UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21494

Nuveen Floating Rate Income Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Mark L. Winget

Vice President and Secretary

333 West Wacker Drive

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(800) 257-8787

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2025

Item 1.	Reports to Stockholders.

Closed-End Funds
Closed-End Funds
Nuveen
January 31, 2025
Semi-annual
Report
This semi-annual report contains the Funds' unaudited financial statements.
Nuveen Floating Rate Income Fund
JFR
Nuveen Credit Strategies Income Fund
JQC
Nuveen Preferred & Income Opportunities Fund
JPC
Nuveen Preferred Securities & Income Opportunities Fund
JPI
Nuveen Variable Rate Preferred & Income Fund
NPFD

Table
of Contents
Important Notices 3
Common Share Information 5
About the Funds’ Benchmarks 7
Fund Performance, Leverage and Holdings Summaries 8
Portfolios of Investments 19
Statement of Assets and Liabilities 63
Statement of Operations 65
Statement of Changes in Net Assets 66
Statement of Cash Flows 69
Financial Highlights 72
Notes to Financial Statements 79
Additional Fund Information 98
Glossary of Terms Used in this Report 99

Important Notices

Portfolio manager commentaries
: The Funds include portfolio manager commentary in their annual shareholder reports. For your Fund’s most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of the Fund’s annual shareholder report.
Fund changes:
For changes that occurred to your Fund both during and after this reporting period, please refer to the Notes to Financial
Statements section of this report.
Fund principal investment policies and principal risks:
Refer to the Shareholder Update section of your Fund’s annual shareholder report for information on the Fund’s principal investment policies and principal risks.
Fund performance:
For current information on your Fund’s average annual total returns please refer to the Fund’s website at www.nuveen.com .
For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holding Summaries section within this report.
JFR – Rights offering:
On January 8, 2025, the Board of Trustees (the “Board”) approved the terms of the issuance of transferable rights
(“Rights”) to the holders of the Fund’s common shares (par value $0.01 per share) (“Common Shares”) as of January 21, 2025 (the “Record Date”).
Holders of Common Shares on the Record Date (“Record Date Shareholders”) received one Right for each outstanding Common Share owned on the Record Date. The Rights entitled the holders to purchase one new Common Share for every 5 Rights held (1-for-5), for an aggregate of up to an additional 26,911,238 Common Shares.
Holders of Rights were entitled to subscribe for additional Common Shares (the “Offer”) at a discount to the market price of the Common Shares, prior to 5:00 p.m., Eastern time, on February 19, 2025 (the “Expiration Date”). The subscription price per Common Share (the “Subscription Price”)
was $8.20 per Common Share, which was equal to 90% of the Fund’s net asset value per Common Share at the close of trading on the NYSE on the
Expiration Date. The gross proceeds of the Offer were approximately $220.7 million (including oversubscription requests and notices of guaranteed delivery).
The Offer was over-subscribed; however, the Fund did not exercise the secondary over-subscription privilege. The available primary over-subscription shares were allocated pro-rata among those fully exercising record date shareholders who over-subscribed based on the number of rights originally issued to them by the Fund. The Fund returned to those investors that submitted over-subscription requests the full amount of their excess payments. The Common Shares subscribed for were issued on February 25, 2025, after completion of the pro-rata allocation of Common Shares in respect of the primary oversubscription privilege and receipt of all shareholder payments.
More details about the Fund’s rights offering is available within these Notes to Financial Statements and on www.nuveen.com/cref.
JFR and JQC - Portfolio manager updates:
Effective December 30, 2024, Coale Mechlin was added as a portfolio manager of the Funds.
JPI – Fund Restructuring:
On July 17, 2024, shareholders of the Fund approved a proposal to amend the Fund’s declaration of trust to eliminate the Fund’s term structure, subject to the completion of a tender offer. The amendment allows shareholders the opportunity to maintain their investment in the Fund and its leveraged exposure to preferred and other income producing securities in lieu of the Fund’s scheduled termination. Additionally, on July 17, 2024, the Fund conducted a tender offer, which allowed shareholders to offer up to 100% of their common shares for repurchase for cash at a price per share equal to 100% of the at net asset value (NAV) per share determined on the date the tender offer expired.
The tender offer expired on August 14, 2024. In the tender offer 8,672,542 shares were tendered, representing approximately 38% of the Fund’s common shares outstanding. Properly tendered shares were repurchased at $20.0081 per share, which was the NAV of the Fund as of the close of ordinary trading on the New York Stock Exchange on August 14, 2024. As a result of the successful completion of the tender offer, the restructuring of the Fund was completed and on August 19, 2024, the following changes became effective.
• The Fund’s declaration of trust was amended to eliminate the term of the Fund.
• The Fund’s name changed to Nuveen Preferred Securities & Income Opportunities Fund.
• Nuveen Fund Advisors, LLC, the investment adviser to the Fund, will waive 50% of the Fund’s net management fees beginning August 19, 2024, and continuing over the first year following the elimination of the term.
More details about the Fund’s restructuring is available within these Notes to Financial Statements and on www.nuveen.com/cref.
JPC, JPI and NPFD – Recent Market Factors:
JPC, JPI and NPFD have substantial allocations to preferred and contingent capital securities issued by U.S. and non-U.S. banks and other financial institutions. Given the increases in prevailing interest rates and other market factors, these securities continue to be subject to heightened volatility and may, ultimately, detract from Fund performance.
Changes in Independent Registered Public Accounting Firm
(a) Previous independent registered public accounting firm:
On October 24, 2024, the Board, upon recommendation from the Audit
Committee, dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Funds. KPMG’s audit reports on the Funds’
financial statements as of and for the fiscal years ended July 31, 2024 and July 31, 2023 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Funds’ fiscal years ended July 31, 2024 and
July 31, 2023, and for the period August 1, 2024 through October 24, 2024, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures, which disagreements if not resolved to the satisfaction of

Important Notices
(continued)
KPMG would have caused them to make reference in connection with their reports opinion to the subject matter of the disagreement. During the
Funds’ fiscal years ended July 31, 2024 and July 31, 2023 and for the period June 1, 2024 through October 24, 2024, there were no reportable events (as defined in Regulation S-K Item 304(a)(1)(v)).
The Funds provided KPMG with a copy of the foregoing disclosures and requested that KPMG furnish the Funds with a letter addressed to the U.S.
Securities and Exchange Commission stating whether KPMG agrees with the above statements.
(b) New independent registered public accounting firm:
On October 24, 2024, the Board, upon recommendation from the Audit
Committee, appointed PricewaterhouseCoopers LLP (“PwC”) as the new independent registered public accounting firm for the Funds. During the
Funds’ fiscal years ended July 31, 2024 and July 31, 2023 and for the subsequent interim period through October 24, 2024, the Funds have not consulted with PwC regarding any of the matters described in Regulation S-K Item 304 (“S-K 304”), S-K 304(a)(2)(i) or S-K 304(a)(2)(ii) disclosure.
JQC – Rights Offering:
On March 19, 2025, the Board approved the terms of the issuance of Rights to the holders of the Fund’s Common
Shares as of March 31, 2025 (the “Record Date”). Holders of Rights will be entitled to subscribe for additional Common shares (the “Offer”) at a discount to the market price of the Common Shares.
After considering a number of factors, including potential benefits and costs, the Board and the Adviser, determined that the Offer will benefit both the Fund and its common shareholders and increase the assets of the Fund available to take advantage of existing investment opportunities, consistent with the Fund’s investment objective of providing shareholders with a high level of current income and its secondary investment objective of total return. • The Fund’s declaration of trust was amended to eliminate the term of the Fund.
Certain key terms of the Offer include:
• Holders of Common Shares on the Record Date (“Record Date Shareholders”) will receive one Right for each outstanding Common Share owned on the Record Date. The Rights entitle the holders to purchase one new Common Share for every five Rights held (1-for-5).
• The subscription price per Common Share (the “Subscription Price”) will be determined based upon a formula equal to 95% of the average of the last reported sales price of the Common Shares on the NYSE on the Expiration Date and each of the four preceding trading days (the “Formula
Price”). If, however, the Formula Price is less than 90% of the net asset value per Common Share at the close of trading on the NYSE on the
Expiration Date, then the Subscription Price will be 90% of the Fund’s net asset value per Common Share at the close of trading on the NYSE on the
Expiration Date. The Rights offering will expire at 5:00 p.m., Eastern time, on April 29, 2025 (the “Expiration Date”).
• Record Date Shareholders who fully exercise all Rights issued to them can subscribe, subject to certain limitations and allotment, for any additional
Common Shares which were not subscribed for by other holders of Rights at the Subscription Price, subject to the right of the Board to eliminate this over-subscription privilege. Investors who are not Record Date Shareholders but who otherwise acquire Rights in the secondary market are not entitled to participate in the over-subscription privilege. If these requests exceed available Common Shares, they will be allocated pro rata among those fully exercising Record Date Shareholders who over-subscribe based on the number of Rights originally issued to them by the Fund.
• Rights are transferable and are expected to be admitted for trading on the NYSE under the symbol “JQC RTWI” initially trading “when-issued” on
March 28, 2025. The Rights will begin trading with regular settlement under the symbol “JQC RT” on or about April 2, 2025, and will cease trading at the close on April 28, 2025, one day before the Offer’s Expiration Date. During this time, Record Date Shareholders may also choose to sell their
Rights.
More details about the Fund’s rights offering are available on www.nuveen.com/cef.
JPC and JPI – Fund Reorganization :
On March 19, 2025, the merger of JPI into JPC was approved by the Board. The merger is pending shareholder approval and satisfying other closing conditions.

Common Share Information

COMMON SHARE DISTRIBUTION INFORMATION
The following information regarding each Fund’s distributions is current as of January 31, 2025 .
Each Fund’s distribution policy, which may be changed by the Board, is to make regular monthly cash distributions to holders of its common shares (stated in terms of a fixed cents per common share dividend distribution rate which may be set from time to time).
Each Fund intends to distribute all or substantially all of its net investment income each year through its regular monthly distribution and to distribute realized capital gains at least annually. In addition, in any monthly period, to maintain its declared per common share distribution amount, a Fund may distribute more or less than its net investment income during the period. In the event a
Fund distributes more than its net investment income during any yearly period, such distributions may also include realized gains and/or a return of capital. To the extent that a distribution includes a return of capital the NAV per share may erode. The practice of maintaining a stable distribution level had no material effect on each Fund’s investment strategy during the most recent fiscal period and is not expected to have such an effect in future periods, however, distributions in excess of Fund returns will cause its
NAV per share to erode. For additional information, refer to the distribution information section below and in the Notes to Financial
Statements herein.
Actual amounts and sources for tax reporting purposes will be determined as of each Fund’s fiscal year-end and reported to shareholders on Form 1099-DIV.
Because distribution source estimates are updated throughout the current fiscal year based on a fund’s performance, these estimates may differ from both the tax information reported to you in the Fund’s 1099 statement, as well as the ultimate economic sources of distributions over the life of your investment.
The figures in the table below provide an estimate of the sources of distributions and may include amounts attributed to realized gains and/or returns of capital. A return of capital may occur, for example, when some or all of the money that you invested in a
Fund is paid back to you. A return of capital distribution does not necessarily reflect a Fund’s investment performance and should not be confused with “yield” or “income.” The Funds attribute these estimates equally to each regular distribution throughout the year. Consequently, the estimated information shown below is for the current distribution, and also represents an updated estimate for all prior months in the fiscal year. These estimates should not be used for tax reporting purposes. The final determination for all distributions paid in 2025 will be made in early 2026 and reported to you on Form 1099-DIV. More details about each Fund’s distributions and the basis for these estimates are available on www.nuveen.com/en-us/closed-end-funds.
NUVEEN CLOSED-END FUND DISTRIBUTION AMOUNTS
The Nuveen Closed-End Funds’ monthly and quarterly periodic distributions to shareholders are posted on www.nuveen.com and can be found on Nuveen’s enhanced closed-end fund resource page, which is at https://www.nuveen.com/resource-center-
closed-end-funds, along with other Nuveen closed-end fund product updates. To ensure timely access to the latest information, shareholders may use a subscribe function, which can be activated at this web page (https://www.nuveen.com/subscriptions).
COMMON SHARE EQUITY SHELF PROGRAMS
Data as of January 31, 2025
Current Month
Estimated Percentage of the
Distribution
Estimated Fiscal YTD
Per Share Amounts
Fund
Latest
Declared
Distribution
Net
Investment
Income
Realized
Gains
Return of
Capital
Total
Distributions
Net
Investment
Income Realized Gains
Return of
Capital
JFR $0.0850 81.20% 0.00% 18.80% $0.5100 $0.4143 $0.0000 $0.0957
JQC $0.0540 77.50% 0.00% 22.50% $0.3240 $0.2511 $0.0000 $0.0729
JPC $0.0665 72.60% 0.00% 27.40% $0.3990 $0.2897 $0.0000 $0.1093
JPI $0.1660 69.10% 0.00% 30.90% $0.9280 $0.6410 $0.0000 $0.2870
NPFD $0.1675 43.20% 0.00% 56.80% $1.0050 $0.4340 $0.0000 $0.5710

Common Share Information
(continued)

During the current reporting period, JPC was authorized by the Securities and Exchange Commission to issue additional common shares through an equity shelf program (Shelf Offering). Under these programs, JPC, subject to market conditions, may raise additional capital from time to time in varying amounts and offering methods at a net price at or above the Fund’s NAV per common share. The maximum aggregate offering under these Shelf Offerings, are as shown in the accompanying table.
During the current reporting period, JPC sold common shares through its Shelf Offering at a weighted average premium to its NAV per common share in the accompanying table.
Refer to Notes to Financial Statements for further details of Shelf Offerings and the Fund’s transactions.
COMMON SHARE REPURCHASES
The Funds’ Board of Trustees reauthorized an open-market share repurchase program, allowing each fund to repurchase and retire an aggregate of up to approximately 10% of its outstanding common shares.
During the current reporting period, the Funds did not repurchase any of their outstanding common shares.  As of January 31, 2025,
(and since the inception of the Funds’ repurchase programs), each Fund has cumulatively repurchased and retired its outstanding common shares as shown in the accompanying table.
JPC
Maximum aggregate offering Unlimited
JPC
Common shares sold through shelf offering 1,683,000
Weighted average premium to NAV per common share sold 0.30%
JFR JQC JPC JPI NPFD
Common shares cumulatively repurchased and retired 147,593 5,473,400 2,826,100 0 0
Common shares authorized for repurchase 13,405,000 13,560,000 31,945,000 2,275,000 2,415,000

About the Funds’ Benchmarks

ICE BofA U.S. All Capital Securities Index:
A n index designed to measure the performance of investment grade and below investment grade fixed rate and fixed-to-floating rate, USD-denominated hybrid corporate and preferred securities publicly issued in the U.S. domestic market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE BofA U.S. High Yield Index:
An index designed to measure the performance of USD-denominated below investment grade corporate debt publicly issued in the U.S. domestic market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE USD Contingent Capital Index:
An index designed to measure the performance of USD denominated contingent capital debt publicly issued in the major domestic and Eurobond markets, including investment grade and below investment grade issues. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE Variable Rate Preferred & Hybrid Securities Index:
An index designed to measure the performance of floating-
and variable-rate investment grade and below investment grade USD-denominated preferred stock and hybrid debt publicly issued by corporations in the U.S. domestic market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P UBS Leveraged Loan Index:
An index designed to measure the performance of the USD-denominated leveraged loan market. The index includes issuers from developed countries; issuers from developing countries are excluded.
Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Fund Performance, Leverage and Holdings
Summaries
The Fund Performance, Leverage and Holding Summaries for each Fund are shown below within this section of the report.
Fund Performance
Performance data for each Fund shown below represents past performance and does not predict or guarantee future results.
Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. For performance, current to the most recent month-end visit Nuveen.com or call (800) 257-8787.
Impact of Leverage
One important factor impacting the returns of the Funds’ common shares relative to their comparative benchmarks was the
Funds’ use of leverage through bank borrowings, Taxable Fund Preferred Shares (TFP) and/or reverse repurchase agreements. The
Funds use leverage because our research has shown that, over time, leveraging provides opportunities for additional income. The opportunity arises when short-term rates that a Fund pays on its leveraging instruments are lower than the interest the Fund earns on its portfolio securities that it has bought with the proceeds of that leverage.
However, use of leverage can expose Fund common shares to additional price volatility. When a Fund uses leverage, the Fund’s common shares will experience a greater increase in their net asset value if the securities acquired through the use of leverage increase in value, but will also experience a correspondingly larger decline in their net asset value if the securities acquired through leverage decline in value. All this will make the shares’ total return performance more variable over time.
In addition, common share income in levered funds will typically decrease in comparison to unlevered funds when short-term interest rates increase and increase when short-term interest rates decrease. In recent quarters, fund leverage expenses have generally tracked the overall movement of short-term interest rates. While fund leverage expenses are higher than their prior year lows, leverage nevertheless continues to provide the opportunity for incremental common share income, particularly over longer-
term periods.
Leverage Ratios
Each Fund’s Effective Leverage and Regulatory Leverage Ratios are set forth below. “Effective Leverage” is a Fund’s effective economic leverage, and includes both regulatory leverage and the leverage effects of certain derivative and other investments in a
Fund’s portfolio that increase the Fund’s investment exposure. “Regulatory Leverage” consists of preferred shares or borrowings of a Fund. Regulatory Leverage is a part of a Fund’s capital structure. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940. A Fund, however, may from time to time borrow for temporary purposes, typically on a transient basis in connection with its day-to-day operations, primarily in connection with the need to settle portfolio trades. Such temporary borrowings are excluded from the calculation of a Fund’s Effective Leverage and Regulatory Leverage ratios.
Holding Summaries
The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies:
Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Nuveen Floating Rate Income Fund
Fund Performance, Leverage and Holdings Summaries January 31, 2025

JFR
Performance*
*For purposes of Fund performance, relative results are measured against the S&P UBS Leveraged Loan Index.
Daily Common Share NAV and Share Price
Total Returns as of
January 31, 2025
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
JFR at Common Share NAV 3/25/04 4.74% 10.86% 5.16% 4.90%
JFR at Common Share Price 3/25/04 3.25% 14.25% 6.08% 6.05%
S&P UBS Leveraged Loan Index — 4.40% 8.98% 5.77% 5.18%
Common
Share
NAV
Common
Share Price
Premium/(Discount)
to NAV
Average
Premium/(Discount)
to NAV
$9.20 $8.60 (6.52)% (4.08)%

Performance Overview and Holdings Summaries as of
January 31, 2025
(continued)
Leverage and Holdings
Leverage
Effective Leverage 38.20%
Regulatory Leverage 38.20%
Fund Allocation
(% of net assets)
Variable Rate Senior Loan
Interests 140 .8%
Corporate Bonds 17 .7%
Common Stocks 1 .9%
Asset-Backed Securities 1 .0%
$25 Par (or similar) Retail
Preferred 0 .0%
Warrants 0 .0%
Short-Term Investment
Companies 5 .6%
Other Assets & Liabilities, Net (5.3)%
Borrowings (38.7)%
TFP Shares, Net ( 23 .0 ) %
Net Assets 100%
Portfolio Composition
1
(% of total investments)
Software & Services 14.9%
Consumer Services 12.7%
Health Care Equipment &
Services 9.6%
Telecommunication Services 7.2%
Capital Goods 6.8%
Insurance 6.1%
Commercial & Professional
Services 5.8%
Media & Entertainment 5.3%
Materials 5.2%
Consumer Discretionary
Distribution & Retail 3.8%
Energy 3.4%
Investment Companies 3.4%
Technology Hardware &
Equipment 3.2%
Consumer Durables & Apparel 1.9%
Transportation 1.8%
Other 8.9%
Total Investments 100%
Top Five Issuers
(% of total long-term investments)
CommScope, Inc., Term Loan 2.1%
Level 3 Financing Inc., Extended
Term Loan B2 1.7%
Medline Borrower, LP, Add-on
Term Loan B 1.6%
Zayo Group Holdings Inc 1.5%
101B.C. Unlimited Liability
Company, Term Loan B6 1.5%
Bond Credit Quality
(% of total long-term fixed income
investments)
BBB 8.9%
BB or Lower 80.6%
N/R (not rated) 10.5%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Credit Strategies Income Fund
Fund Performance, Leverage and Holdings Summaries January 31, 2025

JQC
Performance*
*For purposes of Fund performance, relative results are measured against the JQC Blended Benchmark. As of August 7, 2023, the Fund’s Blended
Benchmark consists of: 1) 75% S&P UBS Leveraged Loan Index and 2) 25% ICE BofA U.S. High Yield Index. Prior to August 7, 2023, relative results were measured against the S&P UBS Leveraged Loan Index.
Daily Common Share NAV and Share Price
Total Returns as of
January 31, 2025
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
JQC at Common Share NAV 6/25/03 4.91% 10.79% 4.15% 4.00%
JQC at Common Share Price 6/25 /03 3.18% 16.63% 5.84% 5.92%
S&P UBS Leveraged Loan Index — 4.40% 8.98% 5.77% 5.18%
JQC Blended Benchmark — 4.51% 9.17% 5.86% 5.22%
Common
Share
NAV
Common
Share Price
Premium/(Discount)
to NAV
Average
Premium/(Discount)
to NAV
$5.87 $5.59 (4.77)% (2.64)%

Performance Overview and Holdings Summaries as of
January 31, 2025
(continued)
Leverage and Holdings
Leverage
Effective Leverage 38.27%
Regulatory Leverage 30.64%
Fund Allocation
(% of net assets)
Variable Rate Senior Loan
Interests 114 .4%
Corporate Bonds 37 .5%
Asset-Backed Securities 7 .7%
Common Stocks 1 .2%
Warrants 0 .0%
Short-Term Investment
Companies 3 .4%
Other Assets & Liabilities, Net (2.2)%
Reverse Repurchase
Agreements, including accrued
interest ( 17 .9 ) %
Borrowings (26.6)%
TFP Shares, Net ( 17 .5 ) %
Net Assets 100%
Top Five Issuers
(% of total long-term investments)
Level 3 Financing Inc 1.8%
Medline Borrower, LP, Add-on
Term Loan B 1.6%
Zayo Group Holdings Inc 1.5%
CommScope, Inc., Term Loan 1.5%
Talen Energy Supply, LLC, Term
Loan B 1.3%
Portfolio Composition
1
(% of total investments)
Software & Services 13.4%
Health Care Equipment &
Services 10.9%
Consumer Services 10.6%
Telecommunication Services 7.9%
Capital Goods 7.4%
Insurance 6.5%
Materials 5.9%
Media & Entertainment 5.0%
Asset-Backed Securities 4.7%
Commercial & Professional
Services 4.4%
Consumer Discretionary
Distribution & Retail 3.8%
Energy 2.8%
Utilities 2.4%
Consumer Durables & Apparel 2.1%
Investment Companies 2.0%
Other 10.2%
Total Investments 100%
Bond Credit Quality
(% of total long-term fixed income
investments)
BBB 10.5%
BB or Lower 81.9%
N/R (not rated) 7.6%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Preferred & Income Opportunities Fund
Fund Performance, Leverage and Holdings Summaries January 31, 2025

JPC
Performance*
*For purposes of Fund performance, relative results are measured against the JPC Blended Benchmark. The Fund's Blended Benchmark consists of:
1) 60% ICE BofA U.S. All Capital Securities Index and 2) 40% ICE USD Contingent Capital Index.
Daily Common Share NAV and Share Price
Total Returns as of
January 31, 2025
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
JPC at Common Share NAV 3/26/03 4.77% 11.17% 2.06% 4.91%
JPC at Common Share Price 3/26/03 8.93% 20.24% 2.53% 6.31%
ICE BofA U.S. All Capital Securities Index — 4.00% 7.52% 2.46% 4.41%
JPC Blended Benchmark — 4.38% 9.03% 2.18% 4.44%
Common
Share
NAV
Common
Share Price
Premium/(Discount)
to NAV
Average
Premium/(Discount)
to NAV
$8.00 $7.96 (0.50)% (1.53)%

Performance Overview and Holdings Summaries as of
January 31, 2025
(continued)
Leverage and Holdings
Leverage
Effective Leverage 38.04%
Regulatory Leverage 30.13%
Fund Allocation
(% of net assets)
$1,000 Par (or similar)
Institutional Preferred 85 .4%
Contingent Capital Securities 55 .9%
$25 Par (or similar) Retail
Preferred 13 .1%
Corporate Bonds 3 .0%
Convertible Preferred Securities 0 .8%
U.S. Government and Agency
Obligations 0 .6%
Common Stocks 0 .0%
Repurchase Agreements 1 .1%
Other Assets & Liabilities, Net 1.5%
Reverse Repurchase
Agreements, including accrued
interest ( 18 .3 ) %
Borrowings (26.8)%
TFP Shares, Net ( 16 .3 ) %
Net Assets 100%
Portfolio Composition
1
(% of total investments)
Banks 54.5%
Financial Services 18.3%
Insurance 10.9%
Utilities 5.7%
Energy 3.5%
Food, Beverage & Tobacco 2.5%
Other 3.9%
Repurchase Agreements 0.7%
Total 100%
Country Allocation
2
(% of total investments)
United States 55 .5%
United Kingdom 13 .3%
France 8 .8%
Canada 5 .7%
Spain 4 .3%
Switzerland 3 .8%
Netherlands 2 .1%
Germany 1 .5%
Australia 1 .2%
Ireland 1 .0%
Italy 0 .8%
Other 2 .0%
Total 100%
Top Five Issuers
(% of total long-term investments)
Citigroup Inc 4.5%
HSBC Holdings PLC 4.3%
BNP Paribas SA 4.2%
Wells Fargo & Co 3.8%
UBS Group AG 3.7%
Portfolio Credit Quality
(% of total long-term fixed income
investments)
AAA 1.0%
A 0.2%
BBB 78.0%
BB or Lower 19.6%
N/R (not rated) 1.2%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
2 Includes 1.3% (as a percentage of total investments) in emerging market countries.

Nuveen Preferred Securities & Income
Opportunities Fund
Fund Performance, Leverage and Holdings Summaries January 31, 2025

JPI
Performance*
*For purposes of Fund performance, relative results are measured against the JPI Blended Benchmark. The Fund’s Blended Benchmark consists of: 1)
60% ICE BofA U.S. All Capital Securities Index and 2) 40% ICE USD Contingent Capital Index.
Daily Common Share NAV and Share Price
Total Returns as of
January 31, 2025
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
JPI at Common Share NAV 7/26/12 4.80% 11.02% 1.72% 5.01%
JPI at Common Share Price 7/26/12 6.18% 16.18% 2.01% 6.07%
ICE BofA U.S. All Capital Securities Index — 4.00% 7.52% 2.46% 4.41%
JPI Blended Benchmark — 4.38% 9.03% 2.35% 4.76%
Common
Share
NAV
Common
Share Price
Premium/(Discount)
to NAV
Average
Premium/(Discount)
to NAV
$19.98 $20.15 0.85% 0.43%

Performance Overview and Holdings Summaries as of
January 31, 2025
(continued)
Leverage and Holdings
Leverage
Effective Leverage 36.92%
Regulatory Leverage 30.55%
Fund Allocation
(% of net assets)
$1,000 Par (or similar)
Institutional Preferred 79 .2%
Contingent Capital Securities 59 .0%
$25 Par (or similar) Retail
Preferred 16 .1%
U.S. Government and Agency
Obligations 1 .7%
Corporate Bonds 1 .1%
Repurchase Agreements 1 .0%
Other Assets & Liabilities, Net 0.6%
Reverse Repurchase
Agreements, including accrued
interest ( 14 .7 ) %
Borrowings (44.0)%
Net Assets 100%
Portfolio Composition
1
(% of total investments)
Banks 54.1%
Financial Services 17.3%
Insurance 10.8%
Utilities 5.7%
Energy 3.5%
Food, Beverage & Tobacco 3.1%
Other 4.9%
Repurchase Agreements 0.6%
Total 100%
Top Five Issuers
(% of total long-term investments)
HSBC Holdings PLC 4.7%
Citigroup Inc 4.5%
BNP Paribas SA 4.2%
UBS Group AG 3.8%
Wells Fargo & Co 3.7%
Portfolio Credit Quality
(% of total long-term investments)
AAA 1.1%
BBB 74.7%
BB or Lower 22.2%
N/R (not rated) 2.0%
Total 100%
Country Allocation
2
(% of total investments)
United States 53 .9%
United Kingdom 14 .2%
France 8 .4%
Canada 5 .0%
Spain 4 .8%
Switzerland 4 .5%
Netherlands 2 .4%
Germany 1 .8%
Italy 1 .0%
Ireland 0 .9%
Australia 0 .9%
Other 2 .2%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
2 Includes 1.5% (as a percentage of total investments) in emerging market countries.

Nuveen Variable Rate Preferred & Income Fund
Fund Performance, Leverage and Holdings Summaries January 31, 2025

NPFD
Performance*
*For purposes of Fund performance, relative results are measured against the NPFD Blended Benchmark. The Fund’s Blended Benchmark consists of
1) 80% ICE Variable Rate Preferred & Hybrid Securities Index and 2) 20% ICE USD Contingent Capital Index.
Daily Common Share NAV and Share Price
Total Returns as of
January 31, 2025
Cumulative Average Annual
Inception
Date 6-Month 1-Y ear
Since
Inception
NPFD at Common Share NAV 12/15/21 4.84% 11.10% 0.10%
NPFD at Common Share Price 12/15/21 7.51% 22.58% (0.64)%
ICE Variable Rate Preferred & Hybrid Securities Index — 4.60% 9.83% 4.48%
NPFD Blended Benchmark — 4.67% 10.12% 3.67%
Common
Share
NAV
Common
Share Price
Premium/(Discount)
to NAV
Average
Premium/(Discount)
to NAV
$20.09 $19.17 (4.58)% (7.08)%

Performance Overview and Holdings Summaries as of
January 31, 2025
(continued)
Leverage and Holdings
Leverage
Effective Leverage 37.15%
Regulatory Leverage 34.82%
Fund Allocation
(% of net assets)
$1,000 Par (or similar)
Institutional Preferred 110 .2%
Contingent Capital Securities 31 .9%
$25 Par (or similar) Retail
Preferred 13 .7%
U.S. Government and Agency
Obligations 1 .2%
Corporate Bonds 0 .4%
Repurchase Agreements 0 .7%
Other Assets & Liabilities, Net 0.9%
Reverse Repurchase
Agreements, including accrued
interest ( 5 .7 ) %
Borrowings (35.9)%
TFP Shares, Net ( 17 .4 ) %
Net Assets 100%
Top Five Issuers
(% of total long-term investments)
Goldman Sachs Group Inc/The 5.0%
Citigroup Inc 4.0%
JPMorgan Chase & Co 3.4%
Wells Fargo & Co 3.4%
Enbridge Inc 3.3%
Portfolio Composition
1
(% of total investments)
Banks 43.2%
Financial Services 16.9%
Insurance 14.9%
Utilities 9.9%
Energy 6.4%
Capital Goods 2.4%
Other 5.9%
Repurchase Agreements 0.4%
Total 100%
Portfolio Credit Quality
(% of total long-term investments)
AAA 0.8%
BBB 72.4%
BB or Lower 25.0%
N/R (not rated) 1.8%
Total 100%
Country Allocation
2
(% of total investments)
United States 67 .2%
Canada 8 .7%
United Kingdom 8 .1%
France 4 .6%
Switzerland 2 .7%
Spain 2 .5%
Netherlands 1 .3%
Germany 1 .1%
Ireland 0 .9%
Australia 0 .8%
Italy 0 .6%
Other 1 .5%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
2 Includes 1.1% (as a percentage of total investments) in emerging market countries.

Portfolio of Investments January 31, 2025
JFR
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION RATE VALUE
LONG-TERM INVESTMENTS - 161.4% (96.6% of Total Investments)
592,432 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 0 .0% ( 0 .0 % of Total Investments) 592,432
TRANSPORTATION - 0.0% (0.0% of Total Investments)
9,712 ACBL HLDG CORP 0 .000% $ 592,432
TOTAL TRANSPORTATION 592,432
TOTAL $25 PAR (OR SIMILAR) RETAIL PREFERRED
(Cost $296,216) 592,432
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET-BACKED SECURITIES - 1.0% (0.6% of Total Investments) –
$ 750,000 (a),(b) Battalion CLO XI Ltd, (LIBOR 3 M + 7.112%), 2017 11A 8 .034 04/24/34 705,808
2,000,000 (a),(b) Dryden 50 Senior Loan Fund, (LIBOR 3 M + 6.522%), 2017 50A 10 .824 07/15/30 2,008,086
3,000,000 (a),(b) Flatiron CLO 19 Ltd, (TSFR3M + 6.362%), 2019 1A 10 .847 11/16/34 3,013,122
750,000 (a),(b) Magnetite XXVII Ltd, (TSFR3M + 6.262%), 2020 27A 10 .555 10/20/34 757,641
2,875,000 (a),(b) Neuberger Berman Loan Advisers CLO 48 Ltd, (TSFR3M +
3.200%), 2022 48A
7 .500 04/25/36 2,902,491
2,500,000 (a),(b) Rockford Tower CLO 2017-3 Ltd, (LIBOR 3 M + 6.012%), 2017 3A 6 .813 10/20/30 2,506,450
TOTAL ASSET-BACKED SECURITIES
(Cost $11,741,214) 11,893,598
SHARES DESCRIPTION VALUE
23468625 COMMON STOCKS - 1 .9% ( 1 .1 % of Total Investments) 23468625
CAPITAL GOODS - 0.0% (0.0% of Total Investments)
4,865 (c) TNT Crane & Rigging Inc 3,192
8,626 (c) TNT Crane & Rigging Inc 86
TOTAL CAPITAL GOODS 3,278
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.0% (0.0% of Total
Investments)
749 (c),(d) Belk Inc 5,992
20,857 (c) Jo-Ann Stores LLC 2,086
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 8,078
CONSUMER SERVICES - 0.1% (0.1% of Total Investments)
332,537 (c) 24 Hour Fitness Worldwide Inc 9,976
699,154 (c) 24 Hour Fitness Worldwide Inc 6,992
57,279 (c) Cengage Learning Holdings II Inc 1,140,826
2,513 (c) Crown Finance US Inc 62,719
TOTAL CONSUMER SERVICES 1,220,513
ENERGY - 0.4% (0.3% of Total Investments)
42,689 Chord Energy Corp 4,800,378
215,829 (c) Transocean Ltd 846,050
TOTAL ENERGY 5,646,428
HEALTH CARE EQUIPMENT & SERVICES - 0.0% (0.0% of Total Investments)
157,320 (c),(d) Millennium Health LLC 1,573
167,590 (c),(d) Millennium Health LLC 16,759
195,344 (c) Onex Carestream Finance LP 488,360
TOTAL HEALTH CARE EQUIPMENT & SERVICES 506,692
MATERIALS - 0.0% (0.0% of Total Investments)
80 LyondellBasell Industries NV, Class A 6,056
TOTAL MATERIALS 6,056
MEDIA & ENTERTAINMENT - 0.9% (0.5% of Total Investments)
34,846 (c) Catalina Marketing Corp 696,920
410,147 (c) Cineworld Group PLC 10,236,449
TOTAL MEDIA & ENTERTAINMENT 10,933,369
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0% (0.0% of Total
Investments)
60,637 (c) Bright Bidco BV 18,555
44,390 (c) Bright Bidco BV 13,583
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 32,138

Portfolio of Investments January 31, 2025
(continued)
JFR

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES - 0.3% (0.2% of Total Investments)
81,991 (c) Avaya Inc $ 473,990
377,935 (c) Avaya Inc 2,184,842
573 (c),(d) BLOOM PARENT INC 572,645
TOTAL SOFTWARE & SERVICES 3,231,477
TECHNOLOGY HARDWARE & EQUIPMENT - 0.1% (0.0% of Total Investments)
45,085 (c) Windstream Services PE LLC 873,522
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 873,522
TELECOMMUNICATION SERVICES - 0.1% (0.0% of Total Investments)
46,534 (c) Windstream Services PE LLC 901,596
TOTAL TELECOMMUNICATION SERVICES 901,596
TRANSPORTATION - 0.0% (0.0% of Total Investments)
2,293 (c) ACBL HLDG CORP 105,478
TOTAL TRANSPORTATION 105,478
TOTAL COMMON STOCKS
(Cost $59,528,444) 23,468,625
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
218161053 CORPORATE BONDS - 17 .7% ( 10 .6 % of Total Investments) 218161053
CAPITAL GOODS - 0.4% (0.2% of Total Investments)
$ 4,537,000 TransDigm Inc 4 .625% 01/15/29 4,294,433
TOTAL CAPITAL GOODS 4,294,433
COMMERCIAL & PROFESSIONAL SERVICES - 1.3% (0.8% of Total Investments)
3,000,000 (b) Boost Newco Borrower LLC 7 .500 01/15/31 3,140,646
4,650,000 (b) Prime Security Services Borrower LLC / Prime Finance Inc 6 .250 01/15/28 4,644,709
3,431,000 (b) Prime Security Services Borrower LLC / Prime Finance Inc 5 .750 04/15/26 3,439,298
4,750,000 (b) Prime Security Services Borrower LLC / Prime Finance Inc 3 .375 08/31/27 4,483,343
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 15,707,996
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.7% (0.4% of Total
Investments)
1,500,000 (b) Carvana Co, (cash 13.000%, PIK 13.000%) 9 .000 06/01/30 1,665,163
6,055,000 (b) Michaels Cos Inc/The 7 .875 05/01/29 3,803,331
1,812,000 (b) PetSmart Inc / PetSmart Finance Corp 4 .750 02/15/28 1,736,645
900,000 (b) Wand NewCo 3 Inc 7 .625 01/30/32 931,626
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 8,136,765
CONSUMER SERVICES - 1.1% (0.7% of Total Investments)
1,807,000 (b) 1011778 BC ULC / New Red Finance Inc 3 .500 02/15/29 1,668,896
10,261,000 (b) 1011778 BC ULC / New Red Finance Inc 4 .000 10/15/30 9,291,783
2,955,000 (b) Carnival Holdings Bermuda Ltd 10 .375 05/01/28 3,144,868
TOTAL CONSUMER SERVICES 14,105,547
ENERGY - 1.7% (1.0% of Total Investments)
519,024 (b) Borr IHC Ltd / Borr Finance LLC 10 .000 11/15/28 518,418
3,500,000 (b) CITGO Petroleum Corp 7 .000 06/15/25 3,502,467
1,000,000 (b) eG Global Finance PLC 12 .000 11/30/28 1,121,097
1,799,000 (b) Hilcorp Energy I LP / Hilcorp Finance Co 6 .250 11/01/28 1,786,656
1,799,000 (b) MEG Energy Corp 5 .875 02/01/29 1,771,352
6,000,000 PBF Holding Co LLC / PBF Finance Corp 6 .000 02/15/28 5,913,290
1,335,000 (b) Talos Production Inc 9 .375 02/01/31 1,387,140
4,750,000 (b) Weatherford International Ltd 8 .625 04/30/30 4,926,268
TOTAL ENERGY 20,926,688
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.5% (0.3% of Total Investments)
9,750,000 American Tower Corp 2 .950 01/15/51 6,073,739
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 6,073,739
HEALTH CARE EQUIPMENT & SERVICES - 1.7% (1.1% of Total Investments)
3,025,000 (b) Mozart Debt Merger Sub Inc 3 .875 04/01/29 2,822,644
5,286,929 (b) Radiology Partners Inc, (cash 4.275%, PIK 3.500%) 7 .775 01/31/29 5,239,030
8,880,745 (b) Team Health Holdings Inc, (cash 9.000%, PIK 4.500%) 9 .000 06/30/28 9,680,012
3,765,000 Tenet Healthcare Corp 6 .125 10/01/28 3,767,018
TOTAL HEALTH CARE EQUIPMENT & SERVICES 21,508,704

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE - 0.2% (0.1% of Total Investments)
$ 935,000 (b) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4 .250% 10/15/27 $ 904,631
1,825,000 (b) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6 .750 04/15/28 1,844,268
TOTAL INSURANCE 2,748,899
MATERIALS - 0.3% (0.2% of Total Investments)
1,000,000 Ball Corp 6 .000 06/15/29 1,010,156
1,280,000 (b) LABL Inc 9 .500 11/01/28 1,257,696
1,810,000 (b) Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen Group Issuer
LLC
4 .375 09/30/28 1,815,349
TOTAL MATERIALS 4,083,201
MEDIA & ENTERTAINMENT - 2.4% (1.4% of Total Investments)
750,000 (b) Advantage Sales & Marketing Inc 6 .500 11/15/28 710,394
13,000,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
3 .500 03/01/42 8,881,636
4,725,000 (b) CSC Holdings LLC 5 .500 04/15/27 4,375,195
2,000,000 (b) CSC Holdings LLC 5 .375 02/01/28 1,758,276
18,647 (b) iHeartCommunications Inc 9 .125 05/01/29 16,316
5,882,000 (b) McGraw-Hill Education Inc 5 .750 08/01/28 5,789,592
8,994,000 (b) VZ Secured Financing BV 5 .000 01/15/32 8,036,050
TOTAL MEDIA & ENTERTAINMENT 29,567,459
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2% (0.1% of Total
Investments)
2,650,000 (b) Organon & Co / Organon Foreign Debt Co-Issuer BV 5 .125 04/30/31 2,398,874
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2,398,874
SOFTWARE & SERVICES - 0.4% (0.2% of Total Investments)
1,000,000 (b) Open Text Holdings Inc 4 .125 12/01/31 896,284
5,518,515 (b) Rackspace Finance LLC 3 .500 05/15/28 2,935,837
1,000,000 (b) Rocket Software Inc 9 .000 11/28/28 1,035,817
TOTAL SOFTWARE & SERVICES 4,867,938
TECHNOLOGY HARDWARE & EQUIPMENT - 0.7% (0.4% of Total Investments)
2,290,000 (b) CommScope LLC 4 .750 09/01/29 2,038,510
5,250,000 (b) CommScope LLC 6 .000 03/01/26 5,250,000
1,750,000 (b) CommScope Technologies LLC 5 .000 03/15/27 1,574,651
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 8,863,161
TELECOMMUNICATION SERVICES - 4.9% (2.9% of Total Investments)
9,216,000 (b) Frontier Communications Holdings LLC 5 .875 10/15/27 9,218,645
2,000,000 (b) Frontier Communications Holdings LLC 5 .000 05/01/28 1,979,537
2,250,000 Frontier Communications Holdings LLC 5 .875 11/01/29 2,242,471
3,022,000 (b) Frontier Communications Holdings LLC 6 .000 01/15/30 3,028,077
5,000,000 (b) Level 3 Financing Inc 4 .000 04/15/31 3,900,000
4,990,000 (b) Level 3 Financing Inc 10 .500 05/15/30 5,437,653
2,000,000 (b) Level 3 Financing Inc 10 .500 04/15/29 2,240,272
1,000,000 (b) Lumen Technologies Inc 10 .000 10/15/32 997,500
7,820,000 (b) Vmed O2 UK Financing I PLC 4 .250 01/31/31 6,771,079
8,160,000 (b) Vmed O2 UK Financing I PLC 4 .750 07/15/31 7,169,350
18,196,000 (b) Zayo Group Holdings Inc 4 .000 03/01/27 17,169,573
TOTAL TELECOMMUNICATION SERVICES 60,154,157
TRANSPORTATION - 0.4% (0.3% of Total Investments)
3,025,000 Delta Air Lines Inc 3 .750 10/28/29 2,843,301
2,377,000 (b) United Airlines Inc 4 .625 04/15/29 2,281,968
TOTAL TRANSPORTATION 5,125,269
UTILITIES - 0.8% (0.5% of Total Investments)
3,060,000 Pacific Gas and Electric Co 4 .550 07/01/30 2,896,425
1 Pacific Gas and Electric Co 4 .500 07/01/40 1
6,028,000 PG&E Corp 5 .000 07/01/28 5,808,379
950,000 PG&E Corp 5 .250 07/01/30 893,418
TOTAL UTILITIES 9,598,223
TOTAL CORPORATE BONDS
(Cost $209,301,767) 218,161,053

Portfolio of Investments January 31, 2025
(continued)
JFR

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
1736015482 VARIABLE RATE SENIOR LOAN INTERESTS - 140 .8% ( 84 .3 % of Total Investments) 1736015482
AUTOMOBILES & COMPONENTS - 0.6% (0.4% of Total Investments)
$ 1,040,485 (a) Adient US LLC, Term Loan B2, (TSFR1M + 2.250%) 6 .562% 01/29/31 $ 1,045,651
3,311,700 (a) Clarios Global LP, Term Loan B, (TSFR1M + 2.500%) 6 .812 05/06/30 3,312,942
3,375,000 (a) Clarios Global LP, Term Loan B, (TSFR1M + 2.750%) 7 .086 01/14/32 3,386,256
TOTAL AUTOMOBILES & COMPONENTS 7,744,849
CAPITAL GOODS - 11.0% (6.6% of Total Investments)
2,017,253 (a) ACProducts, Inc., Term Loan B, (TSFR3M + 4.250%) 8 .840 05/17/28 1,560,345
206,731 (a) Air Comm Corporation, LLC, Delayed Draw Term Loan 0 .000 11/22/31 207,700
2,480,769 (a) Air Comm Corporation, LLC, Term Loan, (TSFR3M + 3.000%) 7 .396 11/22/31 2,492,404
6,621,781 (a) Ali Group North America Corporation, Term Loan B, (TSFR1M +
2.000%)
6 .426 10/13/28 6,656,015
3,393,448 (a) Archkey Solutions LLC, Term Loan B, (TSFR1M + 4.750%) 9 .087 11/03/31 3,414,657
2,618,438 (a) Azorra Soar TLB Finance Ltd, Term Loan B, (TSFR3M + 3.500%) 7 .859 10/18/29 2,644,622
2,298,032 (a) Centuri Group, Inc, Term Loan B, (TSFR1M + 2.500%) 6 .925 08/28/28 2,317,117
14,030,027 (a) Chamberlain Group Inc, Term Loan B, (TSFR1M + 3.250%) 7 .662 10/22/28 14,117,785
2,124,697 (a) Chart Industries, Inc., Term Loan B, (TSFR3M + 2.500%) 6 .805 03/18/30 2,137,976
3,973,551 (a) Core & Main LP, Term Loan B, (TSFR1M + 2.000%) 6 .311 07/27/28 3,993,419
1,413,538 (a) Cornerstone Building Brands, Inc., Term Loan B, (TSFR1M +
3.250%)
7 .656 04/12/28 1,350,155
3,888,255 (a) Gates Global LLC, Term Loan B5, (TSFR1M + 1.750%) 6 .062 05/23/31 3,898,170
3,636,000 (a),(e) Goat Holdco LLC, (TBD) TBD TBD 3,648,272
1,885,750 (a) INNIO Group Holding GmbH, First Lien Term Loan B, (TSFR1M +
TSFR3M + 2.500%)
6 .807 11/06/28 1,899,101
1,185,345 (a),(e) Kaman Corp, (TBD) TBD TBD 1,189,049
12,564,655 (a),(e) Kaman Corp, (TBD) TBD TBD 12,603,920
6,255,860 (a) Madison IAQ LLC, Term Loan, (TSFR6M + 2.500%) 6 .762 06/21/28 6,275,410
2,289,263 (a) Madison Safety & Flow LLC, Term Loan B, (TSFR1M + 3.250%) 7 .562 09/19/31 2,309,660
1,721,350 (a) MI Windows and Doors, LLC, Term Loan B2, (TSFR1M + 3.000%) 7 .312 03/28/31 1,737,763
6,581,000 (a),(e) Quikrete Holdings Inc, (TBD) TBD TBD 6,622,131
7,893,213 (a) Quikrete Holdings, Inc., Term Loan B, (TSFR1M + 2.500%) 6 .812 04/14/31 7,913,459
3,860,600 (a) Titan Acquisition Limited, Term Loan B, (TSFR6M + 4.500%) 8 .785 02/01/29 3,897,604
11,440,879 (a) TK Elevator US Newco Inc, Term Loan B, (TSFR6M + 3.500%) 7 .737 04/15/30 11,539,214
3,085,267 (a),(f) TransDigm, Inc., Term Loan, (TSFR3M + 2.500%) 6 .829 09/07/32 3,102,607
11,143,105 (a) TransDigm, Inc., Term Loan J, (TSFR3M + 2.500%) 6 .829 02/28/31 11,197,428
4,070,181 (a) TransDigm, Inc., Term Loan K, (TSFR3M + 2.750%) 7 .079 03/22/30 4,090,878
4,133,128 (a) Victory Buyer LLC, Term Loan, (TSFR1M + 3.750%) 8 .176 11/20/28 4,068,920
8,715,004 (a) Windsor Holdings III, LLC, First Lien Term Loan B, (TSFR1M +
3.500%)
7 .802 08/01/30 8,801,239
TOTAL CAPITAL GOODS 135,687,020
COMMERCIAL & PROFESSIONAL SERVICES - 8.4% (5.0% of Total Investments)
15,137,825 (a) Allied Universal Holdco LLC, Incremental Term Loan B, (TSFR1M
+ 3.750%)
8 .162 05/15/28 15,207,081
4,591,245 (a) Anticimex International AB, Term Loan B1, (SOFR90A + 3.150%) 7 .720 11/16/28 4,630,592
1,116,563 (a) Anticimex International AB, Term Loan B6, (SOFR90A + 3.400%) 7 .970 11/16/28 1,127,494
391,552 (a),(g) Archkey Solutions LLC, Delayed Draw Term Loan B 0 .000 10/10/31 393,999
1,777,315 (a) CHG Healthcare Services Inc., Term Loan B1, (TSFR3M + 3.000%) 7 .395 09/29/28 1,791,987
3,818,454 (a) CoreLogic, Inc., Term Loan, (TSFR1M + 3.500%) 7 .926 06/02/28 3,811,886
5,985,656 (a) Creative Artists Agency, LLC , First Lien Term Loan B, (TSFR1M +
2.750%)
7 .062 10/01/31 6,012,263
1,439,765 (a) Dayforce, Inc., Term Loan B, (TSFR3M + 2.500%) 6 .791 03/03/31 1,454,163
7,425,449 (a) Dun & Bradstreet Corporation (The), Term Loan, (TSFR1M +
2.250%)
6 .561 01/18/29 7,448,096
5,541,663 (a) EAB Global, Inc., Term Loan, (TSFR1M + 3.250%) 7 .562 08/16/28 5,550,336
1,800,927 (a) Ensemble RCM, LLC, Term Loan B, (TSFR3M + 3.000%) 7 .291 08/01/29 1,818,180
3,030,500 (a) Evertec Group, LLC, Term Loan B, (TSFR1M + 2.750%) 7 .062 10/15/30 3,072,169
3,750,000 (a) First Advantage Holdings, LLC, Term Loan B, (TSFR1M + 3.250%) 7 .562 09/19/31 3,789,263
4,928,392 (a) Garda World Security Corporation, Term Loan B, (TSFR1M +
3.500%)
7 .805 02/01/29 4,951,186
3,162,075 (a) GFL Environmental Inc., Term Loan B, (TSFR3M + 2.000%) 6 .305 06/27/31 3,165,980
1,693,125 (a) Herman Miller, Inc, Term Loan B, (TSFR1M + 2.000%) 6 .426 07/19/28 1,692,600
1,875,546 (a) LABL, Inc., First Lien Term Loan, (TSFR1M + 5.000%) 9 .412 10/29/28 1,762,310
4,275,849 (a) OMNIA Partners LLC, Term Loan B, (TSFR3M + 2.750%) 7 .050 07/25/30 4,300,563

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL & PROFESSIONAL SERVICES (continued)
$ 7,298,259 (a) Prime Security Services Borrower, LLC, First Lien Term Loan B,
(TSFR1M + 2.000%)
6 .326% 10/15/30 $ 7,323,328
4,166,096 (a) Reworld Holding Corp, Term Loan B, (TSFR1M + 2.250%) 6 .552 11/30/28 4,181,343
320,098 (a) Reworld Holding Corp, Term Loan C, (TSFR1M + 2.250%) 6 .552 11/30/28 321,270
17,671,688 (a) WIN Waste Innovations Holdings, Inc., Term Loan B, (TSFR1M +
2.750%)
7 .176 03/27/28 17,226,185
2,673,300 (a) XPLOR T1 LLC, Term Loan B, (TSFR3M + 3.500%) 7 .827 06/24/31 2,708,387
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 103,740,661
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.7% (3.4% of Total
Investments)
832,031 (a) Academy, Ltd., Term Loan, (TSFR1M + 3.750%) 8 .202 11/08/27 834,461
1,810,900 (a) Barentz International B.V., Term Loan B2, (TSFR3M + 4.000%) 8 .429 03/28/31 1,829,009
4,022,917 (a) Belron Finance LLC, Term Loan B, (TSFR3M + 2.750%) 7 .273 10/02/31 4,062,644
8,983,442 (a) CNT Holdings I Corp, Term Loan, (TSFR3M + 3.500%) 7 .791 11/08/27 9,022,115
1,317,193 (a) Driven Holdings, LLC, Term Loan B, (TSFR1M + 3.000%) 7 .426 12/18/28 1,322,132
1,982,349 (a) EG Group Limited, Term Loan B, (TSFR3M + 4.250%) 8 .607 02/07/28 2,010,379
2,418,363 (a) EOS Finco Sarl, Term Loan, (TSFR6M + 6.000%) 10 .285 08/03/29 1,031,674
762,926 (a) Fastlane Parent Company, Inc., Term Loan B, (TSFR1M + 4.500%) 8 .812 09/29/28 712,382
1,725,808 (a) Gulfside Supply Inc, Term Loan B, (TSFR3M + 3.000%) 7 .326 05/29/31 1,737,267
2,583,525 (a) Johnstone Supply LLC, Term Loan B, (TSFR1M + 2.500%) 6 .799 06/09/31 2,594,350
1,243,750 (a) LBM Acquisition LLC, Incremental Term Loan B, (TSFR1M +
3.750%)
8 .152 06/06/31 1,229,876
7,261,694 (a) LBM Acquisition LLC, Term Loan B, (TSFR1M + 3.750%) 8 .162 12/20/27 7,284,968
2,430,208 (a) Les Schwab Tire Centers, Term Loan B, (TSFR1M + 2.500%) 6 .812 04/23/31 2,439,698
2,641,742 (a) Mister Car Wash Holdings, Inc., Term Loan B, (TSFR3M + 2.750%) 7 .041 03/27/31 2,658,596
17,862,589 (a) PetSmart, Inc., Term Loan B, (TSFR1M + 3.750%) 8 .162 02/14/28 17,929,573
5,686,506 (a) Restoration Hardware, Inc., Term Loan B, (TSFR1M + 2.500%) 6 .926 10/15/28 5,664,300
5,464,364 (a) Wand NewCo 3, Inc., First Lien Term Loan B, (TSFR1M + 3.000%) 7 .310 01/30/31 5,471,195
1,822,432 (a),(f) White Cap Buyer LLC, Term Loan B, (TSFR1M + 3.250%) 7 .562 10/19/29 1,828,729
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 69,663,348
CONSUMER DURABLES & APPAREL - 3.1% (1.9% of Total Investments)
13,888,153 (a) AI Aqua Merger Sub, Inc., First Lien Term Loan B, (TSFR1M +
3.000%)
7 .337 07/31/28 13,939,956
1,543,109 (a) Hayward Industries, Inc., Term Loan, (TSFR1M + 2.500%) 6 .926 05/30/28 1,551,666
108,030 (a) Serta Simmons Bedding, LLC, New Term Loan, (TSFR3M +
7.500%)
11 .943 06/29/28 99,118
2,092,533 (a) SRAM, LLC , Term Loan B, (TSFR1M + 2.750%) 7 .176 05/18/28 2,117,393
3,375,000 (a) Tempur Sealy International Inc., Term Loan B, (SOFR30A +
2.500%)
6 .840 10/04/31 3,391,183
5,871,775 (a) Topgolf Callaway Brands Corp., Term Loan B, (TSFR1M + 3.000%) 7 .312 03/18/30 5,874,828
5,600,000 (a) Varsity Brands, Inc., Term Loan B, (TSFR3M + 3.750%) 8 .271 07/28/31 5,618,088
261,655 (a) Weber-Stephen Products LLC, Incremental Term Loan B, (TSFR1M
+ 4.250%)
8 .662 10/29/27 262,145
5,518,890 (a) Weber-Stephen Products LLC, Term Loan B, (TSFR1M + 3.250%) 7 .676 10/29/27 5,514,143
TOTAL CONSUMER DURABLES & APPAREL 38,368,520
CONSUMER SERVICES - 19.8% (11.9% of Total Investments)
29,977,228 (a) 101B.C. Unlimited Liability Company, Term Loan B6, (TSFR1M +
1.750%)
6 .062 09/23/30 29,921,021
838,612 (a) 24 Hour Fitness Worldwide, Inc., Exit Delayed Draw Term Loan,
(TSFR3M + 14.000%)
18 .683 09/29/26 461,237
1,623,472 (a) 24 Hour Fitness Worldwide, Inc., Exit Term Loan, (TSFR3M +
5.000%), (cash 9.865%, PIK 5.000%)
9 .590 12/29/25 641,272
1,497,484 (a) Allwyn Entertainment Financing US LLC, Term Loan B, (TSFR3M
+ 2.250%)
6 .539 06/30/31 1,499,356
4,324,928 (a) Alterra Mountain Company, Term Loan B, (TSFR1M + 2.750%) 7 .062 08/17/28 4,360,090
1,076,378 (a) Alterra Mountain Company, Term Loan B7, (TSFR1M + 3.000%) 7 .312 05/31/30 1,086,469
8,264,212 (a),(f) AMC Entertainment Holdings, Inc. , Term Loan, (TSFR1M +
7.000%)
11 .300 01/04/29 8,411,025
9,812,425 (a) Caesars Entertainment Inc., Term Loan B, (TSFR1M + 2.250%) 6 .562 02/06/30 9,857,415
3,970,000 (a) Caesars Entertainment Inc., Term Loan B1, (TSFR1M + 2.250%) 6 .562 02/06/31 3,987,786
2,545,474 (a) Carnival Corporation, Term Loan (2027), (TSFR1M + 2.000%) 6 .302 08/09/27 2,562,974
3,053,784 (a) Carnival Corporation, Term Loan (2028), (TSFR1M + 2.000%) 6 .302 10/18/28 3,070,320

Portfolio of Investments January 31, 2025
(continued)
JFR

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER SERVICES (continued)
$ 2,385,000 (a),(e) Catawba Nation Gaming Authority, (TBD) TBD TBD $ 2,405,869
6,643,555 (a) Churchill Downs Incorporated, Incremental Term Loan B1,
(TSFR1M + 2.000%)
6 .412% 03/17/28 6,651,893
4,184,028 (a) Cinemark USA, Inc., Term Loan B, (TSFR1M + TSFR3M + 2.750%) 7 .070 05/24/30 4,226,914
15,134,563 (a) ClubCorp Holdings, Inc., Term Loan B2, (TSFR3M + 5.000%) 9 .590 09/18/26 15,219,695
8,305,000 (a) Crown Finance US, Inc., Term Loan B, (TSFR1M + 5.250%) 9 .587 10/31/31 8,306,163
4,176,336 (a) Delta 2 (LUX) S.a.r.l., Term Loan B1, (TSFR3M + 2.000%) 6 .329 09/10/31 4,192,520
2,088,164 (a),(e) Delta 2 Lux Sarl, (TBD) TBD TBD 2,096,255
15,157,569 (a) Fertitta Entertainment, LLC, Term Loan B, (TSFR1M + 3.500%) 7 .812 01/29/29 15,253,138
23,883,750 (a) Flutter Financing B.V., Term Loan B, (TSFR3M + 1.750%) 6 .079 11/29/30 23,934,981
4,205,000 (a) GBT US III LLC, Term Loan B, (TSFR3M + 3.000%) 7 .300 07/28/31 4,223,838
5,777,516 (a) GVC Holdings (Gibraltar) Limited, Term Loan B3, (TSFR3M +
2.750%)
7 .079 10/31/29 5,813,105
10,242,367 (a) Hilton Domestic Operating Company, Inc., Term Loan B4,
(TSFR1M + 1.750%)
6 .061 11/08/30 10,319,185
2,175,871 (a) Hilton Grand Vacations Borrower LLC, Term Loan B, (TSFR1M +
2.000%)
6 .312 08/02/28 2,183,497
15,310,560 (a) IRB Holding Corp, First Lien Term Loan B, (TSFR1M + 2.500%) 6 .812 12/15/27 15,376,931
10,791,012 (a) Light and Wonder International, Inc., Term Loan B2, (TSFR1M +
2.250%)
6 .551 04/16/29 10,850,632
11,203,457 (a) Motion Finco Sarl, Term Loan B, (TSFR3M + 3.500%) 7 .829 11/30/29 11,079,379
3,008,373 (a) PCI Gaming Authority, Term Loan, (TSFR1M + 2.000%) 6 .312 06/06/31 3,010,163
2,540,363 (a) PENN Entertainment, Inc., Term Loan B, (TSFR1M + 2.500%) 6 .812 04/20/29 2,559,580
6,512,438 (a) PG Investment Company 59 S.a r.l., Term Loan B, (TSFR3M +
3.000%)
7 .329 03/24/31 6,565,351
7,293,854 (a) Scientific Games Holdings LP, Term Loan B, (TSFR3M + 3.000%) 7 .296 04/04/29 7,327,260
5,685,492 (a) SeaWorld Parks & Entertainment, Inc., Term Loan B3, (TSFR1M +
2.000%)
6 .312 11/19/31 5,694,361
2,213,875 (a) Six Flags Entertainment Corporation, Term Loan B, (TSFR1M +
2.000%)
6 .357 04/18/31 2,223,561
7,981,464 (a) Spin Holdco Inc., Term Loan, (TSFR3M + 4.000%) 8 .706 03/06/28 6,700,758
2,566,081 (a) William Morris Endeavor Entertainment, LLC, First Lien Term
Loan, (TSFR1M + 2.750%)
7 .176 05/16/25 2,571,432
TOTAL CONSUMER SERVICES 244,645,426
ENERGY - 3.5% (2.1% of Total Investments)
3,652,374 (a) BCP Renaissance Parent LLC, Term Loan B3, (TSFR3M + 3.000%) 7 .329 10/31/28 3,690,414
2,125,000 (a) Epic Crude Services, LP, Term Loan B, (TSFR3M + 3.000%) 7 .302 10/09/31 2,146,250
11,871,578 (a) Freeport LNG Investments, LLLP, Term Loan A, (TSFR3M +
3.000%)
7 .555 11/16/26 11,883,450
6,280,905 (a) Freeport LNG Investments, LLLP, Term Loan B, (TSFR3M +
3.250%)
7 .543 01/10/28 6,305,777
4,710,081 (a),(f) New Fortress Energy Inc, Term Loan, (TSFR3M + 5.000%) 9 .291 10/30/28 4,697,575
4,318,237 (a) Oryx Midstream Services Permian Basin LLC, Term Loan B,
(TSFR1M + 2.250%)
6 .552 10/05/28 4,341,512
3,977,000 (a) TransMontaigne Operating Company L.P., Term Loan B, (TSFR1M
+ 3.250%)
7 .562 11/05/28 4,026,017
4,833,844 (a) Traverse Midstream Partners LLC, Term Loan, (TSFR3M + 3.000%) 7 .291 02/16/28 4,870,098
1,647,746 (a) Whitewater Whistler Holdings, LLC, Refinancing Term Loan,
(TSFR3M + 1.750%)
6 .125 02/15/30 1,645,340
4 (a) Whitewater Whistler Holdings, LLC, Refinancing Term Loan,
(TSFR3M + 1.750%)
6 .125 02/15/30 4
TOTAL ENERGY 43,606,437
FINANCIAL SERVICES - 2.7% (1.6% of Total Investments)
2,397,408 (a) Aragorn Parent Corporation, Term Loan, (TSFR1M + 4.000%) 8 .311 12/15/28 2,423,780
1,575,000 (a),(e) Ascensus Holdings Inc, (TBD) TBD TBD 1,579,591
17,618,843 (a) Boost Newco Borrower, LLC, Term Loan B, (TSFR3M + 2.500%) 6 .829 01/31/31 17,715,746
2,000,000 (a),(e) Dechra Finance US LLC, (TBD) TBD TBD 2,014,070
4,526,994 (a),(d),(h) Ditech Holding Corporation, Term Loan 0 .000 06/30/24 453
243,920 (a),(g) Focus Financial Partners, LLC, Delayed Draw Term Loan, (N/A +
TSFR1M + 2.438%)
4 .593 09/10/31 244,644
2,271,080 (a) Focus Financial Partners, LLC, Term Loan B8, (TSFR1M + 3.250%) 7 .562 09/10/31 2,277,825

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES (continued)
$ 498,750 (a) Kestra Advisor Services Holdings A, Inc., Repriced Term Loan,
(TSFR3M + 3.000%)
7 .291% 03/24/31 $ 499,997
1,416,667 (a) NCR Atleos LLC, Term Loan B, (TSFR3M + 3.750%) 8 .053 04/16/29 1,428,843
1,920,361 (a) Orion Advisor Solutions, Inc., Term Loan B, (TSFR3M + 3.750%) 8 .041 10/09/30 1,944,366
3,755,647 (a) WEX Inc., Term Loan B2, (TSFR1M + 1.750%) 6 .062 04/03/28 3,761,656
TOTAL FINANCIAL SERVICES 33,890,971
FOOD, BEVERAGE & TOBACCO - 3.0% (1.8% of Total Investments)
4,351,805 (a) 8th Avenue Food & Provisions, Inc., First Lien Term Loan,
(TSFR1M + 3.750%)
8 .176 10/01/25 4,278,368
296,173 (a) 8th Avenue Food & Provisions, Inc., Incremental Term Loan,
(TSFR1M + 4.750%)
9 .175 10/01/25 291,113
4,240,414 (a) CHG PPC Parent LLC, Term Loan, (TSFR1M + 3.000%) 7 .426 12/08/28 4,274,889
1,257,928 (a) City Brewing Company, LLC, First Out New Money Term Loan,
(TSFR3M + 6.250%)
10 .814 04/05/28 712,302
3,291,752 (a) City Brewing Company, LLC, FLFO Roll Up Term Loan, (TSFR3M
+ 3.500%)
8 .064 04/14/28 1,909,216
323,323 (a) City Brewing Company, LLC, PIK Super Priority Term Loan,
(TSFR3M + 1.500%)
13 .452 01/03/26 312,815
5,099,407 (a) Fiesta Purchaser, Inc., First Lien Term Loan B, (TSFR1M + 3.250%) 7 .562 02/12/31 5,121,462
2,173,529 (a) Froneri International Ltd., Term Loan, (TSFR6M + 2.000%) 6 .237 09/18/31 2,180,234
6,311,370 (a) Pegasus BidCo BV, Term Loan B, (TSFR3M + 3.250%) 7 .773 07/12/29 6,382,372
2,534,562 (a) Sycamore Buyer LLC, Term Loan B, (TSFR1M + 2.250%) 6 .669 07/23/29 2,542,166
1,049,400 (a) Triton Water Holdings, Inc, Incremental Term Loan B, (TSFR3M +
4.000%)
8 .079 03/31/28 1,055,198
7,430,350 (a) Triton Water Holdings, Inc, Term Loan, (TSFR3M + 3.250%) 7 .840 03/31/28 7,474,858
TOTAL FOOD, BEVERAGE & TOBACCO 36,534,993
HEALTH CARE EQUIPMENT & SERVICES - 14.2% (8.5% of Total Investments)
3,910,500 (a) ADMI Corp., Term Loan B5, (TSFR1M + 5.750%) 10 .062 12/23/27 3,959,381
6,263,194 (a) AHP Health Partners, Inc., Term Loan B, (TSFR1M + 2.750%) 7 .062 08/24/28 6,322,883
22,550,174 (a) Bausch & Lomb Corporation, Term Loan, (TSFR1M + 3.250%) 7 .661 05/05/27 22,689,985
1,311,712 (a) Concentra Health Services Inc, Term Loan B, (TSFR1M + 2.250%) 6 .562 06/26/31 1,315,812
2,338,633 (a) Element Materials Technology Group US Holdings Inc., Term
Loan, (TSFR3M + 3.750%)
8 .079 04/12/29 2,359,096
1,080,000 (a),(e) Eyecare Partners LLC, (TBD) TBD TBD 852,304
3,186,000 (a),(e) FinThrive Software Intermediate Holdings Inc, (TBD) TBD TBD 3,088,827
6,546,382 (a) Gainwell Acquisition Corp., Term Loan B, (TSFR3M + 4.000%) 8 .429 10/01/27 6,250,158
10,899,239 (a) Global Medical Response, Inc., PIK Term Loan, (TSFR3M +
5.500%)
9 .790 10/02/28 10,952,209
2,079,227 (a) Insulet Corporation, First Lien Term Loan B, (TSFR1M + 2.500%) 6 .812 07/31/31 2,095,902
32,183,032 (a) Medline Borrower, LP, Add-on Term Loan B, (TSFR1M + 2.250%) 6 .562 10/23/28 32,371,463
6,956,804 (a),(f) National Mentor Holdings, Inc., Term Loan, (TSFR1M + TSFR3M
+ 3.750%)
8 .170 03/02/28 6,895,167
154,648 (a),(f) National Mentor Holdings, Inc., Term Loan C, (TSFR3M + 3.750%) 8 .179 03/02/28 153,278
4,752,625 (a) Onex TSG Intermediate Corp., Term Loan B, (TSFR3M + 4.750%) 9 .302 02/28/28 4,798,179
1,240,625 (a) Pacific Dental Services, LLC, Term Loan B, (TSFR1M + 2.750%) 7 .049 03/17/31 1,252,591
19,102,646 (a) Parexel International Corporation, Term Loan B, (TSFR1M +
2.500%)
6 .812 11/15/28 19,204,176
13,652,633 (a) Phoenix Guarantor Inc, Term Loan B, (TSFR1M + 2.500%) 6 .812 02/21/31 13,722,670
1,985,025 (a) Resonetics, LLC, Term Loan B, (TSFR3M + 3.250%) 7 .603 06/18/31 2,002,513
2,648,416 (a) Select Medical Corporation, Term Loan B, (TSFR1M + 2.000%) 6 .332 11/18/31 2,661,115
411,000 (a) Sound Inpatient Physicians, Tranche A Term Loan (First Out),
(TSFR3M + 3.250%)
5 .545 06/28/28 430,652
3,272,537 (a) Sound Inpatient Physicians, Tranche B Term Loan (Second Out),
(TSFR3M + 2.500%), (cash 8.090%, PIK 1.500%)
4 .795 06/28/28 3,048,238
17,431,213 (a) Surgery Center Holdings, Inc., Term Loan B, (TSFR1M + 2.750%) 7 .061 12/19/30 17,525,952
4,789,467 (a) Team Health Holdings, Inc., Term Loan B, (TSFR3M + 5.250%) 9 .541 03/02/27 4,663,791
2,324,829 (a) US Radiology Specialists, Inc., Term Loan B, (TSFR3M + 4.750%) 9 .079 12/15/27 2,330,165
3,986,400 (a) Viant Medical Holdings, Inc., Term Loan B, (TSFR1M + 4.000%) 8 .313 10/15/31 4,046,694
62,225 (a),(d) Vyaire Medical, Inc., PIK Roll Up Term Loan 0 .000 06/14/25 6
1,403,005 (a),(d),(h) Vyaire Medical, Inc., Term Loan B 0 .000 04/16/25 140
TOTAL HEALTH CARE EQUIPMENT & SERVICES 174,993,347

Portfolio of Investments January 31, 2025
(continued)
JFR

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE - 10.0% (6.0% of Total Investments)
$ 10,262,164 (a) Acrisure, LLC, First Lien Term Loan B6, (TSFR1M + 3.000%) 7 .312% 11/06/30 $ 10,300,237
12,751,879 (a) Alliant Holdings Intermediate, LLC, Term Loan B6, (TSFR1M +
2.750%)
7 .052 09/12/31 12,806,903
3,075,000 (a),(e) AmWINS Group Inc, (TBD) TBD TBD 3,084,994
7,170,812 (a) AssuredPartners, Inc., Incremental Term Loan B5, (TSFR1M +
3.500%)
7 .812 02/14/31 7,184,796
253,837 (a) Asurion LLC, Term Loan B11, (TSFR1M + 4.250%) 8 .662 08/21/28 254,511
16,286,353 (a) Asurion LLC, Term Loan B8, (TSFR1M + 3.250%) 7 .676 12/23/26 16,293,764
2,875,802 (a) Asurion LLC, Term Loan B9, (TSFR1M + 3.250%) 7 .676 07/30/27 2,876,607
17,244,131 (a) Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 3.000%) 7 .312 01/27/27 17,349,923
19,050,869 (a) HUB International Limited, First Lien Term Loan B, (TSFR3M +
2.750%)
7 .043 06/20/30 19,143,456
1,588,125 (a) Ryan Specialty Group, LLC, Term Loan B, (TSFR1M + 2.250%) 6 .562 09/11/31 1,597,257
7,967,456 (a) Sedgwick Claims Management Services, Inc., Term Loan B,
(TSFR1M + 3.000%)
7 .312 06/27/31 8,021,714
7,954,718 (a) Truist Insurance Holdings LLC, Term Loan B, (TSFR3M + 2.750%) 7 .079 05/06/31 7,989,520
5,209,326 (a) USI, Inc., Term Loan C, (TSFR3M + 2.250%) 6 .579 09/27/30 5,215,108
10,863,466 (a) USI, Inc., Term Loan D, (TSFR3M + 2.250%) 6 .579 11/23/29 10,873,623
TOTAL INSURANCE 122,992,413
MATERIALS - 8.3% (5.0% of Total Investments)
1,315,000 (a) AAP Buyer Inc, Term Loan B, (TSFR1M + 3.250%) 7 .562 08/01/31 1,326,506
2,699,848 (a) Arsenal AIC Parent LLC, First Lien Term Loan B, (TSFR1M +
3.250%)
7 .562 08/19/30 2,716,722
856,268 (a) Ascend Performance Materials Operations LLC, Term Loan B,
(TSFR6M + 4.750%)
9 .095 08/27/26 656,436
1,940,481 (a) Berlin Packaging LLC, Term Loan B7, (TSFR1M + TSFR3M +
3.500%)
7 .833 06/09/31 1,954,094
3,576,000 (a) Charter NEX US, Inc., Term Loan B1, (TSFR1M + 3.000%) 7 .326 12/02/30 3,603,839
7,783,125 (a) Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M +
3.175%)
7 .487 04/13/29 7,812,312
6,749,000 (a) CPC Acquisition Corp, Term Loan, (TSFR3M + 3.750%) 8 .340 12/29/27 6,036,980
9,034,321 (a) Discovery Purchaser Corporation, Term Loan, (TSFR3M + 3.750%) 8 .040 08/03/29 9,066,348
983,644 (a) ECO Services Operations Corp, Term Loan B, (TSFR3M + 2.000%) 6 .291 06/12/31 988,356
4,476,958 (a) INEOS Quattro Holdings UK Ltd, First Lien Term Loan B, (TSFR1M
+ 4.250%)
8 .662 03/29/29 4,493,747
1,477,500 (a) INEOS Quattro Holdings UK Ltd, Term Loan, (TSFR1M + 3.750%) 8 .162 03/03/30 1,482,125
4,340,000 (a) INEOS Quattro Holdings UK Ltd, Term Loan B, (TSFR1M +
4.250%)
8 .562 10/02/31 4,356,275
1,990,013 (a) Ineos US Finance LLC, First Lien Term Loan B, (TSFR1M + 3.000%) 7 .312 02/07/31 1,992,301
5,180,320 (a) Ineos US Finance LLC, Term Loan B, (TSFR1M + 3.250%) 7 .562 02/09/30 5,186,821
4,330,137 (a) Klockner-Pentaplast of America, Inc., Term Loan B, (TSFR6M +
4.725%)
9 .723 02/09/26 3,860,772
4,440,054 (a) Lonza Group AG, Term Loan B, (TSFR3M + 3.925%) 8 .354 07/03/28 4,340,641
8,075,560 (a) Nouryon Finance B.V., Term Loan B1, (TSFR6M + 3.250%) 7 .657 04/03/28 8,155,064
643,512 (a) Nouryon Finance B.V., Term Loan B2, (TSFR6M + 3.250%) 7 .657 04/03/28 649,346
6,682,540 (a) Pactiv Evergreen Group Holdings Inc., Term Loan B4, (TSFR1M +
2.500%)
6 .812 09/25/28 6,714,048
683,000 (a),(e) Plaze Inc, (TBD) TBD TBD 646,774
3,249,743 (a) Proampac PG Borrower LLC, Term Loan, (TSFR3M + 4.000%) 8 .413 09/15/28 3,261,247
3,895,563 (a) SupplyOne, Inc, Term Loan B, (TSFR1M + 3.750%) 8 .062 04/21/31 3,935,122
9,926,524 (a),(f) TricorBraun Holdings, Inc., Term Loan, (TSFR1M + 3.250%) 7 .676 03/03/28 9,956,254
4,239,331 (a) Tronox Finance LLC, Term Loan B1, (TSFR3M + 2.250%) 6 .601 04/04/29 4,251,794
392,308 (a),(g) USALCO, LLC, Delayed Draw Term Loan 4 .000 09/17/31 396,906
3,807,692 (a) USALCO, LLC, Term Loan B, (TSFR1M + 4.000%) 8 .312 09/17/31 3,852,318
866,071 (a) W.R. Grace & Co.-Conn., Term Loan B, (TSFR3M + 3.250%) 7 .579 09/22/28 874,299
TOTAL MATERIALS 102,567,447
MEDIA & ENTERTAINMENT - 5.7% (3.4% of Total Investments)
6,390,432 (a) ABG Intermediate Holdings 2 LLC, First Lien Term Loan B,
(TSFR1M + 2.250%)
6 .560 12/21/28 6,427,816
4,013,549 (a) Advantage Sales & Marketing, Inc., Term Loan, (TSFR3M +
4.250%)
8 .805 10/28/27 4,014,492
2,895,000 (a) Cable One, Inc., Term Loan B4, (TSFR1M + 2.000%) 6 .426 05/03/28 2,868,771

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT (continued)
$ 3,249,670 (a) Cengage Learning, Inc., Term Loan B, (TSFR1M + TSFR3M +
3.500%)
7 .908% 03/24/31 $ 3,270,289
855,700 (a) Century De Buyer LLC, Term Loan B, (TSFR3M + 3.500%) 7 .787 10/30/30 864,077
1,272,096 (a) Checkout Holding Corp., Exit Term Loan, (TSFR1M + 9.500%) 13 .805 05/24/30 1,227,573
9,291,052 (a) Clear Channel Outdoor Holdings, Inc., Term Loan, (TSFR1M +
4.000%)
8 .426 08/23/28 9,342,385
2,123,774 (a) CMG Media Corporation, Term Loan, (TSFR3M + 3.500%) 7 .929 06/18/29 1,968,738
4,003,465 (a) CSC Holdings, LLC, Term Loan B5, (LIBOR 6 M + 2.500%) 7 .173 04/15/27 3,737,615
6,881,463 (a),(f) CSC Holdings, LLC, Term Loan B6, (TSFR1M + 4.500%) 8 .806 01/18/28 6,753,537
5,587,739 (a) DirecTV Financing, LLC, Term Loan, (TSFR3M + 5.000%) 9 .552 08/02/27 5,606,821
3,714,880 (a) Dotdash Meredith Inc, Term Loan, (TSFR1M + 3.500%) 7 .837 12/01/28 3,749,726
4,659,630 (a) McGraw-Hill Global Education Holdings, LLC, Term Loan B,
(TSFR3M + 4.000%)
8 .329 08/06/31 4,713,892
1,185,020 (a) Mission Broadcasting, Inc., Term Loan B, (TSFR1M + 2.500%) 6 .952 06/02/28 1,189,096
1,417,606 (a) Nexstar Broadcasting, Inc., Term Loan B4, (TSFR1M + 2.500%) 6 .926 09/18/26 1,423,808
2,122,779 (a) Planet US Buyer LLC, Term Loan B, (TSFR3M + 3.000%) 7 .521 02/10/31 2,138,477
2,095,216 (a) Project Ruby Ultimate Parent Corp., Term Loan B, (TSFR1M +
3.000%)
7 .426 03/10/28 2,107,222
1,544,439 (a) Red Ventures, LLC, Term Loan B, (TSFR1M + 2.750%) 7 .062 03/04/30 1,556,432
2,568,046 (a) UPC Financing Partnership, Term Loan AX, (TSFR1M + 2.925%) 7 .346 01/31/29 2,573,349
3,700,000 (a) Virgin Media Bristol LLC, Term Loan Q, (TSFR1M + 3.250%) 7 .671 01/31/29 3,652,695
513,000 (a) Virgin Media Bristol LLC, Term Loan Y, (TSFR6M + 3.175%) 7 .724 03/06/31 503,876
TOTAL MEDIA & ENTERTAINMENT 69,690,687
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.1% (1.2% of Total
Investments)
3,298,877 (a) Amneal Pharmaceuticals LLC, Term Loan B, (TSFR1M + 5.500%) 9 .812 05/04/28 3,399,213
1,752,610 (a) Elanco Animal Health Incorporated, Term Loan B, (TSFR1M +
1.750%)
6 .187 08/02/27 1,753,416
14,064,998 (a) Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M +
2.250%)
6 .562 05/05/28 14,120,695
4,577,742 (a) Organon & Co, Term Loan, (TSFR1M + 2.250%) 6 .549 05/19/31 4,600,631
1,612,846 (a) Perrigo Investments, LLC, Term Loan B, (TSFR1M + 2.000%) 6 .312 04/20/29 1,617,886
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 25,491,841
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.9% (1.1% of Total Investments)
4,718,159 (a),(f) Cushman & Wakefield U.S. Borrower, LLC, Term Loan B, (CME
Term SOFR 1 Month + 3.000%)
7 .062 01/31/30 4,747,648
3,865,313 (a) Cushman & Wakefield U.S. Borrower, LLC, Tranche 2 Incremental
Term Loan, (TSFR1M + 3.250%)
7 .562 01/31/30 3,894,302
5,898,000 (a),(f) Forest City Enterprises, L.P., Term Loan B, (TSFR1M + 3.500%) 7 .925 12/08/25 5,721,797
9,321,614 (a),(f) Verifone Systems, Inc., First Lien Term Loan, (TSFR3M + 4.000%) 8 .782 08/20/25 8,850,221
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 23,213,968
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2% (0.1% of Total
Investments)
3,000,000 (a) Instructure Holdings, Inc., Term Loan, (TSFR3M + 3.000%) 7 .516 09/12/31 3,017,805
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3,017,805
SOFTWARE & SERVICES - 24.3% (14.5% of Total Investments)
3,970,950 (a) Ahead DB Holdings, LLC, Term Loan B3, (TSFR3M + 3.500%) 7 .829 02/03/31 4,007,622
6,085,000 (a) Amentum Government Services Holdings LLC, Term Loan B,
(TSFR1M + 2.250%)
6 .562 07/30/31 6,072,830
1,425,113 (a) Apttus Corporation, Term Loan B, (TSFR3M + 3.500%) 7 .791 05/08/28 1,439,813
10,138,521 (a) Avaya, Inc., Exit Term Loan, (TSFR1M + 7.500%) 11 .812 08/01/28 8,567,050
3,999,926 (a) Axalta Coating Systems U.S. Holdings, Inc., Term Loan B,
(TSFR3M + 1.750%)
6 .079 12/20/29 4,020,766
4,125,000 (a) BCPE Pequod Buyer Inc, Term Loan B, (TSFR3M + 3.500%) 7 .791 09/19/31 4,174,851
16,457,476 (a) Boxer Parent Company Inc., Term Loan B, (TSFR3M + 3.000%) 7 .291 07/30/31 16,547,662
5,676,356 (a) Camelot U.S. Acquisition LLC, Term Loan B, (TSFR1M + 2.750%) 7 .062 01/31/31 5,691,966
849,885 (a) CCC Intelligent Solutions Inc., Term Loan, (TSFR1M + 2.000%) 6 .312 01/16/32 853,956
10,707,225 (a) Cotiviti Corporation, Term Loan, (TSFR1M + 2.750%) 7 .087 04/30/31 10,794,221
6,250,000 (a) Darktrace PLC, First Lien Term Loan, (TSFR3M + 3.250%) 7 .535 07/02/31 6,262,688
3,857,446 (a) DTI Holdco, Inc., Term Loan, (TSFR1M + 4.750%) 9 .062 04/21/29 3,895,596
18,607,969 (a) Epicor Software Corporation, Term Loan E, (TSFR1M + 2.750%) 7 .062 05/23/31 18,779,813
2,875,000 (a) FNZ Group Services Ltd, Term Loan B, (TSFR3M + 5.000%) 9 .554 10/05/31 2,795,046

Portfolio of Investments January 31, 2025
(continued)
JFR

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOFTWARE & SERVICES (continued)
$ 3,163,073 (a) Fortress Intermediate 3, Inc, Term Loan B, (TSFR1M + 3.500%) 7 .812% 05/08/31 $ 3,172,973
9,409,000 (a) Gen Digital Inc., Term Loan B, (TSFR1M + 1.750%) 6 .062 09/12/29 9,424,290
9,533,000 (a),(e) Genesys Cloud Services Holdings II LLC, (TBD) TBD TBD 9,568,796
9,359,962 (a) Genesys Cloud Services Holdings II LLC, (CME Term SOFR 1
Month + 3.000%)
7 .357 12/01/27 9,386,310
12,496,625 (a) Informatica LLC, Term Loan B, (TSFR1M + 2.250%) 6 .562 10/30/28 12,590,350
1,156,000 (a) Javelin Buyer, Inc., First Lien Term Loan, (Prime + 2.250%) 10 .000 10/08/31 1,168,283
3,179,045 (a) Marcel LUX IV SARL, Term Loan B7, (SOFR30A + 3.500%) 7 .900 11/13/30 3,226,731
11,906,342 (a) McAfee, LLC, First Lien Term Loan B, (TSFR1M + 3.000%) 7 .337 03/01/29 11,964,386
11,443,320 (a) Mitchell International, Inc., First Lien Term Loan, (TSFR1M +
3.250%)
7 .562 06/06/31 11,451,502
8,931,100 (a) Open Text Corporation, Term Loan B, (TSFR1M + 1.750%) 6 .062 01/31/30 8,952,937
2,527,300 (a) Perforce Software, Inc., Add-on Term Loan, (TSFR1M + 4.750%) 9 .062 03/24/31 2,455,702
1,130,000 (a) Perforce Software, Inc., Term Loan, (TSFR1M + 4.750%) 9 .062 07/01/29 1,107,101
2,325,000 (a) PointClickCare Technologies, Inc., Term Loan B, (TSFR3M +
3.250%)
7 .579 10/11/31 2,344,623
7,646,835 (a) Press Ganey Holdings, Inc., First Lien Term Loan B, (TSFR1M +
3.250%)
7 .562 04/30/31 7,675,855
750,000 (a),(e) Project Alpha Intermediate Holding Inc, (TBD) TBD TBD 758,164
6,334,395 (a) Proofpoint, Inc., Term Loan, (TSFR1M + 3.000%) 7 .312 08/31/28 6,379,939
4,503,000 (a) Quartz Acquireco LLC, Term Loan B1, (TSFR3M + 2.750%) 7 .079 06/28/30 4,533,958
5,814,263 (a) Rackspace Finance, LLC, First Lien First Out Term Loan, (TSFR1M
+ 6.250%)
10 .662 05/15/28 6,032,297
9,406,149 (a) Rackspace Finance, LLC, First Lien Second Out Term Loan,
(TSFR1M + 2.750%)
7 .162 05/15/28 5,495,260
6,907,036 (a) Rocket Software, Inc., Term Loan B, (TSFR1M + 4.250%) 8 .562 11/28/28 7,002,941
6,659,553 (a) Sophia, L.P., First Lien Term Loan B, (TSFR1M + 3.000%) 7 .312 10/29/29 6,707,402
2,664,535 (a) SS&C Technologies Inc., Term Loan B8, (TSFR1M + 2.000%) 6 .312 05/09/31 2,675,060
3,500,000 (a) Synechron Inc, Term Loan B, (TSFR3M + 3.750%) 8 .041 10/03/31 3,521,875
8,499,113 (a) Syniverse Holdings, Inc., Term Loan, (TSFR3M + 7.000%) 11 .329 05/10/29 8,528,349
4,359,628 (a) Tempo Acquisition LLC, Repriced Term Loan B, (TSFR1M +
1.750%)
6 .062 08/31/28 4,363,900
1,685,775 (a) Thunder Generation Funding LLC, Term Loan B, (TSFR3M +
3.000%)
7 .329 09/26/31 1,699,893
19,962,507 (a) UKG Inc., Term Loan B, (TSFR3M + 3.000%) 7 .300 02/10/31 20,103,742
4,168,344 (a) Vision Solutions, Inc., Incremental Term Loan, (TSFR3M + 4.000%) 8 .552 04/24/28 4,142,291
2,723,175 (a) VS Buyer, LLC, First Lien Term Loan B, (TSFR1M + 2.750%) 7 .049 04/14/31 2,741,910
4,134,708 (a),(f) West Corporation, Term Loan B3, (TSFR3M + 4.000%) 8 .291 04/12/27 2,905,935
1,877,632 (a) World Wide Technology Holding Co. LLC, Term Loan B, (TSFR1M
+ 2.250%)
6 .552 03/01/30 1,898,756
14,037,920 (a) Zelis Payments Buyer, Inc., Term Loan B, (TSFR1M + 2.750%) 7 .062 09/28/29 14,092,808
7,170,208 (a) ZoomInfo LLC, Term Loan B, (TSFR1M + 1.750%) 6 .062 02/28/30 7,134,357
TOTAL SOFTWARE & SERVICES 299,112,556
TECHNOLOGY HARDWARE & EQUIPMENT - 4.6% (2.8% of Total Investments)
35,654,869 (a),(f) CommScope, Inc., Term Loan, (TSFR1M + 5.500%) 9 .812 12/17/29 36,497,928
12,103,180 (a) Delta TopCo, Inc., Term Loan, (TSFR6M + 3.500%) 7 .050 12/03/29 12,131,562
3,587,718 (a) II-VI Incorporated, First Lien Term Loan B, (TSFR1M + 2.000%) 6 .312 07/02/29 3,609,585
2,915,395 (a) Ingram Micro Inc., Term Loan B, (TSFR3M + 2.750%) 7 .077 09/22/31 2,942,727
6,990,173 (a) MLN US HoldCo LLC, First Lien Term Loan, (TSFR3M + 4.500%) 8 .953 12/01/25 78,640
4,060,847 (a) MLN US HoldCo LLC, Second Out Term Loan, (Prime + 5.700%) 13 .200 10/18/27 66,009
2,435,038 (a) Riverbed Technology, Inc., PIK Term Loan, (TSFR3M + 1.250%) 3 .414 07/03/28 1,497,548
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 56,823,999
TELECOMMUNICATION SERVICES - 7.2% (4.3% of Total Investments)
2,465,824 (a) Altice France S.A., Term Loan B12, (LIBOR 6 M + 3.688%) 8 .370 02/02/26 2,094,409
11,772,681 (a) Altice France S.A., Term Loan B13, (LIBOR 3 M + 4.000%) 8 .682 08/14/26 9,975,876
7,053,701 (a) Cincinnati Bell, Inc., Term Loan B2, (CME Term SOFR 1 Month +
3.250%)
7 .062 11/24/28 7,083,926
876,023 (a) Cyxtera DC Holdings, Inc., Term Loan B 0 .000 05/01/25 4,818
1,957,475 (a) Digicel International Finance Limited, Term Loan, (TSFR3M +
7.500%), (cash 11.335%, PIK 1.500%)
11 .791 05/27/27 1,936,276
7,421,400 (a) Frontier Communications Corp., Term Loan B, (TSFR1M +
2.500%)
6 .803 07/01/31 7,486,337

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TELECOMMUNICATION SERVICES (continued)
$ 11,120,588 (a) Level 3 Financing Inc., Extended Term Loan B1, (TSFR1M +
6.560%)
10 .872% 04/16/29 $ 11,287,397
11,516,412 (a),(f) Level 3 Financing Inc., Extended Term Loan B2, (TSFR1M +
6.560%)
10 .872 04/15/30 11,668,601
2,198,456 (a),(f) Lumen Technologies, Inc., Extended Term Loan B2, (TSFR1M +
2.350%)
6 .776 04/15/30 2,054,490
7,219,477 (a) Lumen Technologies, Inc., Term Loan A, (TSFR1M + 6.000%) 10 .312 06/01/28 7,249,112
2,779,908 (a) Numericable Group SA, Term Loan B11, (LIBOR 3 M + 2.750%) 7 .432 07/31/25 2,564,716
13,498,000 (a),(f) Zayo Group Holdings, Inc., Term Loan, (TSFR1M + 3.000%) 7 .426 03/09/27 13,021,926
12,234,274 (a) Ziggo Financing Partnership, Term Loan I, (TSFR1M + 2.500%) 6 .921 04/28/28 12,174,999
TOTAL TELECOMMUNICATION SERVICES 88,602,883
TRANSPORTATION - 2.5% (1.5% of Total Investments)
511,138 (a) Air Canada, Term Loan B, (TSFR3M + 2.000%) 6 .337 03/21/31 515,050
895,397 (a) American Airlines, Inc., First Lien Term Loan, (TSFR3M + 1.750%) 6 .175 01/29/27 894,152
4,308,527 (a) American Airlines, Inc., Term Loan, (TSFR3M + 4.750%) 9 .305 04/20/28 4,418,718
3,327,057 (a) Brown Group Holding, LLC, Incremental Term Loan B2, (TSFR1M
+ TSFR3M + 2.500%)
6 .857 07/01/31 3,340,898
6,352,633 (a) Brown Group Holding, LLC, Term Loan B, (TSFR1M + 2.500%) 6 .812 07/01/31 6,379,632
2,380,510 (a) First Student Bidco Inc, First Lien Term Loan B, (TSFR3M +
2.500%)
6 .892 07/21/28 2,388,984
728,004 (a) First Student Bidco Inc, Term Loan C, (TSFR3M + 2.500%) 6 .892 07/21/28 730,596
866,228 (a) KKR Apple Bidco, LLC, Incremental Term Loan, (TSFR1M +
3.500%)
7 .812 09/23/28 873,366
2,764,500 (a) KKR Apple Bidco, LLC, Term Loan, (TSFR1M + 2.750%) 7 .176 09/25/28 2,785,068
894,616 (a) PODS, LLC, Term Loan B, (TSFR3M + 3.000%) 7 .552 03/31/28 817,790
4,846,077 (a) SkyMiles IP Ltd., Skymiles Term Loan B, (TSFR3M + 3.750%) 8 .043 10/20/27 4,942,102
2,932,862 (a) United Airlines, Inc., First Lien Term Loan B, (TSFR3M + 2.000%) 6 .297 02/24/31 2,946,735
TOTAL TRANSPORTATION 31,033,091
UTILITIES - 2.0% (1.2% of Total Investments)
2,625,610 (a) Constellation Renewables, LLC, Term Loan, (TSFR3M + 2.250%) 6 .764 12/15/27 2,634,642
1,685,000 (a),(e) Cornerstone Generation LLC, (TBD) TBD TBD 1,697,815
671,625 (a) EFS Cogen Holdings I LLC, Term Loan B, (TSFR3M + 3.500%) 7 .805 10/01/27 676,303
9,160,000 (a) Talen Energy Supply, LLC, Incremental Term Loan B, (TSFR3M +
2.500%)
7 .023 12/11/31 9,209,647
10,323,197 (a) Talen Energy Supply, LLC, Term Loan B, (TSFR3M + 2.500%) 7 .023 05/17/30 10,374,813
TOTAL UTILITIES 24,593,220
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $1,739,136,740) 1,736,015,482
SHARES DESCRIPTION VALUE
548109 WARRANTS - 0 .0% ( 0 .0 % of Total Investments) 548109
TELECOMMUNICATION SERVICES - 0.0% (0.0% of Total Investments)
7 Intelsat SA/Luxembourg 8
TOTAL TELECOMMUNICATION SERVICES 8
TRANSPORTATION - 0.0% (0.0% of Total Investments)
2,411 ACBL HLDG CORP 110,906
6,822 ACBL HLDG CORP 416,142
26,910 (d) American Commercial Barge Line LLC 6,727
40,932 (d) American Commercial Barge Line LLC 14,326
TOTAL TRANSPORTATION 548,101
TOTAL WARRANTS
(Cost $1,169,933) 548,109
TOTAL LONG-TERM INVESTMENTS
(Cost $2,021,174,314) 1,990,679,299
SHARES DESCRIPTION RATE VALUE
SHORT-TERM INVESTMENTS -  5.6%(3.4% of Total Investments)

Portfolio of Investments January 31, 2025
(continued)
JFR

See Notes to Financial Statements
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
SHARES DESCRIPTION RATE VALUE
INVESTMENT COMPANIES - 5.6% (3.4% of Total Investments) –
69,265,042 BlackRock Liquidity Funds T-Fund 4.517(i) $ 69,265,042
TOTAL INVESTMENT COMPANIES
(Cost $69,265,042) 69,265,042
TOTAL SHORT-TERM INVESTMENTS
(Cost $69,265,042) 69,265,042
TOTAL INVESTMENTS - 167 .0%
(Cost $ 2,090,439,356 ) 2,059,944,341
BORROWINGS - (38.7)% (j),(k) (477,200,000)
TFP SHARES, NET - (23.0)%(l) (283,785,008)
OTHER ASSETS & LIABILITIES, NET -   (5.3)% (65,654,435)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 1,233,304,898
LIBOR London Inter-Bank Offered Rate
M Month
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SOFR30A 30 Day Average Secured Overnight Financing Rate
SOFR90A 90 Day Average Secured Overnight Financing Rate
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
TSFR6M CME Term Secured Overnight Financing Rate 6 Month
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $185,430,384 or 9.0% of Total Investments.
(c) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) When-issued or delayed delivery security.
(f) Portion of investment purchased on a delayed delivery basis.
(g) Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(h) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(i) The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.
(j) Borrowings as a percentage of Total Investments is 23.2%.
(k) The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(l) TFP Shares, Net as a percentage of Total Investments is 13.8%.

Portfolio of Investments January 31, 2025
JQC
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 160.8% (98.0% of Total Investments)
ASSET-BACKED SECURITIES - 7.7% (4.7% of Total Investments) –
$ 4,500,000 (a),(b) AIMCO CLO 10 Ltd, (TSFR3M + 4.250%), 2019 10A 8 .540% 07/22/37 $ 4,594,329
963,000 (a),(b) Carlyle US CLO 2022-4 Ltd, (TSFR3M + 6.750%), 2022 4A 11 .376 07/25/36 995,643
2,250,000 (a),(b) Carlyle US CLO 2022-4 Ltd, (TSFR3M + 3.100%), 2022 4A 7 .400 07/25/36 2,296,971
1,000,000 (a),(b) CIFC Funding 2020-I Ltd, (TSFR3M + 6.512%), 2020 1A 10 .814 07/15/36 1,011,184
2,500,000 (a),(b) CIFC Funding 2021-I Ltd, (TSFR3M + 6.000%), 2021 1A 10 .300 07/25/37 2,581,250
1,250,000 (a),(b) CIFC Funding 2021-IV Ltd, (TSFR3M + 6.200%), 2021 4A 10 .490 07/23/37 1,294,439
2,000,000 (a),(b) Elmwood CLO 26 Ltd, (TSFR3M + 3.600%), 2024 1A 7 .893 04/18/37 2,049,246
6,700,000 (a),(b) Elmwood CLO 26 Ltd, (TSFR3M + 6.450%), 2024 1A 10 .743 04/18/37 6,943,927
1,000,000 (a),(b) Invesco US CLO 2023-1 Ltd, (TSFR3M + 6.900%), 2023 1A 11 .190 04/22/37 1,026,497
4,000,000 (a),(b) KKR Clo 32 Ltd, (TSFR3M + 5.300%), 2024 32A 9 .602 04/15/37 4,098,088
4,000,000 (a),(b) KKR CLO 40 Ltd, (TSFR3M + 7.250%), E 40A 11 .543 10/20/34 4,017,128
5,750,000 (a),(b) Magnetite XXXV Ltd, (TSFR3M + 7.250%), 2022 35A 11 .550 10/25/36 5,887,603
3,000,000 (a),(b) Neuberger Berman Loan Advisers CLO 24 Ltd, (TSFR3M +
7.000%), 2017 24A
11 .290 10/19/38 3,107,508
4,000,000 (a),(b) Neuberger Berman Loan Advisers CLO 55 Ltd, (TSFR3M +
6.500%), 2024 55A
10 .790 04/22/38 4,138,204
1,500,000 (a),(b) Neuberger Berman Loan Advisers LaSalle Street Lending CLO II
Ltd, (TSFR3M + 7.500%), 2024 2A
11 .793 04/20/38 1,550,316
2,000,000 (a),(b) OHA Credit Partners XV Ltd, (TSFR3M + 4.500%), 2017 15A 8 .793 04/20/37 2,050,044
2,500,000 (a),(b) RAD CLO 24 Ltd, (TSFR3M + 6.500%), 2024 24A 10 .793 07/20/37 2,579,170
9,250,000 (a),(b) Rad CLO 7 Ltd, (TSFR3M + 4.150%), 2020 7A 8 .453 04/17/36 9,291,366
1,500,000 (a),(b) Sixth Street CLO XXV Ltd, (TSFR3M + 6.000%), 2024 25A 10 .297 07/24/37 1,556,389
TOTAL ASSET-BACKED SECURITIES
(Cost $59,631,678) 61,069,302
SHARES DESCRIPTION VALUE
9700822 COMMON STOCKS - 1 .2% ( 0 .7 % of Total Investments) 9700822
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.0% (0.0% of Total
Investments)
196 (c),(d) Belk Inc 1,568
14,544 (d) Jo-Ann Stores LLC 1,454
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 3,022
CONSUMER SERVICES - 0.1% (0.1% of Total Investments)
41,905 (d) Cengage Learning Holdings II Inc 834,622
1,225 (d) Crown Finance US Inc 30,574
TOTAL CONSUMER SERVICES 865,196
HEALTH CARE EQUIPMENT & SERVICES - 0.1% (0.0% of Total Investments)
198,883 (c),(d) Millennium Health LLC 1,989
211,860 (c),(d) Millennium Health LLC 21,186
242,758 (d) Onex Carestream Finance LP 606,895
TOTAL HEALTH CARE EQUIPMENT & SERVICES 630,070
MATERIALS - 0.0% (0.0% of Total Investments)
89 LyondellBasell Industries NV, Class A 6,737
TOTAL MATERIALS 6,737
MEDIA & ENTERTAINMENT - 0.7% (0.4% of Total Investments)
10,159 (d) Catalina Marketing Corp 203,180
230,354 (d) Cineworld Group PLC 5,749,175
8 (d) Cumulus Media Inc, Class A 7
TOTAL MEDIA & ENTERTAINMENT 5,952,362
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0% (0.0% of Total
Investments)
39,129 (d) Bright Bidco BV 11,974
28,645 (d) Bright Bidco BV 8,765
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 20,739

Portfolio of Investments January 31, 2025
(continued)
JQC

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES - 0.3% (0.2% of Total Investments)
68,536 (d) Avaya Inc $ 396,207
315,947 (d) Avaya Inc 1,826,489
TOTAL SOFTWARE & SERVICES 2,222,696
TOTAL COMMON STOCKS
(Cost $27,805,613) 9,700,822
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
299083189 CORPORATE BONDS - 37 .5% ( 22 .9 % of Total Investments) 299083189
AUTOMOBILES & COMPONENTS - 0.7% (0.4% of Total Investments)
$ 2,697,000 (b),(e) Clarios Global LP / Clarios US Finance Co 6 .250% 05/15/26 2,696,313
3,000,000 (e) Ford Motor Credit Co LLC 7 .200 06/10/30 3,164,002
TOTAL AUTOMOBILES & COMPONENTS 5,860,315
CAPITAL GOODS - 2.9% (1.7% of Total Investments)
2,000,000 (b) Chart Industries Inc 7 .500 01/01/30 2,089,464
2,000,000 (b) EMRLD Borrower LP / Emerald Co-Issuer Inc 6 .625 12/15/30 2,022,962
3,500,000 (b) Husky Injection Molding Systems Ltd / Titan Co-Borrower LLC 9 .000 02/15/29 3,669,699
3,000,000 (b) Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6 .750 04/01/32 3,036,198
4,000,000 (b),(e) TK Elevator Holdco GmbH 7 .625 07/15/28 4,032,824
2,963,000 (e) TransDigm Inc 4 .625 01/15/29 2,804,586
3,000,000 (b) TransDigm Inc 6 .000 01/15/33 2,960,315
2,000,000 (b),(e) Windsor Holdings III LLC 8 .500 06/15/30 2,115,474
TOTAL CAPITAL GOODS 22,731,522
COMMERCIAL & PROFESSIONAL SERVICES - 1.8% (1.1% of Total Investments)
3,000,000 (b) Allied Universal Holdco LLC 7 .875 02/15/31 3,075,879
1,500,000 (b) Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas
Luxco 4 Sarl
4 .625 06/01/28 1,430,145
4,925,000 (b),(e) Boost Newco Borrower LLC 7 .500 01/15/31 5,155,894
2,650,000 (b),(e) Prime Security Services Borrower LLC / Prime Finance Inc 6 .250 01/15/28 2,646,985
2,500,000 (b),(e) Prime Security Services Borrower LLC / Prime Finance Inc 3 .375 08/31/27 2,359,654
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 14,668,557
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.4% (0.8% of Total
Investments)
3,900,000 (b),(e) Academy Ltd 6 .000 11/15/27 3,894,236
1,500,000 (b) Carvana Co, (cash 13.000%, PIK 13.000%) 9 .000 06/01/30 1,665,164
3,945,000 (b),(e) Michaels Cos Inc/The 7 .875 05/01/29 2,477,975
1,188,000 (b),(e) PetSmart Inc / PetSmart Finance Corp 4 .750 02/15/28 1,138,595
1,850,000 (b) Wand NewCo 3 Inc 7 .625 01/30/32 1,915,008
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 11,090,978
CONSUMER SERVICES - 2.1% (1.3% of Total Investments)
1,193,000 (b),(e) 1011778 BC ULC / New Red Finance Inc 3 .500 02/15/29 1,101,823
6,617,000 (b),(e) 1011778 BC ULC / New Red Finance Inc 4 .000 10/15/30 5,991,982
3,000,000 (b),(e) Caesars Entertainment Inc 6 .500 02/15/32 3,037,359
1,895,000 (b),(e) Carnival Holdings Bermuda Ltd 10 .375 05/01/28 2,016,759
5,000,000 (b),(e) Merlin Entertainments Group US Holdings Inc 7 .375 02/15/31 4,850,808
TOTAL CONSUMER SERVICES 16,998,731
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.5% (0.3% of Total Investments)
4,000,000 (b),(e) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
4 .625 01/15/27 3,928,800
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 3,928,800
ENERGY - 2.7% (1.7% of Total Investments)
2,358,781 (b) Borr IHC Ltd / Borr Finance LLC 10 .000 11/15/28 2,356,025
5,000,000 (b),(e) DT Midstream Inc 4 .375 06/15/31 4,624,806
1,000,000 (b) eG Global Finance PLC 12 .000 11/30/28 1,121,097
2,000,000 (e) Expand Energy Corp 4 .750 02/01/32 1,865,864
3,201,000 (b),(e) Hilcorp Energy I LP / Hilcorp Finance Co 6 .250 11/01/28 3,179,036
1,201,000 (b),(e) MEG Energy Corp 5 .875 02/01/29 1,182,543
1,500,000 (b) Talos Production Inc 9 .000 02/01/29 1,559,922
4,000,000 (b),(e) Talos Production Inc 9 .375 02/01/31 4,156,224
1,500,000 (b),(e) Weatherford International Ltd 8 .625 04/30/30 1,555,663
TOTAL ENERGY 21,601,180

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.6% (0.4% of Total Investments)
$ 5,250,000 (e) American Tower Corp 2 .950% 01/15/51 $ 3,270,475
2,000,000 (e) Crown Castle Inc 2 .250 01/15/31 1,691,807
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 4,962,282
FINANCIAL SERVICES - 0.3% (0.2% of Total Investments)
1,000,000 (b),(e) LPL Holdings Inc 4 .625 11/15/27 982,152
1,000,000 (b) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10 .500 02/15/28 1,069,182
TOTAL FINANCIAL SERVICES 2,051,334
HEALTH CARE EQUIPMENT & SERVICES - 3.1% (1.9% of Total Investments)
6,000,000 (b),(e) CHS/Community Health Systems Inc 8 .000 12/15/27 5,961,455
1,975,000 (b),(e) Mozart Debt Merger Sub Inc 3 .875 04/01/29 1,842,883
5,118,024 (b),(e) Radiology Partners Inc, (cash 4.275%, PIK 3.500%) 7 .775 01/31/29 5,071,655
5,710,250 (b) Team Health Holdings Inc, (cash 9.000%, PIK 4.500%) 9 .000 06/30/28 6,224,172
5,500,000 (e) Tenet Healthcare Corp 6 .125 10/01/28 5,502,948
TOTAL HEALTH CARE EQUIPMENT & SERVICES 24,603,113
INSURANCE - 1.5% (0.9% of Total Investments)
625,000 (b),(e) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4 .250 10/15/27 604,699
2,175,000 (b),(e) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6 .750 04/15/28 2,197,964
6,000,000 (b),(e) HUB International Ltd 7 .250 06/15/30 6,203,874
3,000,000 (b) Panther Escrow Issuer LLC 7 .125 06/01/31 3,072,207
TOTAL INSURANCE 12,078,744
MATERIALS - 3.5% (2.2% of Total Investments)
3,500,000 (b),(e) Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance PLC
4 .000 09/01/29 3,054,759
6,425,000 (e) Ball Corp 6 .000 06/15/29 6,490,254
3,000,000 (b) Clydesdale Acquisition Holdings Inc 6 .875 01/15/30 3,047,697
4,000,000 (b),(e) Herens Holdco Sarl 4 .750 05/15/28 3,673,550
2,000,000 (b),(e) LABL Inc 9 .500 11/01/28 1,965,151
5,000,000 (b),(e) Novelis Corp 4 .750 01/30/30 4,697,954
5,190,000 (b),(e) Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen Group Issuer
LLC
4 .375 09/30/28 5,205,336
TOTAL MATERIALS 28,134,701
MEDIA & ENTERTAINMENT - 3.4% (2.1% of Total Investments)
1,500,000 (b) Advantage Sales & Marketing Inc 6 .500 11/15/28 1,420,788
7,000,000 (e) Charter Communications Operating LLC / Charter
Communications Operating Capital
3 .500 03/01/42 4,782,420
3,000,000 (b),(e) Clear Channel Outdoor Holdings Inc 5 .125 08/15/27 2,922,351
3,220,000 (b) CSC Holdings LLC 5 .500 04/15/27 2,981,614
2,000,000 (b) CSC Holdings LLC 5 .375 02/01/28 1,758,276
1,000,000 (b) DISH Network Corp 11 .750 11/15/27 1,055,895
16,897 (b) iHeartCommunications Inc 9 .125 05/01/29 14,785
5,299,000 (b),(e) McGraw-Hill Education Inc 5 .750 08/01/28 5,215,751
2,000,000 (b) Virgin Media Secured Finance PLC 5 .500 05/15/29 1,914,928
6,006,000 (b),(e) VZ Secured Financing BV 5 .000 01/15/32 5,366,301
TOTAL MEDIA & ENTERTAINMENT 27,433,109
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.4% (0.2% of Total
Investments)
2,000,000 (e) Amgen Inc 3 .150 02/21/40 1,496,015
1,500,000 (b),(e) Organon & Co / Organon Foreign Debt Co-Issuer BV 5 .125 04/30/31 1,357,853
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2,853,868
SOFTWARE & SERVICES - 1.4% (0.9% of Total Investments)
1,185,000 (b) Open Text Holdings Inc 4 .125 12/01/31 1,062,097
3,666,485 (b) Rackspace Finance LLC 3 .500 05/15/28 1,950,561
6,750,000 (b),(e) Rocket Software Inc 9 .000 11/28/28 6,991,765
1,500,000 (b),(e) SS&C Technologies Inc 5 .500 09/30/27 1,496,091
TOTAL SOFTWARE & SERVICES 11,500,514
TECHNOLOGY HARDWARE & EQUIPMENT - 0.4% (0.2% of Total Investments)
1,975,000 (b),(e) CommScope LLC 4 .750 09/01/29 1,758,103
1,250,000 (b) CommScope Technologies LLC 5 .000 03/15/27 1,124,751
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 2,882,854

Portfolio of Investments January 31, 2025
(continued)
JQC

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TELECOMMUNICATION SERVICES - 8.1% (4.9% of Total Investments)
$ 6,313,000 (b),(e) Frontier Communications Holdings LLC 5 .875% 10/15/27 $ 6,314,812
1,978,000 (b),(e) Frontier Communications Holdings LLC 6 .000 01/15/30 1,981,978
2,000,000 (e) Frontier Communications Holdings LLC 5 .875 11/01/29 1,993,308
1,500,000 (b) Frontier Communications Holdings LLC 8 .625 03/15/31 1,602,562
1,500,000 (b),(e) Iliad Holding SASU 7 .000 10/15/28 1,527,084
13,419,000 (b) Level 3 Financing Inc 10 .500 05/15/30 14,622,818
1,000,000 (b) Level 3 Financing Inc 4 .875 06/15/29 861,183
3,250,000 (b) Level 3 Financing Inc 4 .000 04/15/31 2,535,000
1,000,000 (b) Lumen Technologies Inc 10 .000 10/15/32 997,500
4,000,000 (e) T-Mobile USA Inc 3 .500 04/15/31 3,640,012
5,180,000 (b),(e) Vmed O2 UK Financing I PLC 4 .250 01/31/31 4,485,191
15,089,000 (b) Zayo Group Holdings Inc 4 .000 03/01/27 14,237,837
10,000,000 (b),(e) Ziggo BV 4 .875 01/15/30 9,367,508
TOTAL TELECOMMUNICATION SERVICES 64,166,793
TRANSPORTATION - 0.7% (0.5% of Total Investments)
1,975,000 (e) Delta Air Lines Inc 3 .750 10/28/29 1,856,370
2,500,000 (b),(e) Mileage Plus Holdings LLC / Mileage Plus Intellectual Property
Assets Ltd
6 .500 06/20/27 2,522,052
1,623,000 (b),(e) United Airlines Inc 4 .625 04/15/29 1,558,113
TOTAL TRANSPORTATION 5,936,535
UTILITIES - 2.0% (1.2% of Total Investments)
1,940,000 (e) Pacific Gas and Electric Co 4 .550 07/01/30 1,836,296
2,000,000 (e) Pacific Gas and Electric Co 4 .500 07/01/40 1,653,721
6,318,000 (e) PG&E Corp 5 .000 07/01/28 6,087,814
3,000,000 (e) PG&E Corp 5 .250 07/01/30 2,821,319
3,000,000 (b) Talen Energy Supply LLC 8 .625 06/01/30 3,200,109
TOTAL UTILITIES 15,599,259
TOTAL CORPORATE BONDS
(Cost $288,499,804) 299,083,189
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
910472266 VARIABLE RATE SENIOR LOAN INTERESTS - 114 .4% ( 69 .7 % of Total Investments) 910472266
AUTOMOBILES & COMPONENTS - 0.7% (0.5% of Total Investments)
1,875,000 (a) Clarios Global LP, Term Loan B, (TSFR1M + 2.750%) 7 .086 01/14/32 1,881,253
3,927,245 (a) Clarios Global LP, Term Loan B, (TSFR1M + 2.500%) 6 .812 05/06/30 3,928,718
TOTAL AUTOMOBILES & COMPONENTS 5,809,971
CAPITAL GOODS - 9.4% (5.7% of Total Investments)
1,286,218 (a) ACProducts, Inc., Term Loan B, (TSFR3M + 4.250%) 8 .840 05/17/28 994,890
134,615 (a) Air Comm Corporation, LLC, Delayed Draw Term Loan 0 .000 11/22/31 135,247
1,615,385 (a) Air Comm Corporation, LLC, Term Loan, (TSFR3M + 3.000%) 7 .396 11/22/31 1,622,961
4,226,667 (a) Ali Group North America Corporation, Term Loan B, (TSFR1M +
2.000%)
6 .426 10/13/28 4,248,519
1,465,862 (a) Archkey Solutions LLC, Term Loan B, (TSFR1M + 4.750%) 9 .087 11/03/31 1,475,024
997,500 (a) Azorra Soar TLB Finance Ltd, Term Loan B, (TSFR3M + 3.500%) 7 .859 10/18/29 1,007,475
1,517,627 (a) Centuri Group, Inc, Term Loan B, (TSFR1M + 2.500%) 6 .925 08/28/28 1,530,231
5,642,969 (a) Chamberlain Group Inc, Term Loan B, (TSFR1M + 3.250%) 7 .662 10/22/28 5,678,265
1,240,988 (a) Chart Industries, Inc., Term Loan B, (TSFR3M + 2.500%) 6 .805 03/18/30 1,248,745
10,655,661 (a) Core & Main LP, Term Loan B, (TSFR1M + 2.000%) 6 .311 07/27/28 10,708,939
789,130 (a) Cornerstone Building Brands, Inc., Term Loan B, (TSFR1M +
3.250%)
7 .656 04/12/28 753,745
1,955,100 (a) Gates Global LLC, Term Loan B5, (TSFR1M + 1.750%) 6 .062 05/23/31 1,960,085
1,667,000 (a),(f) Goat Holdco LLC, (TBD) TBD TBD 1,672,626
431,034 (a),(f) Kaman Corp, (TBD) TBD TBD 432,381
4,568,966 (a),(f) Kaman Corp, (TBD) TBD TBD 4,583,244
1,983,335 (a) Madison IAQ LLC, Term Loan, (TSFR6M + 2.500%) 6 .762 06/21/28 1,989,533
807,975 (a) Madison Safety & Flow LLC, Term Loan B, (TSFR1M + 3.250%) 7 .562 09/19/31 815,174
2,149,000 (a),(f) Quikrete Holdings Inc, (TBD) TBD TBD 2,162,431
9,081,911 (a) Quikrete Holdings, Inc., Term Loan B, (TSFR1M + 2.500%) 6 .812 04/14/31 9,105,206
687,545 (a) Titan Acquisition Limited, Term Loan B, (TSFR6M + 4.500%) 8 .785 02/01/29 694,135
6,204,180 (a) TK Elevator US Newco Inc, Term Loan B, (TSFR6M + 3.500%) 7 .737 04/15/30 6,257,505
1,233,907 (a),(g) TransDigm, Inc., Term Loan, (TSFR3M + 2.500%) 6 .829 09/07/32 1,240,842

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS (continued)
$ 7,098,158 (a) TransDigm, Inc., Term Loan J, (TSFR3M + 2.500%) 6 .829% 02/28/31 $ 7,132,762
1,925,550 (a) TransDigm, Inc., Term Loan K, (TSFR3M + 2.750%) 7 .079 03/22/30 1,935,341
724,258 (a) Victory Buyer LLC, Term Loan, (TSFR1M + 3.750%) 8 .176 11/20/28 713,007
4,706,344 (a) Windsor Holdings III, LLC, First Lien Term Loan B, (TSFR1M +
3.500%)
7 .802 08/01/30 4,752,913
TOTAL CAPITAL GOODS 74,851,226
COMMERCIAL & PROFESSIONAL SERVICES - 5.4% (3.3% of Total Investments)
5,250,633 (a) Allied Universal Holdco LLC, Incremental Term Loan B, (TSFR1M
+ 3.750%)
8 .162 05/15/28 5,274,655
1,610,818 (a) Anticimex International AB, Term Loan B1, (SOFR90A + 3.150%) 7 .720 11/16/28 1,624,623
930,469 (a) Anticimex International AB, Term Loan B6, (SOFR90A + 3.400%) 7 .970 11/16/28 939,578
169,138 (a),(h) Archkey Solutions LLC, Delayed Draw Term Loan B 0 .000 10/10/31 170,195
622,668 (a) CHG Healthcare Services Inc., Term Loan B1, (TSFR3M + 3.000%) 7 .395 09/29/28 627,808
3,352,156 (a) Creative Artists Agency, LLC , First Lien Term Loan B, (TSFR1M +
2.750%)
7 .062 10/01/31 3,367,056
1,152,350 (a) Dun & Bradstreet Corporation (The), Term Loan, (TSFR1M +
2.250%)
6 .561 01/18/29 1,155,865
2,044,699 (a) Ensemble RCM, LLC, Term Loan B, (TSFR3M + 3.000%) 7 .291 08/01/29 2,064,287
1,250,000 (a) First Advantage Holdings, LLC, Term Loan B, (TSFR1M + 3.250%) 7 .562 09/19/31 1,263,088
9,158,999 (a) Garda World Security Corporation, Term Loan B, (TSFR1M +
3.500%)
7 .805 02/01/29 9,201,360
1,685,775 (a) GFL Environmental Inc., Term Loan B, (TSFR3M + 2.000%) 6 .305 06/27/31 1,687,857
1,152,466 (a) LABL, Inc., First Lien Term Loan, (TSFR1M + 5.000%) 9 .412 10/29/28 1,082,885
1,567,135 (a) OMNIA Partners LLC, Term Loan B, (TSFR3M + 2.750%) 7 .050 07/25/30 1,576,193
1,501,237 (a) Prime Security Services Borrower, LLC, First Lien Term Loan B,
(TSFR1M + 2.000%)
6 .326 10/15/30 1,506,394
2,176,934 (a) Reworld Holding Corp, Term Loan B, (TSFR1M + 2.250%) 6 .552 11/30/28 2,184,901
167,247 (a) Reworld Holding Corp, Term Loan C, (TSFR1M + 2.250%) 6 .552 11/30/28 167,860
7,468,714 (a) WIN Waste Innovations Holdings, Inc., Term Loan B, (TSFR1M +
2.750%)
7 .176 03/27/28 7,280,427
1,725,675 (a) XPLOR T1 LLC, Term Loan B, (TSFR3M + 3.500%) 7 .827 06/24/31 1,748,325
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 42,923,357
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.0% (3.0% of Total
Investments)
388,281 (a) Academy, Ltd., Term Loan, (TSFR1M + 3.750%) 8 .202 11/08/27 389,415
2,641,380 (a) Belron Finance LLC, Term Loan B, (TSFR3M + 2.750%) 7 .273 10/02/31 2,667,464
4,561,545 (a) CNT Holdings I Corp, Term Loan, (TSFR3M + 3.500%) 7 .791 11/08/27 4,581,182
539,325 (a) Driven Holdings, LLC, Term Loan B, (TSFR1M + 3.000%) 7 .426 12/18/28 541,348
2,175,817 (a) EG Group Limited, Term Loan B, (TSFR3M + 4.250%) 8 .607 02/07/28 2,206,583
1,508,815 (a) EOS Finco Sarl, Term Loan, (TSFR6M + 6.000%) 10 .285 08/03/29 643,660
728,149 (a) Gulfside Supply Inc, Term Loan B, (TSFR3M + 3.000%) 7 .326 05/29/31 732,984
1,127,175 (a) Johnstone Supply LLC, Term Loan B, (TSFR1M + 2.500%) 6 .799 06/09/31 1,131,898
6,436,400 (a) LBM Acquisition LLC, Incremental Term Loan B, (TSFR1M +
3.750%)
8 .152 06/06/31 6,364,602
1,053,057 (a) Les Schwab Tire Centers, Term Loan B, (TSFR1M + 2.500%) 6 .812 04/23/31 1,057,170
537,303 (a) Mister Car Wash Holdings, Inc., Term Loan B, (TSFR3M + 2.750%) 7 .041 03/27/31 540,731
10,869,906 (a) PetSmart, Inc., Term Loan B, (TSFR1M + 3.750%) 8 .162 02/14/28 10,910,668
3,485,932 (a) Restoration Hardware, Inc., Term Loan B, (TSFR1M + 2.500%) 6 .926 10/15/28 3,472,319
3,144,817 (a) Wand NewCo 3, Inc., First Lien Term Loan B, (TSFR1M + 3.000%) 7 .310 01/30/31 3,148,748
1,162,088 (a),(g) White Cap Buyer LLC, Term Loan B, (TSFR1M + 3.250%) 7 .562 10/19/29 1,166,103
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 39,554,875
CONSUMER DURABLES & APPAREL - 3.5% (2.1% of Total Investments)
7,988,504 (a) AI Aqua Merger Sub, Inc., First Lien Term Loan B, (TSFR1M +
3.000%)
7 .337 07/31/28 8,018,302
7,225,637 (a) Hayward Industries, Inc., Term Loan, (TSFR1M + 2.500%) 6 .926 05/30/28 7,265,703
6,243 (a) Serta Simmons Bedding, LLC, New Term Loan, (TSFR3M +
7.500%)
11 .943 06/29/28 5,728
992,727 (a) SRAM, LLC , Term Loan B, (TSFR1M + 2.750%) 7 .176 05/18/28 1,004,521
2,250,000 (a) Tempur Sealy International Inc., Term Loan B, (SOFR30A +
2.500%)
6 .840 10/04/31 2,260,789
4,264,813 (a) Topgolf Callaway Brands Corp., Term Loan B, (TSFR1M + 3.000%) 7 .312 03/18/30 4,267,030
1,745,000 (a) Varsity Brands, Inc., Term Loan B, (TSFR3M + 3.750%) 8 .271 07/28/31 1,750,636

Portfolio of Investments January 31, 2025
(continued)
JQC

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DURABLES & APPAREL (continued)
$ 154,207 (a) Weber-Stephen Products LLC, Incremental Term Loan B, (TSFR1M
+ 4.250%)
8 .662% 10/29/27 $ 154,496
3,252,526 (a) Weber-Stephen Products LLC, Term Loan B, (TSFR1M + 3.250%) 7 .676 10/29/27 3,249,729
TOTAL CONSUMER DURABLES & APPAREL 27,976,934
CONSUMER SERVICES - 15.1% (9.2% of Total Investments)
8,514,564 (a) 101B.C. Unlimited Liability Company, Term Loan B6, (TSFR1M +
1.750%)
6 .062 09/23/30 8,498,599
820,880 (a) Allwyn Entertainment Financing US LLC, Term Loan B, (TSFR3M
+ 2.250%)
6 .539 06/30/31 821,906
4,336,075 (a) Alterra Mountain Company, Term Loan B, (TSFR1M + 2.750%) 7 .062 08/17/28 4,371,327
990,019 (a) Alterra Mountain Company, Term Loan B7, (TSFR1M + 3.000%) 7 .312 05/31/30 999,300
4,189,079 (a),(g) AMC Entertainment Holdings, Inc. , Term Loan, (TSFR1M +
7.000%)
11 .300 01/04/29 4,263,498
3,815,391 (a) Caesars Entertainment Inc., Term Loan B, (TSFR1M + 2.250%) 6 .562 02/06/30 3,832,884
1,922,969 (a) Caesars Entertainment Inc., Term Loan B1, (TSFR1M + 2.250%) 6 .562 02/06/31 1,931,584
1,627,601 (a) Carnival Corporation, Term Loan (2027), (TSFR1M + 2.000%) 6 .302 08/09/27 1,638,791
1,700,243 (a) Carnival Corporation, Term Loan (2028), (TSFR1M + 2.000%) 6 .302 10/18/28 1,709,450
1,445,000 (a),(f) Catawba Nation Gaming Authority, (TBD) TBD TBD 1,457,644
3,263,812 (a) Churchill Downs Incorporated, Incremental Term Loan B1,
(TSFR1M + 2.000%)
6 .412 03/17/28 3,267,908
1,965,175 (a) Cinemark USA, Inc., Term Loan B, (TSFR1M + TSFR3M + 2.750%) 7 .070 05/24/30 1,985,318
5,853,213 (a) ClubCorp Holdings, Inc., Term Loan B2, (TSFR3M + 5.000%) 9 .590 09/18/26 5,886,138
4,905,000 (a) Crown Finance US, Inc., Term Loan B, (TSFR1M + 5.250%) 9 .587 10/31/31 4,905,687
2,456,668 (a) Delta 2 (LUX) S.a.r.l., Term Loan B1, (TSFR3M + 2.000%) 6 .329 09/10/31 2,466,188
1,228,332 (a),(f) Delta 2 Lux Sarl, (TBD) TBD TBD 1,233,091
12,698,197 (a) Fertitta Entertainment, LLC, Term Loan B, (TSFR1M + 3.500%) 7 .812 01/29/29 12,778,259
9,900,000 (a) Flutter Financing B.V., Term Loan B, (TSFR3M + 1.750%) 6 .079 11/29/30 9,921,236
2,344,000 (a) GBT US III LLC, Term Loan B, (TSFR3M + 3.000%) 7 .300 07/28/31 2,354,501
3,090,802 (a) GVC Holdings (Gibraltar) Limited, Term Loan B3, (TSFR3M +
2.750%)
7 .079 10/31/29 3,109,841
3,231,412 (a) Hilton Domestic Operating Company, Inc., Term Loan B4,
(TSFR1M + 1.750%)
6 .061 11/08/30 3,255,647
1,243,212 (a) Hilton Grand Vacations Borrower LLC, Term Loan B, (TSFR1M +
2.000%)
6 .312 08/02/28 1,247,570
10,158,407 (a) IRB Holding Corp, First Lien Term Loan B, (TSFR1M + 2.500%) 6 .812 12/15/27 10,202,443
4,655,385 (a) Light and Wonder International, Inc., Term Loan B2, (TSFR1M +
2.250%)
6 .551 04/16/29 4,681,107
4,734,950 (a) Motion Finco Sarl, Term Loan B, (TSFR3M + 3.500%) 7 .829 11/30/29 4,682,511
1,809,844 (a) PENN Entertainment, Inc., Term Loan B, (TSFR1M + 2.500%) 6 .812 04/20/29 1,823,535
2,607,970 (a) PG Investment Company 59 S.a r.l., Term Loan B, (TSFR3M +
3.000%)
7 .329 03/24/31 2,629,160
6,310,176 (a) Scientific Games Holdings LP, Term Loan B, (TSFR3M + 3.000%) 7 .296 04/04/29 6,339,076
3,870,973 (a) SeaWorld Parks & Entertainment, Inc., Term Loan B3, (TSFR1M +
2.000%)
6 .312 11/19/31 3,877,012
4,389,349 (a) Spin Holdco Inc., Term Loan, (TSFR3M + 4.000%) 8 .706 03/06/28 3,685,035
367,480 (a) William Morris Endeavor Entertainment, LLC, First Lien Term
Loan, (TSFR1M + 2.750%)
7 .176 05/16/25 368,246
TOTAL CONSUMER SERVICES 120,224,492
ENERGY - 1.8% (1.1% of Total Investments)
1,000,000 (a) Epic Crude Services, LP, Term Loan B, (TSFR3M + 3.000%) 7 .302 10/09/31 1,010,000
4,299,877 (a) Freeport LNG Investments, LLLP, Term Loan A, (TSFR3M +
3.000%)
7 .555 11/16/26 4,304,176
3,460,493 (a),(g) New Fortress Energy Inc, Term Loan, (TSFR3M + 5.000%) 9 .291 10/30/28 3,451,305
2,902,128 (a) Oryx Midstream Services Permian Basin LLC, Term Loan B,
(TSFR1M + 2.250%)
6 .552 10/05/28 2,917,771
2,910,000 (a) TransMontaigne Operating Company L.P., Term Loan B, (TSFR1M
+ 3.250%)
7 .562 11/05/28 2,945,866
TOTAL ENERGY 14,629,118
FINANCIAL SERVICES - 2.0% (1.2% of Total Investments)
411,635 (a) Aragorn Parent Corporation, Term Loan, (TSFR1M + 4.000%) 8 .311 12/15/28 416,164
680,000 (a),(f) Ascensus Holdings Inc, (TBD) TBD TBD 681,982
9,547,072 (a) Boost Newco Borrower, LLC, Term Loan B, (TSFR3M + 2.500%) 6 .829 01/31/31 9,599,581

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES (continued)
$ 1,375,000 (a),(f) Dechra Finance US LLC, (TBD) TBD TBD $ 1,384,673
3,020,507 (a),(c),(i) Ditech Holding Corporation, Term Loan 0 .000% 06/30/24 302
61,101 (a),(h) Focus Financial Partners, LLC, Delayed Draw Term Loan, (N/A +
TSFR1M + 2.438%)
4 .593 09/10/31 61,283
568,899 (a) Focus Financial Partners, LLC, Term Loan B8, (TSFR1M + 3.250%) 7 .562 09/10/31 570,588
538,650 (a) Kestra Advisor Services Holdings A, Inc., Repriced Term Loan,
(TSFR3M + 3.000%)
7 .291 03/24/31 539,997
2,907,084 (a) Trans Union, LLC, Term Loan B8, (TSFR1M + 1.750%) 6 .062 06/24/31 2,910,718
TOTAL FINANCIAL SERVICES 16,165,288
FOOD, BEVERAGE & TOBACCO - 2.3% (1.4% of Total Investments)
2,661,199 (a) 8th Avenue Food & Provisions, Inc., First Lien Term Loan,
(TSFR1M + 3.750%)
8 .176 10/01/25 2,616,291
177,704 (a) 8th Avenue Food & Provisions, Inc., Incremental Term Loan,
(TSFR1M + 4.750%)
9 .175 10/01/25 174,668
1,701,475 (a) CHG PPC Parent LLC, Term Loan, (TSFR1M + 3.000%) 7 .426 12/08/28 1,715,308
144 (a) City Brewing Company, LLC, First Lien Second Out PIK TL,
(TSFR3M + 5.000%)
9 .564 04/14/28 18
771,288 (a) City Brewing Company, LLC, First Out New Money Term Loan,
(TSFR3M + 6.250%)
10 .814 04/05/28 436,741
2,018,309 (a) City Brewing Company, LLC, FLFO Roll Up Term Loan, (TSFR3M
+ 3.500%)
8 .064 04/14/28 1,170,619
198,261 (a) City Brewing Company, LLC, PIK Super Priority Term Loan,
(TSFR3M + 1.500%)
13 .452 01/03/26 191,818
1,915,000 (a) Froneri International Ltd., Term Loan, (TSFR6M + 2.000%) 6 .237 09/18/31 1,920,908
4,778,078 (a) Pegasus BidCo BV, Term Loan B, (TSFR3M + 3.250%) 7 .773 07/12/29 4,831,831
1,534,950 (a) Sycamore Buyer LLC, Term Loan B, (TSFR1M + 2.250%) 6 .669 07/23/29 1,539,555
495,000 (a) Triton Water Holdings, Inc, Incremental Term Loan B, (TSFR3M +
4.000%)
8 .079 03/31/28 497,735
2,782,565 (a) Triton Water Holdings, Inc, Term Loan, (TSFR3M + 3.250%) 7 .840 03/31/28 2,799,232
TOTAL FOOD, BEVERAGE & TOBACCO 17,894,724
HEALTH CARE EQUIPMENT & SERVICES - 14.8% (9.0% of Total Investments)
891,000 (a) ADMI Corp., Term Loan B5, (TSFR1M + 5.750%) 10 .062 12/23/27 902,137
4,319,444 (a) AHP Health Partners, Inc., Term Loan B, (TSFR1M + 2.750%) 7 .062 08/24/28 4,360,609
14,534,733 (a) Bausch & Lomb Corporation, Term Loan, (TSFR1M + 3.250%) 7 .661 05/05/27 14,624,849
2,812,798 (a) Element Materials Technology Group US Holdings Inc., Term
Loan, (TSFR3M + 3.750%)
8 .079 04/12/29 2,837,410
704,000 (a),(f) Eyecare Partners LLC, (TBD) TBD TBD 555,576
2,079,000 (a),(f) FinThrive Software Intermediate Holdings Inc, (TBD) TBD TBD 2,015,590
5,002,792 (a) Gainwell Acquisition Corp., Term Loan B, (TSFR3M + 4.000%) 8 .429 10/01/27 4,776,415
12,533,375 (a) Global Medical Response, Inc., PIK Term Loan, (TSFR3M +
5.500%)
9 .790 10/02/28 12,594,287
20,974,740 (a) Medline Borrower, LP, Add-on Term Loan B, (TSFR1M + 2.250%) 6 .562 10/23/28 21,097,548
4,335,445 (a) National Mentor Holdings, Inc., Term Loan, (TSFR1M + TSFR3M
+ 3.750%)
8 .170 03/02/28 4,297,032
147,516 (a) National Mentor Holdings, Inc., Term Loan C, (TSFR3M + 3.750%) 8 .179 03/02/28 146,209
3,266,525 (a) Onex TSG Intermediate Corp., Term Loan B, (TSFR3M + 4.750%) 9 .302 02/28/28 3,297,835
535,950 (a) Pacific Dental Services, LLC, Term Loan B, (TSFR1M + 2.750%) 7 .049 03/17/31 541,119
13,963,383 (a) Parexel International Corporation, Term Loan B, (TSFR1M +
2.500%)
6 .812 11/15/28 14,037,599
10,433,580 (a) Phoenix Guarantor Inc, Term Loan B, (TSFR1M + 2.500%) 6 .812 02/21/31 10,487,104
2,127,913 (a) Select Medical Corporation, Term Loan B, (TSFR1M + 2.000%) 6 .332 11/18/31 2,138,116
271,000 (a) Sound Inpatient Physicians, Tranche A Term Loan (First Out),
(TSFR3M + 3.250%)
5 .545 06/28/28 283,958
2,158,967 (a) Sound Inpatient Physicians, Tranche B Term Loan (Second Out),
(TSFR3M + 2.500%), (cash 8.090%, PIK 1.500%)
4 .795 06/28/28 2,010,992
11,802,647 (a) Surgery Center Holdings, Inc., Term Loan B, (TSFR1M + 2.750%) 7 .061 12/19/30 11,866,794
2,442,114 (a) Team Health Holdings, Inc., Term Loan B, (TSFR3M + 5.250%) 9 .541 03/02/27 2,378,033
2,333,600 (a) Viant Medical Holdings, Inc., Term Loan B, (TSFR1M + 4.000%) 8 .313 10/15/31 2,368,896
TOTAL HEALTH CARE EQUIPMENT & SERVICES 117,618,108

Portfolio of Investments January 31, 2025
(continued)
JQC

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE - 9.3% (5.6% of Total Investments)
$ 13,305,429 (a) Acrisure, LLC, First Lien Term Loan B6, (TSFR1M + 3.000%) 7 .312% 11/06/30 $ 13,354,792
9,569,616 (a) Alliant Holdings Intermediate, LLC, Term Loan B6, (TSFR1M +
2.750%)
7 .052 09/12/31 9,610,909
2,030,000 (a),(f) AmWINS Group Inc, (TBD) TBD TBD 2,036,597
4,168,500 (a) AssuredPartners, Inc., Incremental Term Loan B5, (TSFR1M +
3.500%)
7 .812 02/14/31 4,176,628
166,310 (a) Asurion LLC, Term Loan B11, (TSFR1M + 4.250%) 8 .662 08/21/28 166,751
4,440,131 (a) Asurion LLC, Term Loan B8, (TSFR1M + 3.250%) 7 .676 12/23/26 4,442,152
3,077,798 (a) Asurion LLC, Term Loan B9, (TSFR1M + 3.250%) 7 .676 07/30/27 3,078,659
12,197,034 (a) Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 3.000%) 7 .312 01/27/27 12,271,862
8,360,653 (a) HUB International Limited, First Lien Term Loan B, (TSFR3M +
2.750%)
7 .043 06/20/30 8,401,286
240,625 (a) Ryan Specialty Group, LLC, Term Loan B, (TSFR1M + 2.250%) 6 .562 09/11/31 242,009
3,740,625 (a) Sedgwick Claims Management Services, Inc., Term Loan B,
(TSFR1M + 3.000%)
7 .312 06/27/31 3,766,099
4,888,669 (a) Truist Insurance Holdings LLC, Term Loan B, (TSFR3M + 2.750%) 7 .079 05/06/31 4,910,057
824,604 (a) USI, Inc., Term Loan C, (TSFR3M + 2.250%) 6 .579 09/27/30 825,520
6,402,003 (a) USI, Inc., Term Loan D, (TSFR3M + 2.250%) 6 .579 11/23/29 6,407,989
TOTAL INSURANCE 73,691,310
MATERIALS - 6.0% (3.7% of Total Investments)
785,102 (a) Arsenal AIC Parent LLC, First Lien Term Loan B, (TSFR1M +
3.250%)
7 .562 08/19/30 790,009
538,650 (a) Berlin Packaging LLC, Term Loan B7, (TSFR1M + TSFR3M +
3.500%)
7 .833 06/09/31 542,429
819,155 (a) Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M +
3.175%)
7 .487 04/13/29 822,227
4,281,000 (a) CPC Acquisition Corp, Term Loan, (TSFR3M + 3.750%) 8 .340 12/29/27 3,829,354
4,885,233 (a) Discovery Purchaser Corporation, Term Loan, (TSFR3M + 3.750%) 8 .040 08/03/29 4,902,551
491,822 (a) ECO Services Operations Corp, Term Loan B, (TSFR3M + 2.000%) 6 .291 06/12/31 494,178
2,907,898 (a) INEOS Quattro Holdings UK Ltd, First Lien Term Loan B, (TSFR1M
+ 4.250%)
8 .662 03/29/29 2,918,802
1,103,200 (a) INEOS Quattro Holdings UK Ltd, Term Loan, (TSFR1M + 3.750%) 8 .162 03/03/30 1,106,653
2,630,000 (a) INEOS Quattro Holdings UK Ltd, Term Loan B, (TSFR1M +
4.250%)
8 .562 10/02/31 2,639,862
3,024,819 (a) Ineos US Finance LLC, First Lien Term Loan B, (TSFR1M + 3.000%) 7 .312 02/07/31 3,028,298
3,399,804 (a) Ineos US Finance LLC, Term Loan B, (TSFR1M + 3.250%) 7 .562 02/09/30 3,404,071
3,217,760 (a) Klockner-Pentaplast of America, Inc., Term Loan B, (TSFR6M +
4.725%)
9 .723 02/09/26 2,868,971
1,812,527 (a) Lonza Group AG, Term Loan B, (TSFR3M + 3.925%) 8 .354 07/03/28 1,771,944
5,249,069 (a) Nouryon Finance B.V., Term Loan B1, (TSFR6M + 3.250%) 7 .657 04/03/28 5,300,746
480,159 (a) Nouryon Finance B.V., Term Loan B2, (TSFR6M + 3.250%) 7 .657 04/03/28 484,512
3,488,336 (a) Pactiv Evergreen Group Holdings Inc., Term Loan B4, (TSFR1M +
2.500%)
6 .812 09/25/28 3,504,784
445,000 (a),(f) Plaze Inc, (TBD) TBD TBD 421,397
535,950 (a) SupplyOne, Inc, Term Loan B, (TSFR1M + 3.750%) 8 .062 04/21/31 541,393
6,008,337 (a),(g) TricorBraun Holdings, Inc., Term Loan, (TSFR1M + 3.250%) 7 .676 03/03/28 6,026,332
1,122,188 (a) Tronox Finance LLC, Term Loan B1, (TSFR3M + 2.250%) 6 .601 04/04/29 1,125,487
98,077 (a),(h) USALCO, LLC, Delayed Draw Term Loan 4 .000 09/17/31 99,226
951,923 (a) USALCO, LLC, Term Loan B, (TSFR1M + 4.000%) 8 .312 09/17/31 963,080
TOTAL MATERIALS 47,586,306
MEDIA & ENTERTAINMENT - 4.1% (2.5% of Total Investments)
3,573,901 (a) ABG Intermediate Holdings 2 LLC, First Lien Term Loan B,
(TSFR1M + 2.250%)
6 .560 12/21/28 3,594,808
2,619,129 (a) Advantage Sales & Marketing, Inc., Term Loan, (TSFR3M +
4.250%)
8 .805 10/28/27 2,619,745
942,788 (a) Cable One, Inc., Term Loan B4, (TSFR1M + 2.000%) 6 .426 05/03/28 934,246
2,193,975 (a) Cengage Learning, Inc., Term Loan B, (TSFR1M + TSFR3M +
3.500%)
7 .908 03/24/31 2,207,896
370,866 (a) Checkout Holding Corp., Exit Term Loan, (TSFR1M + 9.500%) 13 .805 05/24/30 357,885
4,345,965 (a) Clear Channel Outdoor Holdings, Inc., Term Loan, (TSFR1M +
4.000%)
8 .426 08/23/28 4,369,976
1,389,235 (a) CMG Media Corporation, Term Loan, (TSFR3M + 3.500%) 7 .929 06/18/29 1,287,821

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT (continued)
$ 3,028,032 (a) CSC Holdings, LLC, Term Loan B5, (LIBOR 6 M + 2.500%) 7 .173% 04/15/27 $ 2,826,955
3,682,369 (a),(g) CSC Holdings, LLC, Term Loan B6, (TSFR1M + 4.500%) 8 .806 01/18/28 3,613,914
3,077,992 (a) DirecTV Financing, LLC, Term Loan, (TSFR3M + 5.000%) 9 .552 08/02/27 3,088,504
3,134,466 (a) McGraw-Hill Global Education Holdings, LLC, Term Loan B,
(TSFR3M + 4.000%)
8 .329 08/06/31 3,170,967
400,475 (a) Mission Broadcasting, Inc., Term Loan B, (TSFR1M + 2.500%) 6 .952 06/02/28 401,853
886,004 (a) Nexstar Broadcasting, Inc., Term Loan B4, (TSFR1M + 2.500%) 6 .926 09/18/26 889,880
1,768,544 (a) Planet US Buyer LLC, Term Loan B, (TSFR3M + 3.000%) 7 .521 02/10/31 1,781,622
723,750 (a) Project Ruby Ultimate Parent Corp., Term Loan B, (TSFR1M +
3.000%)
7 .426 03/10/28 727,897
817,476 (a) Red Ventures, LLC, Term Loan B, (TSFR1M + 2.750%) 7 .062 03/04/30 823,824
217,000 (a) Virgin Media Bristol LLC, Term Loan Y, (TSFR6M + 3.175%) 7 .724 03/06/31 213,141
TOTAL MEDIA & ENTERTAINMENT 32,910,934
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.2% (0.8% of Total
Investments)
7,174,143 (a) Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M +
2.250%)
6 .562 05/05/28 7,202,553
1,492,742 (a) Organon & Co, Term Loan, (TSFR1M + 2.250%) 6 .549 05/19/31 1,500,206
1,148,234 (a) Perrigo Investments, LLC, Term Loan B, (TSFR1M + 2.000%) 6 .312 04/20/29 1,151,822
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 9,854,581
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.8% (1.1% of Total Investments)
2,347,197 (a) Cushman & Wakefield U.S. Borrower, LLC, Term Loan B, (CME
Term SOFR 1 Month + 3.000%)
7 .062 01/31/30 2,361,867
2,493,750 (a) Cushman & Wakefield U.S. Borrower, LLC, Tranche 2 Incremental
Term Loan, (TSFR1M + 3.250%)
7 .562 01/31/30 2,512,453
4,026,000 (a),(g) Forest City Enterprises, L.P., Term Loan B, (TSFR1M + 3.500%) 7 .925 12/08/25 3,905,723
6,090,667 (a),(g) Verifone Systems, Inc., First Lien Term Loan, (TSFR3M + 4.000%) 8 .782 08/20/25 5,782,662
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 14,562,705
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2% (0.2% of Total
Investments)
1,875,000 (a) Instructure Holdings, Inc., Term Loan, (TSFR3M + 3.000%) 7 .516 09/12/31 1,886,128
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,886,128
SOFTWARE & SERVICES - 20.2% (12.3% of Total Investments)
1,560,333 (a) Ahead DB Holdings, LLC, Term Loan B3, (TSFR3M + 3.500%) 7 .829 02/03/31 1,574,743
1,455,000 (a) Amentum Government Services Holdings LLC, Term Loan B,
(TSFR1M + 2.250%)
6 .562 07/30/31 1,452,090
1,034,310 (a) Apttus Corporation, Term Loan B, (TSFR3M + 3.500%) 7 .791 05/08/28 1,044,979
8,475,221 (a) Avaya, Inc., Exit Term Loan, (TSFR1M + 7.500%) 11 .812 08/01/28 7,161,562
2,680,801 (a) Axalta Coating Systems U.S. Holdings, Inc., Term Loan B,
(TSFR3M + 1.750%)
6 .079 12/20/29 2,694,768
2,450,000 (a) BCPE Pequod Buyer Inc, Term Loan B, (TSFR3M + 3.500%) 7 .791 09/19/31 2,479,608
10,824,097 (a) Boxer Parent Company Inc., Term Loan B, (TSFR3M + 3.000%) 7 .291 07/30/31 10,883,413
1,115,860 (a) Camelot U.S. Acquisition LLC, Term Loan B, (TSFR1M + 2.750%) 7 .062 01/31/31 1,118,929
984,550 (a) CCC Intelligent Solutions Inc., Term Loan, (TSFR1M + 2.000%) 6 .312 01/16/32 989,266
6,255,806 (a) Cotiviti Corporation, Term Loan, (TSFR1M + 2.750%) 7 .087 04/30/31 6,306,635
2,400,000 (a) Darktrace PLC, First Lien Term Loan, (TSFR3M + 3.250%) 7 .535 07/02/31 2,404,872
1,766,181 (a) DTI Holdco, Inc., Term Loan, (TSFR1M + 4.750%) 9 .062 04/21/29 1,783,649
10,412,469 (a) Epicor Software Corporation, Term Loan E, (TSFR1M + 2.750%) 7 .062 05/23/31 10,508,628
2,000,000 (a) FNZ Group Services Ltd, Term Loan B, (TSFR3M + 5.000%) 9 .554 10/05/31 1,944,380
2,075,798 (a) Fortress Intermediate 3, Inc, Term Loan B, (TSFR1M + 3.500%) 7 .812 05/08/31 2,082,295
2,900,421 (a) Gen Digital Inc., Term Loan B, (TSFR1M + 1.750%) 6 .062 09/12/29 2,905,135
4,767,000 (a),(f) Genesys Cloud Services Holdings II LLC, (TBD) TBD TBD 4,784,900
6,807,500 (a) Informatica LLC, Term Loan B, (TSFR1M + 2.250%) 6 .562 10/30/28 6,858,556
694,000 (a) Javelin Buyer, Inc., First Lien Term Loan, (Prime + 2.250%) 10 .000 10/08/31 701,374
6,052,950 (a) McAfee, LLC, First Lien Term Loan B, (TSFR1M + 3.000%) 7 .337 03/01/29 6,082,458
755,108 (a) Mitchell International, Inc., First Lien Term Loan, (TSFR1M +
3.250%)
7 .562 06/06/31 755,647
6,810,108 (a) Open Text Corporation, Term Loan B, (TSFR1M + 1.750%) 6 .062 01/31/30 6,826,758
750,000 (a) Perforce Software, Inc., Term Loan, (TSFR1M + 4.750%) 9 .062 07/01/29 734,801
1,500,000 (a) PointClickCare Technologies, Inc., Term Loan B, (TSFR3M +
3.250%)
7 .579 10/11/31 1,512,660

Portfolio of Investments January 31, 2025
(continued)
JQC

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOFTWARE & SERVICES (continued)
$ 4,126,658 (a) Press Ganey Holdings, Inc., First Lien Term Loan B, (TSFR1M +
3.250%)
7 .562% 04/30/31 $ 4,142,318
461,000 (a),(f) Project Alpha Intermediate Holding Inc, (TBD) TBD TBD 466,018
3,298,946 (a) Proofpoint, Inc., Term Loan, (TSFR1M + 3.000%) 7 .312 08/31/28 3,322,666
3,579,688 (a) Quartz Acquireco LLC, Term Loan B1, (TSFR3M + 2.750%) 7 .079 06/28/30 3,604,298
3,502,135 (a) Rackspace Finance, LLC, First Lien First Out Term Loan, (TSFR1M
+ 6.250%)
10 .662 05/15/28 3,633,465
6,008,102 (a) Rackspace Finance, LLC, First Lien Second Out Term Loan,
(TSFR1M + 2.750%)
7 .162 05/15/28 3,510,053
7,899,483 (a) Sophia, L.P., First Lien Term Loan B, (TSFR1M + 3.000%) 7 .312 10/29/29 7,956,241
2,971,156 (a) SS&C Technologies Inc., Term Loan B8, (TSFR1M + 2.000%) 6 .312 05/09/31 2,982,892
2,000,000 (a) Synechron Inc, Term Loan B, (TSFR3M + 3.750%) 8 .041 10/03/31 2,012,500
6,223,366 (a) Syniverse Holdings, Inc., Term Loan, (TSFR3M + 7.000%) 11 .329 05/10/29 6,244,774
7,725,677 (a) Tempo Acquisition LLC, Term Loan B, (CME Term SOFR 1 Month
+ 2.250%)
6 .607 08/31/28 7,733,248
1,122,187 (a) Thunder Generation Funding LLC, Term Loan B, (TSFR3M +
3.000%)
7 .329 09/26/31 1,131,586
15,011,507 (a) UKG Inc., Term Loan B, (TSFR3M + 3.000%) 7 .300 02/10/31 15,117,713
1,980,412 (a) Vision Solutions, Inc., Incremental Term Loan, (TSFR3M + 4.000%) 8 .552 04/24/28 1,968,035
538,650 (a) VS Buyer, LLC, First Lien Term Loan B, (TSFR1M + 2.750%) 7 .049 04/14/31 542,356
1,650,802 (a),(g) West Corporation, Term Loan B3, (TSFR3M + 4.000%) 8 .291 04/12/27 1,160,209
1,325,388 (a) World Wide Technology Holding Co. LLC, Term Loan B, (TSFR1M
+ 2.250%)
6 .552 03/01/30 1,340,298
8,039,250 (a) Zelis Payments Buyer, Inc., Term Loan B, (TSFR1M + 2.750%) 7 .062 09/28/29 8,070,684
TOTAL SOFTWARE & SERVICES 160,531,460
TECHNOLOGY HARDWARE & EQUIPMENT - 2.8% (1.7% of Total Investments)
17,474,097 (a) CommScope, Inc., Term Loan, (TSFR1M + 5.500%) 9 .812 12/17/29 17,887,272
1,893,518 (a) II-VI Incorporated, First Lien Term Loan B, (TSFR1M + 2.000%) 6 .312 07/02/29 1,905,059
1,501,340 (a) Ingram Micro Inc., Term Loan B, (TSFR3M + 2.750%) 7 .077 09/22/31 1,515,414
974,886 (a) MLN US HoldCo LLC, First Lien Term Loan, (TSFR3M + 4.500%) 8 .953 12/01/25 10,968
440,016 (a) MLN US HoldCo LLC, Second Out Term Loan, (Prime + 5.700%) 13 .200 10/18/27 7,153
1,663,189 (a) Riverbed Technology, Inc., PIK Term Loan, (TSFR3M + 1.250%) 3 .414 07/03/28 1,022,861
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 22,348,727
TELECOMMUNICATION SERVICES - 5.0% (3.0% of Total Investments)
641,137 (a) Altice France S.A., Term Loan B12, (LIBOR 6 M + 3.688%) 8 .370 02/02/26 544,566
9,677,695 (a) Altice France S.A., Term Loan B13, (LIBOR 3 M + 4.000%) 8 .682 08/14/26 8,200,637
1,165,092 (a) Cincinnati Bell, Inc., Term Loan B2, (CME Term SOFR 1 Month +
3.250%)
7 .062 11/24/28 1,170,084
581,141 (a) Cyxtera DC Holdings, Inc., Term Loan B 0 .000 05/01/25 3,196
1,923,345 (a) Digicel International Finance Limited, Term Loan, (TSFR3M +
7.500%), (cash 11.335%, PIK 1.500%)
11 .791 05/27/27 1,902,515
4,219,425 (a) Frontier Communications Corp., Term Loan B, (TSFR1M +
2.500%)
6 .803 07/01/31 4,256,345
2,318,993 (a) Level 3 Financing Inc., Extended Term Loan B1, (TSFR1M +
6.560%)
10 .872 04/16/29 2,353,778
2,715,007 (a),(g) Level 3 Financing Inc., Extended Term Loan B2, (TSFR1M +
6.560%)
10 .872 04/15/30 2,750,886
1,450,343 (a),(g) Lumen Technologies, Inc., Extended Term Loan B2, (TSFR1M +
2.350%)
6 .776 04/15/30 1,355,367
4,760,681 (a) Lumen Technologies, Inc., Term Loan A, (TSFR1M + 6.000%) 10 .312 06/01/28 4,780,224
3,211,891 (a),(g) Numericable Group SA, Term Loan B11, (LIBOR 3 M + 2.750%) 7 .432 07/31/25 2,963,258
5,865,000 (a),(g) Zayo Group Holdings, Inc., Term Loan, (TSFR1M + 3.000%) 7 .426 03/09/27 5,658,141
3,650,838 (a) Ziggo Financing Partnership, Term Loan I, (TSFR1M + 2.500%) 6 .921 04/28/28 3,633,150
TOTAL TELECOMMUNICATION SERVICES 39,572,147
TRANSPORTATION - 1.8% (1.1% of Total Investments)
511,138 (a) Air Canada, Term Loan B, (TSFR3M + 2.000%) 6 .337 03/21/31 515,050
134,636 (a) American Airlines, Inc., First Lien Term Loan, (TSFR3M + 1.750%) 6 .175 01/29/27 134,449
2,532,099 (a) American Airlines, Inc., Term Loan, (TSFR3M + 4.750%) 9 .305 04/20/28 2,596,857
2,266,127 (a) Brown Group Holding, LLC, Incremental Term Loan B2, (TSFR1M
+ TSFR3M + 2.500%)
6 .857 07/01/31 2,275,554
2,159,767 (a) Brown Group Holding, LLC, Term Loan B, (TSFR1M + 2.500%) 6 .812 07/01/31 2,168,946
2,946,835 (a) KKR Apple Bidco, LLC, Term Loan, (TSFR1M + 2.750%) 7 .176 09/25/28 2,968,760

See Notes to Financial Statements
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 585,248 (a) PODS, LLC, Term Loan B, (TSFR3M + 3.000%) 7 .552% 03/31/28 $ 534,990
337,288 (a) SkyMiles IP Ltd., Skymiles Term Loan B, (TSFR3M + 3.750%) 8 .043 10/20/27 343,971
2,485,006 (a) WestJet Loyalty LP, Term Loan B, (TSFR3M + 3.250%) 7 .579 02/14/31 2,497,431
TOTAL TRANSPORTATION 14,036,008
UTILITIES - 2.0% (1.2% of Total Investments)
1,295,000 (a),(f) Cornerstone Generation LLC, (TBD) TBD TBD 1,304,848
447,750 (a) EFS Cogen Holdings I LLC, Term Loan B, (TSFR3M + 3.500%) 7 .805 10/01/27 450,869
6,495,000 (a) Talen Energy Supply, LLC, Incremental Term Loan B, (TSFR3M +
2.500%)
7 .023 12/11/31 6,530,203
7,220,891 (a) Talen Energy Supply, LLC, Term Loan B, (TSFR3M + 2.500%) 7 .023 05/17/30 7,256,996
300,144 (a) Vistra Operations Company LLC, First Lien Term Loan B3,
(TSFR1M + 1.750%)
6 .062 12/20/30 300,951
TOTAL UTILITIES 15,843,867
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $908,654,883) 910,472,266
SHARES DESCRIPTION VALUE
46 WARRANTS - 0 .0% ( 0 .0 % of Total Investments) 46
MEDIA & ENTERTAINMENT - 0.0% (0.0% of Total Investments)
4,644 (c) Tenerity Inc 46
TOTAL MEDIA & ENTERTAINMENT 46
TOTAL WARRANTS
(Cost $1,087,698) 46
TOTAL LONG-TERM INVESTMENTS
(Cost $1,285,679,676) 1,280,325,625
SHARES DESCRIPTION RATE VALUE
SHORT-TERM INVESTMENTS -  3.4%(2.0% of Total Investments)
INVESTMENT COMPANIES - 3.4% (2.0% of Total Investments) –
26,667,178 BlackRock Liquidity Funds T-Fund 4.517(j) 26,667,178
TOTAL INVESTMENT COMPANIES
(Cost $26,667,178) 26,667,178
TOTAL SHORT-TERM INVESTMENTS
(Cost $26,667,178) 26,667,178
TOTAL INVESTMENTS - 164 .2%
(Cost $ 1,312,346,854 ) 1,306,992,803
BORROWINGS - (26.6)% (k),(l) (211,600,000)
REVERSE REPURCHASE AGREEMENTS, INCLUDING ACCRUED INTEREST - (17.9)%(m) (142,674,342)
TFP SHARES, NET - (17.5)%(n) (139,265,370)
OTHER ASSETS & LIABILITIES, NET -   (2.2)% (17,401,707)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 796,051,384
LIBOR London Inter-Bank Offered Rate
M Month
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SOFR30A 30 Day Average Secured Overnight Financing Rate
SOFR90A 90 Day Average Secured Overnight Financing Rate
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
TSFR6M CME Term Secured Overnight Financing Rate 6 Month

Portfolio of Investments January 31, 2025
(continued)
JQC

See Notes to Financial Statements
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $309,195,280 or 23.7% of Total Investments.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(e) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $192,780,575 have been pledged as collateral for reverse repurchase agreements.
(f) When-issued or delayed delivery security.
(g) Portion of investment purchased on a delayed delivery basis.
(h) Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(i) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(j) The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.
(k) Borrowings as a percentage of Total Investments is 16.2%.
(l) The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(m) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 10.9%.
(n) TFP Shares, Net as a percentage of Total Investments is 10.7%.

Portfolio of Investments January 31, 2025
JPC
See Notes to Financial Statements
(Unaudited)
PRINCIPAL /
SHARES DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 158.8% (99.3% of Total Investments)
2196694380
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 85.4% (53.4% of Total
Investments) 2196694380
AUTOMOBILES & COMPONENTS - 0.9% (0.5% of Total Investments)
$ 14,869,000 (a) General Motors Financial Co Inc 5.750 % N/A $ 14,477,013
8,014,000 (a) General Motors Financial Co Inc 5.700 N/A 7,799,323
TOTAL AUTOMOBILES & COMPONENTS 22,276,336
BANKS - 35.3% (22.1% of Total Investments)
45,134,000 (a) Bank of America Corp 6.125 N/A 45,636,206
10,850,000 (a) Bank of America Corp 4.375 N/A 10,527,030
4,450,000 (a) Bank of America Corp 6.300 N/A 4,503,582
6,955,000 (a) Bank of America Corp 6.100 N/A 6,946,007
6,364,000 Bank of Montreal 7.300 11/26/84 6,479,806
8,080,000 Bank of Montreal 7.700 05/26/84 8,364,332
3,000,000 (a) Bank of Nova Scotia/The 4.900 N/A 2,990,652
10,550,000 Bank of Nova Scotia/The 8.625 10/27/82 11,124,246
9,650,000 (b) Bank of Nova Scotia/The 8.000 01/27/84 10,064,863
19,799,000 (a) Citigroup Inc 4.000 N/A 19,514,873
33,702,000 (a) Citigroup Inc 7.125 N/A 34,584,217
16,219,000 (a) Citigroup Inc 7.000 N/A 16,900,295
10,740,000 (a) Citigroup Inc 4.150 N/A 10,431,516
7,175,000 (a) Citigroup Inc 7.375 N/A 7,446,588
14,589,000 (a) Citigroup Inc 5.950 N/A 14,577,613
27,500,000 (a),(c) Citigroup Inc 3.875 N/A 26,927,835
32,448,000 (a) Citigroup Inc 7.625 N/A 33,991,000
22,389,000 (a) Citigroup Inc 6.250 N/A 22,614,333
7,000,000 (a),(d) Citizens Financial Group Inc (TSFR3M + 3.265%) 7.561 N/A 6,947,497
5,529,000 (a),(d) Citizens Financial Group Inc (TSFR3M + 3.419%) 7.715 N/A 5,487,891
3,976,000 (a) Citizens Financial Group Inc 5.650 N/A 3,954,361
9,515,000 (a) Citizens Financial Group Inc 4.000 N/A 9,082,992
14,700,000 (a) CoBank ACB 6.450 N/A 14,763,636
17,983,000 (a) CoBank ACB 6.250 N/A 17,983,665
5,800,000 (d),(e) Corestates Capital III (TSFR3M + 0.832%) 5.355 02/15/27 5,733,635
6,450,000 (a),(b),(e) Farm Credit Bank of Texas 6.200 N/A 6,330,676
3,060,000 (a),(e) Farm Credit Bank of Texas 5.700 N/A 3,044,700
16,256,000 (a),(d) Fifth Third Bancorp (TSFR3M + 3.295%) 7.623 N/A 16,204,737
1,225,000 (a) Fifth Third Bancorp 4.500 N/A 1,208,741
18,714,000 (a),(d) First Citizens BancShares Inc/NC (TSFR3M + 4.234%) 8.592 N/A 19,228,635
20,300,000 (a) Huntington Bancshares Inc/OH 5.625 N/A 19,883,022
25,000,000 (a) Huntington Bancshares Inc/OH 4.450 N/A 24,021,283
3,600,000 (b) JPMorgan Chase & Co 8.750 09/01/30 4,243,317
29,237,000 (a) JPMorgan Chase & Co 6.500 N/A 29,561,213
13,830,000 (a) JPMorgan Chase & Co 3.650 N/A 13,477,465
59,179,000 (a),(c) JPMorgan Chase & Co 6.875 N/A 61,775,064
2,800,000 (a) KeyCorp 5.000 N/A 2,733,119
8,000,000 (b) KeyCorp Capital III 7.750 07/15/29 8,340,840
2,395,000 (a) M&T Bank Corp 5.125 N/A 2,372,533
5,960,000 (a) M&T Bank Corp 3.500 N/A 5,616,964
2,000,000 (b),(d) M&T Bank Corp (TSFR3M + 1.262%) 5.564 01/15/27 1,969,011
34,335,000 (a),(c) PNC Financial Services Group Inc/The 6.250 N/A 34,487,756
2,923,000 (a) PNC Financial Services Group Inc/The 5.000 N/A 2,901,114
6,605,000 (a) PNC Financial Services Group Inc/The 6.000 N/A 6,610,277
18,235,000 (a),(c) PNC Financial Services Group Inc/The 6.200 N/A 18,392,623
9,520,000 (a) PNC Financial Services Group Inc/The 3.400 N/A 9,039,410
5,855,000 (a) Regions Financial Corp 5.750 N/A 5,846,831
32,700,000 Toronto-Dominion Bank/The 8.125 10/31/82 34,167,053
6,687,000 (a) Truist Financial Corp 5.100 N/A 6,429,545
16,800,000 (a),(c) Truist Financial Corp 4.950 N/A 16,727,263
52,724,000 (a),(c) Truist Financial Corp 6.669 N/A 52,453,487
4,465,000 (a) US Bancorp 5.300 N/A 4,427,417
52,985,000 (a),(c) Wells Fargo & Co 6.850 N/A 54,407,329

Portfolio of Investments January 31, 2025
(continued)
JPC

See Notes to Financial Statements
PRINCIPAL/
SHARES DESCRIPTION RATE MATURITY VALUE
BANKS (continued)
$ 7,295,000 (a) Wells Fargo & Co 7.625 % N/A $ 7,760,020
31,027,000 (a) Wells Fargo & Co 3.900 N/A 30,484,306
20,133,000 (a),(c) Wells Fargo & Co 5.875 N/A 20,075,228
24,770,000 (b) Wells Fargo & Co 7.950 11/15/29 27,494,942
TOTAL BANKS 909,294,592
CAPITAL GOODS - 2.1% (1.3% of Total Investments)
18,093,000 (b),(e) AerCap Global Aviation Trust 6.500 06/15/45 18,090,641
13,660,000 (a) Air Lease Corp 4.650 N/A 13,329,226
4,837,000 (a) Air Lease Corp 4.125 N/A 4,618,963
9,254,000 (a) Air Lease Corp 6.000 N/A 9,055,176
1,960,000 (e) ILFC E-Capital Trust I 6.149 12/21/65 1,611,059
8,474,000 (e) ILFC E-Capital Trust I 6.399 12/21/65 7,148,496
TOTAL CAPITAL GOODS 53,853,561
ENERGY - 5.6% (3.5% of Total Investments)
1,695,000 Enbridge Inc 6.000 01/15/77 1,682,555
22,395,000 Enbridge Inc 5.750 07/15/80 21,803,015
17,110,000 Enbridge Inc 7.625 01/15/83 17,932,290
33,706,000 Enbridge Inc 8.500 01/15/84 37,324,292
2,798,000 Enbridge Inc 5.500 07/15/77 2,724,160
2,550,000 (a) Energy Transfer LP 6.625 N/A 2,507,091
18,259,000 (a) Energy Transfer LP 7.125 N/A 18,517,383
6,615,000 (a) Energy Transfer LP 6.500 N/A 6,611,448
4,990,000 (b) Energy Transfer LP 8.000 05/15/54 5,266,476
7,362,000 (b),(e) South Bow Canadian Infrastructure Holdings Ltd 7.500 03/01/55 7,584,251
2,468,000 Transcanada Trust 5.500 09/15/79 2,364,789
3,490,000 (b) Transcanada Trust 5.875 08/15/76 3,439,034
16,135,000 (b) Transcanada Trust 5.600 03/07/82 15,328,899
TOTAL ENERGY 143,085,683
FINANCIAL SERVICES - 15.8% (10.0% of Total Investments)
22,551,000 (b) AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.950 03/10/55 23,117,921
12,644,000 (a) Ally Financial Inc 4.700 N/A 12,123,572
14,240,000 (a) Ally Financial Inc 4.700 N/A 12,937,826
4,875,000 (a),(e) American AgCredit Corp 5.250 N/A 4,740,152
24,688,000 (a) American Express Co 3.550 N/A 23,801,441
4,778,000 (a) Bank of New York Mellon Corp/The 4.700 N/A 4,756,311
22,600,000 (a) Bank of New York Mellon Corp/The 3.750 N/A 21,576,934
3,015,000 (a),(e) Capital Farm Credit ACA 5.000 N/A 2,939,625
17,115,000 (a) Capital One Financial Corp 3.950 N/A 16,508,681
30,020,000 (a) Charles Schwab Corp/The 5.375 N/A 29,893,012
41,640,000 (a),(c) Charles Schwab Corp/The 4.000 N/A 40,635,893
1,350,000 (a),(e) Compeer Financial ACA 4.875 N/A 1,302,751
3,989,000 (b) Corebridge Financial Inc 6.875 12/15/52 4,102,338
13,510,000 (a) Discover Financial Services 6.125 N/A 13,511,608
1,610,000 (a) Discover Financial Services 5.500 N/A 1,569,066
8,120,000 (a) Goldman Sachs Group Inc/The 5.300 N/A 8,088,701
28,394,000 (a) Goldman Sachs Group Inc/The 7.500 N/A 29,730,676
25,062,000 (a) Goldman Sachs Group Inc/The 6.125 N/A 24,479,577
32,355,000 (a) Goldman Sachs Group Inc/The 7.500 N/A 34,133,587
27,937,000 (a) Goldman Sachs Group Inc/The 7.379 N/A 28,108,058
23,482,000 (a) Goldman Sachs Group Inc/The 6.850 N/A 23,696,618
16,795,000 (a) State Street Corp 6.700 N/A 17,124,148
27,956,000 (a),(c) Voya Financial Inc 7.758 N/A 29,560,535
TOTAL FINANCIAL SERVICES 408,439,031
FOOD, BEVERAGE & TOBACCO - 2.3% (1.5% of Total Investments)
10,855,000 (a),(e) Dairy Farmers of America Inc 7.125 N/A 10,366,525
30,110,000 (a),(e) Land O' Lakes Inc 8.000 N/A 28,051,680
16,840,000 (a),(e) Land O' Lakes Inc 7.250 N/A 14,027,976
9,260,000 (a),(e) Land O' Lakes Inc 7.000 N/A 7,593,341
TOTAL FOOD, BEVERAGE & TOBACCO 60,039,522

See Notes to Financial Statements
PRINCIPAL/
SHARES DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 0.4% (0.2% of Total Investments)
$ 6,678,000 (b) CVS Health Corp 6.750% 12/10/54 $ 6,602,463
3,792,000 (b) CVS Health Corp 7.000 03/10/55 3,830,157
TOTAL HEALTH CARE EQUIPMENT & SERVICES 10,432,620
INSURANCE - 12.3% (7.7% of Total Investments)
1,895,000 Aegon Ltd 5 .500 04/11/48 1,876,630
9,010,000 (b) American International Group Inc 5.750 04/01/48 8,931,600
17,894,000 (b) Assurant Inc 7.000 03/27/48 18,207,163
14,909,000 (e) Assured Guaranty Municipal Holdings Inc 6.400 12/15/66 13,754,092
3,725,000 (b) AXIS Specialty Finance LLC 4.900 01/15/40 3,479,313
19,473,000 (b) Corebridge Financial Inc 6.375 09/15/54 19,254,020
14,208,000 (b) Enstar Finance LLC 5.500 01/15/42 13,696,329
5,695,000 (b) Enstar Finance LLC 5.750 09/01/40 5,656,215
19,860,000 (b),(e) Liberty Mutual Group Inc 7.800 03/15/37 22,080,197
23,055,000 (a) Markel Group Inc 6.000 N/A 22,994,709
2,215,000 (a) MetLife Inc 5.875 N/A 2,208,895
43,519,000 (b),(e) MetLife Inc 9.250 04/08/38 51,280,527
3,000,000 MetLife Inc 10.750 08/01/39 3,995,058
20,900,000 (b),(e) MetLife Inc 7.875 12/15/37 22,830,821
10,160,000 (a),(c) MetLife Inc 3.850 N/A 10,063,150
31,538,000 (b) Nationwide Financial Services Inc 6 .750 05/15/37 32,124,197
13,185,000 (b) PartnerRe Finance B LLC 4.500 10/01/50 12,161,790
8,238,000 Provident Financing Trust I 7.405 03/15/38 8,687,103
4,156,000 Prudential Financial Inc 5.375 05/15/45 4,148,973
2,890,000 (c) Prudential Financial Inc 5.125 03/01/52 2,724,711
7,770,000 (b) Prudential Financial Inc 6.500 03/15/54 7,894,872
3,000,000 Prudential Financial Inc 6.000 09/01/52 2,990,359
3,900,000 (a),(e) QBE Insurance Group Ltd 5.875 N/A 3,902,726
11,975,000 (a),(e) SBL Holdings Inc 7.000 N/A 11,795,375
11,535,000 (a),(e) SBL Holdings Inc 6.500 N/A 10,693,405
TOTAL INSURANCE 317,432,230
MEDIA & ENTERTAINMENT - 0.5% (0.3% of Total Investments)
7,694,000 (a),(b),(e) Farm Credit Bank of Texas 7.750 N/A 7,973,292
4,065,000 Paramount Global 6.375 03/30/62 3,962,483
TOTAL MEDIA & ENTERTAINMENT 11,935,775
TELECOMMUNICATION SERVICES - 1.1% (0.7% of Total Investments)
24,020,000 (b) Vodafone Group PLC 7.000 04/04/79 24,996,485
2,315,000 Vodafone Group PLC 4.125 06/04/81 2,079,329
TOTAL TELECOMMUNICATION SERVICES 27,075,814
UTILITIES - 9.1% (5.6% of Total Investments)
4,975,000 (b),(e) AES Andes SA 8.150 06/10/55 5,098,114
5,020,000 (e) AES Andes SA 6.350 10/07/79 5,002,781
5,916,000 AES Corp/The 7.600 01/15/55 6,022,849
6,156,000 (b),(e) AltaGas Ltd 7.200 10/15/54 6,185,567
10,915,000 (b) American Electric Power Co Inc 3.875 02/15/62 10,356,791
16,200,000 CMS Energy Corp 3.750 12/01/50 14,181,508
1,285,000 CMS Energy Corp 4.750 06/01/50 1,218,571
6,029,000 (b) Dominion Energy Inc 7.000 06/01/54 6,376,915
7,773,000 (b) Duke Energy Corp 6.450 09/01/54 7,796,871
5,684,000 (a) Edison International 5.375 N/A 5,234,729
4,680,000 (a) Edison International 5.000 N/A 4,198,036
6,470,000 Edison International 8.125 06/15/53 6,134,589
4,117,000 Edison International 7.875 06/15/54 3,842,334
41,756,000 (b) Emera Inc 6.750 06/15/76 42,141,241
16,384,000 (b) Entergy Corp 7.125 12/01/54 16,703,406
10,092,000 EUSHI Finance Inc 7.625 12/15/54 10,523,057
13,706,000 (b) NextEra Energy Capital Holdings Inc 6.750 06/15/54 14,020,539
6,412,000 PG&E Corp 7.375 03/15/55 6,229,897
8,976,000 Sempra 4.125 04/01/52 8,507,817
11,240,000 (b) Sempra 6.550 04/01/55 10,969,689
13,190,000 (a) Sempra 4.875 N/A 13,052,600

Portfolio of Investments January 31, 2025
(continued)
JPC

See Notes to Financial Statements
PRINCIPAL/
SHARES DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 6,440,000 Southern Co/The 4.000% 01/15/51 $ 6,342,571
7,365,000 (a),(e) Vistra Corp 8.875 N/A 7,891,399
1,745,000 (a),(e) Vistra Corp 7.000 N/A 1,750,835
12,725,000 (a),(e) Vistra Corp 8.000 N/A 13,046,510
TOTAL UTILITIES 232,829,216
TOTAL $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED
(Cost $2,151,573,023) 2,196,694,380
SHARES DESCRIPTION RATE VALUE
337436350 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 13.1% (8.2% of Total Investments) 337436350
BANKS - 2.2% (1.4% of Total Investments)
304,913 Fifth Third Bancorp 8.296 7,897,247
825,668 KeyCorp 6.125 20,476,567
659,461 KeyCorp 6.200 16,110,632
517,064 Regions Financial Corp 5.700 12,792,163
TOTAL BANKS 57,276,609
CAPITAL GOODS - 0.2% (0.1% of Total Investments)
218,500 WESCO International Inc 10.625 5,611,080
TOTAL CAPITAL GOODS 5,611,080
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.2% (0.1% of Total Investments)
85,181 Prologis Inc 8.540 4,855,317
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 4,855,317
FINANCIAL SERVICES - 4.3% (2.7% of Total Investments)
146,670 Capital One Financial Corp 5.000 2,943,667
381,058 Equitable Holdings Inc 5.250 8,158,452
145,721 Equitable Holdings Inc 4.300 2,668,151
116,785 Morgan Stanley 6.375 2,933,639
79,400 Morgan Stanley 6.500 2,041,374
631,349 Morgan Stanley 7 .125 16,118,340
842,201 Morgan Stanley 5.850 20,524,438
774,375 Morgan Stanley 6.625 20,133,750
746,004 Morgan Stanley 6.875 18,926,122
144,314 Synchrony Financial 5.625 2,814,123
494,554 Voya Financial Inc 5.350 11,948,425
TOTAL FINANCIAL SERVICES 109,210,481
FOOD, BEVERAGE & TOBACCO - 1.6% (1.0% of Total Investments)
117,770 CHS Inc 7.875 3,092,640
711,041 CHS Inc 6.750 17,704,921
577,198 CHS Inc 7.100 14,614,653
56,400 (e) Dairy Farmers of America Inc 7.875 5,442,600
TOTAL FOOD, BEVERAGE & TOBACCO 40,854,814
INSURANCE - 3.9% (2.5% of Total Investments)
437,400 American National Group Inc 7.375 11,394,270
334,249 American National Group Inc 6.625 8,433,102
124,080 Aspen Insurance Holdings Ltd 5.625 2,543,640
319,325 Aspen Insurance Holdings Ltd 7.125 8,094,889
96,786 Assurant Inc 5.250 2,012,181
621,947 Athene Holding Ltd 6.375 15,592,211
206,658 Athene Holding Ltd 7.750 5,387,574
876,205 Athene Holding Ltd 6.350 21,545,881
80,000 Axis Capital Holdings Ltd 5.500 1,657,600
63,400 Delphi Financial Group Inc 7.975 1,540,620
342,645 Enstar Group Ltd 7.000 6,931,708
90,695 Maiden Holdings North America Ltd 7.750 1,523,676
300,532 Reinsurance Group of America Inc 5.750 7,450,188
207,319 Reinsurance Group of America Inc 7.125 5,496,027
88,536 Selective Insurance Group Inc 4.600 1,566,202
TOTAL INSURANCE 101,169,769

See Notes to Financial Statements
SHARES DESCRIPTION RATE VALUE
TELECOMMUNICATION SERVICES - 0.5% (0.3% of Total Investments)
686,314 AT&T Inc 4.750% $ 13,232,134
20,680 AT&T Inc 5.000 422,699
TOTAL TELECOMMUNICATION SERVICES 13,654,833
UTILITIES - 0.2% (0.1% of Total Investments)
204,489 NextEra Energy Capital Holdings Inc 5.650 4,803,447
TOTAL UTILITIES 4,803,447
TOTAL $25 PAR (OR SIMILAR) RETAIL PREFERRED
(Cost $347,969,329) 337,436,350
SHARES DESCRIPTION VALUE
4,542 COMMON STOCKS - 0.0% (0.0% of Total Investments) 4,542
MATERIALS - 0.0% (0.0% of Total Investments)
60 LyondellBasell Industries NV, Class A 4,542
TOTAL MATERIALS 4,542
TOTAL COMMON STOCKS
(Cost $0) 4,542
PRINCIPAL DESCRIPTION(f) RATE MATURITY VALUE
1435962875 CONTINGENT CAPITAL SECURITIES - 55.9% (34.9% of Total Investments) 1435962875
BANKS - 47.1% (29.5% of Total Investments)
$ 4,825,000 (a),(c),(e) Australia & New Zealand Banking Group Ltd/United Kingdom 6.750 N/A 4,904,917
34,227,000 (a) Banco Bilbao Vizcaya Argentaria SA 9.375 N/A 37,328,343
17,520,000 (a) Banco Bilbao Vizcaya Argentaria SA 6.125 N/A 16,855,197
10,615,000 (a) Banco Bilbao Vizcaya Argentaria SA 6.500 N/A 10,591,040
12,400,000 (a) Banco Bilbao Vizcaya Argentaria SA 7.750 N/A 12,399,510
3,120,000 (a),(e) Banco Mercantil del Norte SA/Grand Cayman 7.625 N/A 3,077,301
5,440,000 (a),(e) Banco Mercantil del Norte SA/Grand Cayman 7.500 N/A 5,259,878
23,940,300 (a),(e) Banco Mercantil del Norte SA/Grand Cayman 8.750 N/A 23,803,005
9,505,000 (a) Banco Santander SA 4.750 N/A 9,102,980
35,600,000 (a) Banco Santander SA 8.000 N/A 37,242,477
44,600,000 (a) Banco Santander SA 9.625 N/A 51,317,340
30,085,000 (a),(c) Barclays PLC 8.000 N/A 31,352,120
14,778,000 (a) Barclays PLC 6.125 N/A 14,812,876
76,877,000 (a) Barclays PLC 9.625 N/A 85,587,702
10,656,000 (a),(b),(e) BNP Paribas SA 7.375 N/A 10,671,409
38,609,000 (a),(e) BNP Paribas SA 8.000 N/A 40,416,365
33,437,000 (a),(c),(e) BNP Paribas SA 8.500 N/A 35,151,850
28,795,000 (a),(e) BNP Paribas SA 9.250 N/A 30,834,262
7,595,000 (a),(e) BNP Paribas SA 7.000 N/A 7,625,061
47,851,000 (a),(e) BNP Paribas SA 7.750 N/A 49,492,241
37,831,000 (a),(e) Credit Agricole SA 6.700 N/A 36,475,122
4,466,000 (a) Credit Agricole SA, Reg S 8.125 N/A 4,566,485
45,870,000 (a),(e) Credit Agricole SA 8.125 N/A 46,902,075
36,120,000 (a) HSBC Holdings PLC 6.000 N/A 35,908,976
42,501,000 (a),(b) HSBC Holdings PLC 6.950 N/A 42,572,359
20,269,000 (a) HSBC Holdings PLC 6.875 N/A 20,353,614
39,405,000 (a),(c) HSBC Holdings PLC 8.000 N/A 41,471,122
10,713,000 (a) HSBC Holdings PLC 6.500 N/A 10,693,066
24,533,000 (a),(c) HSBC Holdings PLC 6.375 N/A 24,522,699
36,830,000 (a),(c) ING Groep NV 6.500 N/A 36,873,680
30,760,000 (a),(c) ING Groep NV 5.750 N/A 30,629,319
16,750,000 (a) ING Groep NV, Reg S 7.500 N/A 17,200,575
32,590,000 (a),(c),(e) Intesa Sanpaolo SpA 7.700 N/A 32,547,297
44,473,000 (a) Lloyds Banking Group PLC 8.000 N/A 46,614,909
8,293,000 (a) Lloyds Banking Group PLC 6.750 N/A 7,982,507
21,165,000 (a) Lloyds Banking Group PLC 7.500 N/A 21,373,518
9,005,000 (a),(e) Macquarie Bank Ltd/London 6.125 N/A 9,071,709
14,570,000 (a),(b) NatWest Group PLC 7.300 N/A 14,356,040
34,286,000 (a) NatWest Group PLC 8.125 N/A 36,441,561
10,450,000 (a) NatWest Group PLC 6.000 N/A 10,436,908
23,805,000 (a) NatWest Group PLC 8.000 N/A 24,083,376

Portfolio of Investments January 31, 2025
(continued)
JPC

See Notes to Financial Statements
PRINCIPAL DESCRIPTION(f) RATE MATURITY VALUE
BANKS (continued)
$ 12,501,000 (a),(e) Nordea Bank Abp 6.625 % N/A $ 12,573,718
17,000,000 (a),(e) Nordea Bank Abp 6.300 N/A 16,353,933
33,667,000 (a),(e) Societe Generale SA 10.000 N/A 36,668,177
14,545,000 (a),(e) Societe Generale SA 9.375 N/A 15,273,035
8,430,000 (a),(e) Societe Generale SA 8.500 N/A 8,570,402
40,236,000 (a),(e) Societe Generale SA 8.000 N/A 40,699,680
3,046,000 (a),(e) Standard Chartered PLC 6.000 N/A 3,051,154
7,585,000 (a),(e) Standard Chartered PLC 7.750 N/A 7,843,997
TOTAL BANKS 1,209,936,887
FINANCIAL SERVICES - 8.4% (5.1% of Total Investments)
24,200,000 (a) Deutsche Bank AG 7.500 N/A 24,268,413
30,215,000 (a),(c) Deutsche Bank AG 6.000 N/A 30,004,290
9,400,000 (a) Deutsche Bank AG, Reg S 4.789 N/A 9,317,750
23,385,000 (a),(e) UBS Group AG 9.250 N/A 25,499,191
13,310,000 (a),(e) UBS Group AG 7.750 N/A 13,949,040
46,572,000 (a),(e) UBS Group AG 9.250 N/A 53,791,219
18,000,000 (a),(b),(e) UBS Group AG 4.875 N/A 17,475,469
41,023,000 (a) UBS Group AG, Reg S 6.875 N/A 41,279,394
TOTAL FINANCIAL SERVICES 215,584,766
INSURANCE - 0.4% (0.3% of Total Investments)
10,126,000 (a) Phoenix Group Holdings PLC, Reg S 8.500 N/A 10,441,222
TOTAL INSURANCE 10,441,222
TOTAL CONTINGENT CAPITAL SECURITIES
(Cost $1,389,874,649) 1,435,962,875
SHARES DESCRIPTION RATE VALUE
21365342 CONVERTIBLE PREFERRED SECURITIES - 0.8% (0.5% of Total Investments) 21365342
BANKS - 0.8% (0.5% of Total Investments)
5,849 Bank of America Corp 7.250 7,159,176
11,949 Wells Fargo & Co 7.500 14,206,166
TOTAL BANKS 21,365,342
TOTAL CONVERTIBLE PREFERRED SECURITIES
(Cost $24,885,224) 21,365,342
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
76209075 CORPORATE BONDS - 3.0% (1.9% of Total Investments) 76209075
BANKS - 1.0% (0.6% of Total Investments)
24,100,000 (a),(e) Standard Chartered PLC 7.014 N/A 25,378,939
TOTAL BANKS 25,378,939
ENERGY - 0.1% (0.0% of Total Investments)
1,900,000 Enbridge Inc 8.250 01/15/84 2,012,127
TOTAL ENERGY 2,012,127
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.6% (0.4% of Total Investments)
16,100,000 (e) Scentre Group Trust 2 5.125 09/24/80 15,698,168
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 15,698,168
FINANCIAL SERVICES - 0.7% (0.5% of Total Investments)
18,750,000 (g) Credit Suisse Group AG 0.000 01/17/72 1,875,000
10,229,000 (g) Credit Suisse Group AG 7.250 03/12/72 1,022,900
9,090,000 (g) Credit Suisse Group AG 6.380 02/21/72 909,000
13,505,000 (g) Credit Suisse Group AG 7.500 06/11/72 1,350,500
8,455,000 (g) Credit Suisse Group AG 7.500 01/17/72 845,500
12,800,000 (b),(e) Scentre Group Trust 2 4.750 09/24/80 12,628,601
TOTAL FINANCIAL SERVICES 18,631,501

See Notes to Financial Statements
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE - 0.6% (0.4% of Total Investments)
$ 2,670,000 (e) Fidelis Insurance Holdings Ltd 6.625% 04/01/41 $ 2,651,566
6,150,000 (b),(e) Liberty Mutual Insurance Co 7.697 10/15/97 6,825,656
5,000,000 QBE Insurance Group Ltd, Reg S 5.875 06/17/46 5,011,118
TOTAL INSURANCE 14,488,340
TOTAL CORPORATE BONDS
(Cost $129,688,645) 76,209,075
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
15151312 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.6% (0.4% of Total Investments) 15151312
4,883,000 CoBank ACB 7.250 07/01/73 4,983,277
9,939,000 CoBank ACB 7.125 12/30/49 10,168,035
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $14,858,075) 15,151,312
TOTAL LONG-TERM INVESTMENTS
(Cost $4,058,848,945) 4,082,823,876
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.1%(0.7% of Total Investments)
28656420 REPURCHASE AGREEMENTS - 1.1% (0.7% of Total Investments) 28656420
231,420 (h) Fixed Income Clearing Corporation 1 .360 02/03/25 231,420
28,425,000 (i) Fixed Income Clearing Corporation 4.320 02/03/25 28,425,000
TOTAL REPURCHASE AGREEMENTS
(Cost $28,656,420) 28,656,420
TOTAL SHORT-TERM INVESTMENTS
(Cost $28,656,420) 28,656,420
TOTAL INVESTMENTS - 159.9%
(Cost $4,087,505,365 ) 4,111,480,296
BORROWINGS - (26.8)% (j),(k) (689,000,000)
REVERSE REPURCHASE AGREEMENTS, INCLUDING ACCRUED INTEREST - (18.3)%(l) (471,781,787)
TFP SHARES, NET - (16.3)%(m) (418,549,387)
OTHER ASSETS & LIABILITIES, NET -   1.5% 39,110,515
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 2,571,259,637
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Perpetual security. Maturity date is not applicable.
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $871,780,341 have been pledged as collateral for reverse repurchase agreements.
(c) Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $515,668,874.
(d) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $958,458,186 or 23.3% of Total Investments.
(f) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(g) For fair value measurement disclosure purposes, investment classified as Level 3.
(h) Agreement with Fixed Income Clearing Corporation, 1.360% dated 1/31/25 to be repurchased at $231,446 on 2/3/25, collateralized by Government Agency Securities, with coupon rate 3.250% and maturity date 6/30/27, valued at $236,217.
(i) Agreement with Fixed Income Clearing Corporation, 4.320% dated 1/31/25 to be repurchased at $28,435,233 on 2/3/25, collateralized by Government Agency Securities, with coupon rate 2.875% and maturity date 4/30/29, valued at $28,993,606.
(j) Borrowings as a percentage of Total Investments is 16.8%.

Portfolio of Investments January 31, 2025
(continued)
JPC

See Notes to Financial Statements
Investments in Derivatives
(k) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $1,467,018,693 have been pledged as collateral for borrowings.
(l) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 11.5%.
(m) TFP Shares, Net as a percentage of Total Investments is 10.2%.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note 1,679 3/25 $ 184,377,764 $ 182,748,656 $ (1,629,108)
U.S. Treasury Ultra Bond 142 3/25 17,435,421 16,822,563 (612,858)
Total $201,813,185 $199,571,219 $(2,241,966)
Interest Rate Swaps - OTC Uncleared
Counterparty
Notional
Amount
Fund
Pay/Receive
Floating Rate
Floating Rate
Index
Fixed Rate
(Annualized)
Fixed Rate
Payment
Frequency
Effective
Date (a)
Optional
Termination
Date
Maturity
Date Value
Unrealized
Appreciation
(Depreciation)
Morgan Stanley
Capital Services,
LLC $ 798,500,000 Receive
1-Month
LIBOR 1.994% Monthly 6/01/18 7/01/25 7/01/27 $ 9,476,454 $ 9,476,454
Morgan Stanley
Capital Services,
LLC 138,000,000 Receive
1-Month
LIBOR 0.000% Monthly 7/01/19 7/01/26 7/01/28 3,565,438 3,565,438
Total $ 13,041,892
(a) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

Portfolio of Investments January 31, 2025
JPI
See Notes to Financial Statements
(Unaudited)
PRINCIPAL /
SHARES DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 157.1% (99.4% of Total Investments)
223178870
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 79.2% (50.1% of Total
Investments) 223178870
AUTOMOBILES & COMPONENTS - 0.8% (0.5% of Total Investments)
$ 900,000 (a) General Motors Financial Co Inc 5.700 % N/A $ 875,891
1,483,000 (a) General Motors Financial Co Inc 5.750 N/A 1,443,904
TOTAL AUTOMOBILES & COMPONENTS 2,319,795
BANKS - 31.7% (20.0% of Total Investments)
600,000 (a) Bank of America Corp 5.875 N/A 601,699
2,000,000 (a) Bank of America Corp 6.125 N/A 2,022,254
2,350,000 (a) Bank of America Corp 6.300 N/A 2,378,296
1,210,000 (a) Bank of America Corp 6.100 N/A 1,208,435
570,000 (a) Bank of America Corp 4.375 N/A 553,033
603,000 Bank of Montreal 7.300 11/26/84 613,973
800,000 Bank of Montreal 7.700 05/26/84 828,152
975,000 (b) Bank of Nova Scotia/The 8 .000 01/27/84 1,016,916
4,555,000 (a),(c) Citigroup Inc 7.125 N/A 4,674,236
1,853,000 (a) Citigroup Inc 7.000 N/A 1,930,837
2,315,000 (a) Citigroup Inc 7.375 N/A 2,402,627
1,785,000 (a) Citigroup Inc 7.625 N/A 1,869,882
6,308,000 (a),(c) Citigroup Inc 5.950 N/A 6,303,077
1,170,000 (a) Citigroup Inc 6.250 N/A 1,181,775
1,695,000 (a) Citigroup Inc 4.150 N/A 1,646,315
1,070,000 (a) Citizens Financial Group Inc 4.000 N/A 1,021,419
880,000 (a),(d) Citizens Financial Group Inc (TSFR3M + 3.419%) 7.715 N/A 873,457
275,000 (a),(d) Fifth Third Bancorp (TSFR3M + 3.295%) 7.623 N/A 274,133
1,065,000 (a) Fifth Third Bancorp 4.500 N/A 1,050,865
1,835,000 (a),(d) First Citizens BancShares Inc/NC (TSFR3M + 4.234%) 8.592 N/A 1,885,462
3,240,000 (a) Huntington Bancshares Inc/OH 5.625 N/A 3,173,448
985,000 (a) JPMorgan Chase & Co 3.650 N/A 959,892
8,147,000 (a),(c) JPMorgan Chase & Co 6.875 N/A 8,504,393
3,138,000 (a) JPMorgan Chase & Co 6.500 N/A 3,172,798
5,315,000 (a) PNC Financial Services Group Inc/The 6.250 N/A 5,338,646
1,407,000 (a) PNC Financial Services Group Inc/The 5.000 N/A 1,396,465
930,000 (a) PNC Financial Services Group Inc/The 3.400 N/A 883,052
660,000 (a) PNC Financial Services Group Inc/The 6.000 N/A 660,527
945,000 (a) PNC Financial Services Group Inc/The 6.200 N/A 953,169
1,625,000 (a) Regions Financial Corp 5.750 N/A 1,622,733
1,990,000 Toronto-Dominion Bank/The 8.125 10/31/82 2,079,279
2,270,000 (a),(c) Truist Financial Corp 5.100 N/A 2,182,603
5,609,000 (a),(c) Truist Financial Corp 6.669 N/A 5,580,222
2,195,000 (a) US Bancorp 5.300 N/A 2,176,524
3,684,000 (a) Wells Fargo & Co 6.850 N/A 3,782,893
4,305,000 (a),(c) Wells Fargo & Co 7.625 N/A 4,579,422
1,230,000 (b) Wells Fargo & Co 7.950 11/15/29 1,365,312
2,812,000 (a),(c) Wells Fargo & Co 3.900 N/A 2,762,815
3,799,000 (a),(c) Wells Fargo & Co 5.875 N/A 3,788,099
TOTAL BANKS 89,299,135
CAPITAL GOODS - 4.2% (2.6% of Total Investments)
2,840,000 (b),(e) AerCap Global Aviation Trust 6.500 06/15/45 2,839,630
2,045,000 (a) Air Lease Corp 4.650 N/A 1,995,481
488,000 (a) Air Lease Corp 4.125 N/A 466,002
963,000 (a) Air Lease Corp 6.000 N/A 942,310
6,657,000 (c),(e) ILFC E-Capital Trust I 6.399 12/21/65 5,615,711
TOTAL CAPITAL GOODS 11,859,134
ENERGY - 5.5% (3.5% of Total Investments)
1,245,000 Enbridge Inc 5.500 07/15/77 1,212,144
1,920,000 Enbridge Inc 5.750 07/15/80 1,869,247
1,905,000 Enbridge Inc 7.625 01/15/83 1,996,552
3,541,000 Enbridge Inc 8.500 01/15/84 3,921,121
436,000 (a) Energy Transfer LP 6.625 N/A 428,664

Portfolio of Investments January 31, 2025
(continued)
JPI

See Notes to Financial Statements
PRINCIPAL/
SHARES DESCRIPTION RATE MATURITY VALUE
ENERGY (continued)
$ 490,000 (a) Energy Transfer LP 6.500 % N/A $ 489,737
495,000 (b) Energy Transfer LP 8.000 05/15/54 522,426
1,925,000 (a) Energy Transfer LP 7.125 N/A 1,952,241
901,000 (b),(e) South Bow Canadian Infrastructure Holdings Ltd 7.500 03/01/55 928,200
1,650,000 Transcanada Trust 5.600 03/07/82 1,567,566
655,000 (b) Transcanada Trust 5.875 08/15/76 645,435
TOTAL ENERGY 15,533,333
FINANCIAL SERVICES - 12.9% (8.1% of Total Investments)
1,266,000 (b) AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.950 03/10/55 1,297,826
980,000 (a) Ally Financial Inc 4.700 N/A 939,663
1,970,000 (a) Ally Financial Inc 4.700 N/A 1,789,854
2,010,000 (a),(e) American AgCredit Corp 5.250 N/A 1,954,401
1,350,000 (a) American Express Co 3.550 N/A 1,301,521
820,000 (a) Bank of New York Mellon Corp/The 4.700 N/A 816,278
2,425,000 (a),(c),(e) Capital Farm Credit ACA 5.000 N/A 2,364,375
1,755,000 (a) Capital One Financial Corp 3.950 N/A 1,692,827
1,065,000 (a) Charles Schwab Corp/The 5.375 N/A 1,060,495
2,135,000 (a) Charles Schwab Corp/The 4.000 N/A 2,083,517
1,050,000 (a),(e) Compeer Financial ACA 4.875 N/A 1,013,251
820,000 (a) Discover Financial Services 6.125 N/A 820,098
800,000 (a) Discover Financial Services 5.500 N/A 779,660
827,000 (a) Goldman Sachs Group Inc/The 5.300 N/A 823,812
2,930,000 (a),(b) Goldman Sachs Group Inc/The 6.125 N/A 2,861,909
2,660,000 (a),(c) Goldman Sachs Group Inc/The 7.500 N/A 2,785,222
2,521,000 (a) Goldman Sachs Group Inc/The 6.850 N/A 2,544,041
2,455,000 (a) Goldman Sachs Group Inc/The 7.379 N/A 2,470,032
3,195,000 (a),(c) Goldman Sachs Group Inc/The 7.500 N/A 3,370,632
1,650,000 (a) State Street Corp 6.700 N/A 1,682,337
1,671,000 (a) Voya Financial Inc 7.758 N/A 1,766,907
TOTAL FINANCIAL SERVICES 36,218,658
FOOD, BEVERAGE & TOBACCO - 2.3% (1.5% of Total Investments)
1,750,000 (a),(e) Dairy Farmers of America Inc 7.125 N/A 1,671,250
6,023,000 (a),(c),(e) Land O' Lakes Inc 7.000 N/A 4,938,951
TOTAL FOOD, BEVERAGE & TOBACCO 6,610,201
HEALTH CARE EQUIPMENT & SERVICES - 0.4% (0.3% of Total Investments)
719,000 CVS Health Corp 6.750 12/10/54 710,867
408,000 CVS Health Corp 7.000 03/10/55 412,106
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1,122,973
INSURANCE - 10.8% (6.8% of Total Investments)
1,505,000 (b) Aegon Ltd 5.500 04/11/48 1,490,411
817,000 (b) American International Group Inc 5.750 04/01/48 809,891
3,080,000 (b) Assurant Inc 7.000 03/27/48 3,133,903
4,600,000 (e) Assured Guaranty Municipal Holdings Inc 6.400 12/15/66 4,243,666
670,000 (b) AXIS Specialty Finance LLC 4.900 01/15/40 625,809
1,981,000 (b) Corebridge Financial Inc 6.375 09/15/54 1,958,723
540,000 (c) Enstar Finance LLC 5.750 09/01/40 536,322
1,505,000 (b) Enstar Finance LLC 5.500 01/15/42 1,450,801
1,525,000 (a),(c) MetLife Inc 3.850 N/A 1,510,463
395,000 (a) MetLife Inc 5.875 N/A 393,911
2,740,000 (c),(e) MetLife Inc 9.250 04/08/38 3,228,674
1,335,000 (b) PartnerRe Finance B LLC 4.500 10/01/50 1,231,399
692,000 Prudential Financial Inc 6.500 03/15/54 703,121
1,405,000 (c) Prudential Financial Inc 5.125 03/01/52 1,324,643
711,000 Prudential Financial Inc 5.375 05/15/45 709,798
1,770,000 (a),(e) QBE Insurance Group Ltd 5.875 N/A 1,771,237
4,695,000 (a),(c),(e) SBL Holdings Inc 7.000 N/A 4,624,575
600,000 (a),(e) SBL Holdings Inc 6.500 N/A 556,224
TOTAL INSURANCE 30,303,571

See Notes to Financial Statements
PRINCIPAL/
SHARES DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT - 0.6% (0.4% of Total Investments)
$ 1,660,000 Paramount Global 6.375% 03/30/62 $ 1,618,136
TOTAL MEDIA & ENTERTAINMENT 1,618,136
TELECOMMUNICATION SERVICES - 1.0% (0.7% of Total Investments)
1,680,000 Vodafone Group PLC 7.000 04/04/79 1,748,297
1,290,000 Vodafone Group PLC 4.125 06/04/81 1,158,676
TOTAL TELECOMMUNICATION SERVICES 2,906,973
UTILITIES - 9.0% (5.7% of Total Investments)
1,000,000 (b),(e) AES Andes SA 8.150 06/10/55 1,024,746
499,000 AES Corp/The 7.600 01/15/55 508,012
623,000 (b),(e) AltaGas Ltd 7.200 10/15/54 625,992
1,070,000 (c) American Electric Power Co Inc 3.875 02/15/62 1,015,279
1,570,000 CMS Energy Corp 4.750 06/01/50 1,488,838
1,029,000 (c) Dominion Energy Inc 7.000 06/01/54 1,088,380
811,000 (b) Duke Energy Corp 6.450 09/01/54 813,491
443,000 Edison International 7.875 06/15/54 413,445
695,000 Edison International 8.125 06/15/53 658,971
810,000 (a) Edison International 5.000 N/A 726,583
611,000 (a) Edison International 5.375 N/A 562,706
5,100,000 (b) Emera Inc 6.750 06/15/76 5,147,053
1,557,000 Entergy Corp 7.125 12/01/54 1,587,354
991,000 EUSHI Finance Inc 7.625 12/15/54 1,033,328
1,425,000 (b) NextEra Energy Capital Holdings Inc 6.750 06/15/54 1,457,702
662,000 PG&E Corp 7.375 03/15/55 643,199
1,211,000 (b) Sempra 6.550 04/01/55 1,181,877
1,365,000 (a) Sempra 4.875 N/A 1,350,781
785,000 Sempra 4.125 04/01/52 744,055
1,435,000 Southern Co/The 4.000 01/15/51 1,413,290
95,000 (a),(e) Vistra Corp 7.000 N/A 95,318
600,000 (a),(e) Vistra Corp 8.875 N/A 642,884
1,135,000 (a),(e) Vistra Corp 8.000 N/A 1,163,677
TOTAL UTILITIES 25,386,961
TOTAL $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED
(Cost $220,317,981) 223,178,870
SHARES DESCRIPTION RATE VALUE
45485315 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 16.1% (10.2% of Total Investments) 45485315
BANKS - 2.6% (1.6% of Total Investments)
52,676 Fifth Third Bancorp 8.296 1,364,308
45,900 KeyCorp 6.125 1,138,320
135,223 KeyCorp 6.200 3,303,498
57,838 Regions Financial Corp 5.700 1,430,912
TOTAL BANKS 7,237,038
CAPITAL GOODS - 0.4% (0.2% of Total Investments)
41,600 WESCO International Inc 10.625 1,068,288
TOTAL CAPITAL GOODS 1,068,288
FINANCIAL SERVICES - 4.4% (2.9% of Total Investments)
15,000 Capital One Financial Corp 5.000 301,050
37,250 Equitable Holdings Inc 5.250 797,523
67,475 Morgan Stanley 5.850 1,644,366
82,600 Morgan Stanley 6.625 2,147,600
75,976 Morgan Stanley 6.875 1,927,511
16,000 Morgan Stanley 6.500 411,360
53,300 Morgan Stanley 6.375 1,338,896
51,372 Morgan Stanley 7.125 1,311,527
20,750 Synchrony Financial 5.625 404,625
100,083 Voya Financial Inc 5.350 2,418,005
TOTAL FINANCIAL SERVICES 12,702,463

Portfolio of Investments January 31, 2025
(continued)
JPI

See Notes to Financial Statements
SHARES DESCRIPTION RATE VALUE
FOOD, BEVERAGE & TOBACCO - 2.5% (1.6% of Total Investments)
61,800 CHS Inc 7.875% $ 1,622,868
76,428 CHS Inc 7.100 1,935,157
59,605 CHS Inc 6.750 1,484,165
20,500 (e) Dairy Farmers of America Inc 7.875 1,978,250
TOTAL FOOD, BEVERAGE & TOBACCO 7,020,440
INSURANCE - 5.9% (3.7% of Total Investments)
47,025 American National Group Inc 7.375 1,225,001
79,578 American National Group Inc 6.625 2,007,753
62,000 Aspen Insurance Holdings Ltd 5.625 1,271,000
34,350 Aspen Insurance Holdings Ltd 7.125 870,773
45,000 Assurant Inc 5.250 935,550
89,300 Athene Holding Ltd 6.350 2,195,887
70,100 Athene Holding Ltd 6.375 1,757,407
98,400 Enstar Group Ltd 7.000 1,990,632
71,800 Reinsurance Group of America Inc 5.750 1,779,922
64,300 Reinsurance Group of America Inc 7.125 1,704,593
43,200 Selective Insurance Group Inc 4.600 764,208
TOTAL INSURANCE 16,502,726
TELECOMMUNICATION SERVICES - 0.3% (0.2% of Total Investments)
49,500 AT&T Inc 4.750 954,360
TOTAL TELECOMMUNICATION SERVICES 954,360
TOTAL $25 PAR (OR SIMILAR) RETAIL PREFERRED
(Cost $47,369,961) 45,485,315
PRINCIPAL DESCRIPTION(f) RATE MATURITY VALUE
166383632 CONTINGENT CAPITAL SECURITIES - 59.0% (37.3% of Total Investments) 166383632
BANKS - 49.9% (31.4% of Total Investments)
$ 620,000 (a),(e) Australia & New Zealand Banking Group Ltd/United Kingdom 6.750 N/A 630,269
1,400,000 (a) Banco Bilbao Vizcaya Argentaria SA 7.750 N/A 1,399,945
2,810,000 (a) Banco Bilbao Vizcaya Argentaria SA 6.125 N/A 2,703,374
1,620,000 (a) Banco Bilbao Vizcaya Argentaria SA 6.500 N/A 1,616,343
3,642,000 (a) Banco Bilbao Vizcaya Argentaria SA 9.375 N/A 3,972,005
2,579,500 (a),(e) Banco Mercantil del Norte SA/Grand Cayman 8.750 N/A 2,564,707
1,000,000 (a),(e) Banco Mercantil del Norte SA/Grand Cayman 7.500 N/A 966,889
2,060,000 (a) Banco Santander SA 4.750 N/A 1,972,871
3,600,000 (a) Banco Santander SA 8.000 N/A 3,766,093
5,000,000 (a) Banco Santander SA 9.625 N/A 5,753,065
8,114,000 (a) Barclays PLC 9.625 N/A 9,033,373
1,445,000 (a) Barclays PLC 6.125 N/A 1,448,410
3,840,000 (a) Barclays PLC 8.000 N/A 4,001,733
2,093,000 (a),(b),(e) BNP Paribas SA 7.375 N/A 2,096,027
3,632,000 (a),(c),(e) BNP Paribas SA 8.000 N/A 3,802,021
1,360,000 (a),(e) BNP Paribas SA 9.250 N/A 1,456,315
6,141,000 (a),(e) BNP Paribas SA 7.750 N/A 6,351,630
810,000 (a),(e) BNP Paribas SA 7.000 N/A 813,206
3,890,000 (a),(e) BNP Paribas SA 8.500 N/A 4,089,503
4,486,000 (a),(e) Credit Agricole SA 6.700 N/A 4,325,220
4,644,000 (a),(e) Credit Agricole SA 8.125 N/A 4,748,490
3,363,000 (a),(b) HSBC Holdings PLC 6.950 N/A 3,368,647
2,495,000 (a),(c) HSBC Holdings PLC 6.375 N/A 2,493,952
3,565,000 (a),(c) HSBC Holdings PLC 6.000 N/A 3,544,172
1,650,000 (a) HSBC Holdings PLC 6.500 N/A 1,646,930
7,365,000 (a),(c) HSBC Holdings PLC 8.000 N/A 7,751,169
2,059,000 (a),(b) HSBC Holdings PLC 6.875 N/A 2,067,595
3,035,000 (a),(c) ING Groep NV 5.750 N/A 3,022,106
3,640,000 (a),(c) ING Groep NV 6.500 N/A 3,644,317
2,685,000 (a) ING Groep NV, Reg S 7.500 N/A 2,757,227
4,529,000 (a),(c),(e) Intesa Sanpaolo SpA 7.700 N/A 4,523,066
894,000 (a) Lloyds Banking Group PLC 6.750 N/A 860,528
2,985,000 (a) Lloyds Banking Group PLC 7.500 N/A 3,014,408
4,188,000 (a) Lloyds Banking Group PLC 8.000 N/A 4,389,703

See Notes to Financial Statements
PRINCIPAL DESCRIPTION(f) RATE MATURITY VALUE
BANKS (continued)
$ 1,550,000 (a),(e) Macquarie Bank Ltd/London 6.125 % N/A $ 1,561,482
1,125,000 (a) NatWest Group PLC 6.000 N/A 1,123,591
1,574,000 (a) NatWest Group PLC 7.300 N/A 1,550,886
6,762,000 (a) NatWest Group PLC 8.125 N/A 7,187,127
2,395,000 (a) NatWest Group PLC 8.000 N/A 2,423,007
1,748,000 (a),(e) Nordea Bank Abp 6.300 N/A 1,681,569
1,285,000 (a),(e) Nordea Bank Abp 6.625 N/A 1,292,475
1,420,000 (a),(e) Societe Generale SA 8.500 N/A 1,443,650
3,480,000 (a),(c),(e) Societe Generale SA 9.375 N/A 3,654,188
100,000 (a),(e) Societe Generale SA 8.000 N/A 101,152
3,981,000 (a),(e) Societe Generale SA 10.000 N/A 4,335,878
140,000 (a),(e) Standard Chartered PLC 6.000 N/A 140,237
3,140,000 (a),(c),(e) Standard Chartered PLC 7.750 N/A 3,247,218
TOTAL BANKS 140,337,769
FINANCIAL SERVICES - 8.7% (5.6% of Total Investments)
1,000,000 (a) Deutsche Bank AG, Reg S 4 .789 N/A 991,250
1,800,000 (a) Deutsche Bank AG 7.500 N/A 1,805,089
5,165,000 (a),(c) Deutsche Bank AG 6.000 N/A 5,128,981
5,195,000 (a),(e) UBS Group AG 9.250 N/A 6,000,287
3,965,000 (a),(e) UBS Group AG 9.250 N/A 4,323,468
1,955,000 (a),(e) UBS Group AG 7.750 N/A 2,048,864
4,584,000 (a) UBS Group AG, Reg S 6.875 N/A 4,612,650
TOTAL FINANCIAL SERVICES 24,910,589
INSURANCE - 0.4% (0.3% of Total Investments)
1,101,000 (a) Phoenix Group Holdings PLC, Reg S 8.500 N/A 1,135,274
TOTAL INSURANCE 1,135,274
TOTAL CONTINGENT CAPITAL SECURITIES
(Cost $159,809,753) 166,383,632
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
3005800 CORPORATE BONDS - 1.1% (0.7% of Total Investments) 3005800
FINANCIAL SERVICES - 1.1% (0.7% of Total Investments)
8,520,000 (g) Credit Suisse Group AG 0.000 01/17/72 852,000
9,496,000 (g) Credit Suisse Group AG 7.250 03/12/72 949,600
5,802,000 (g) Credit Suisse Group AG 7.500 06/11/72 580,200
1,955,000 (g) Credit Suisse Group AG 6.380 02/21/72 195,500
4,285,000 (g) Credit Suisse Group AG 7.500 01/17/72 428,500
TOTAL FINANCIAL SERVICES 3,005,800
TOTAL CORPORATE BONDS
(Cost $29,458,797) 3,005,800
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
4818673 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.7% (1.1% of Total Investments) 4818673
3,617,000 (b) CoBank ACB 7.250 07/01/73 3,691,279
1,102,000 (b) CoBank ACB 7.125 12/30/49 1,127,394
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $4,849,476) 4,818,673
TOTAL LONG-TERM INVESTMENTS
(Cost $461,805,968) 442,872,290

Portfolio of Investments January 31, 2025
(continued)
JPI

See Notes to Financial Statements
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.0%(0.6% of Total Investments)
2,700,000 REPURCHASE AGREEMENTS - 1.0% (0.6% of Total Investments) 2,700,000
$ 2,700,000 (h) Fixed Income Clearing Corporation 4.320% 02/03/25 $ 2,700,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,700,000) 2,700,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,700,000) 2,700,000
TOTAL INVESTMENTS - 158.1%
(Cost $464,505,968 ) 445,572,290
BORROWINGS - (44.0)% (i),(j) (124,000,000)
REVERSE REPURCHASE AGREEMENTS, INCLUDING ACCRUED INTEREST - (14.7)%(k) (41,338,116)
OTHER ASSETS & LIABILITIES, NET -   0.6% 1,646,350
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 281,880,524
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Perpetual security. Maturity date is not applicable.
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $97,392,959 have been pledged as collateral for reverse repurchase agreements.
(c) Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $103,670,484.
(d) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $107,478,823 or 24.1% of Total Investments.
(f) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(g) For fair value measurement disclosure purposes, investment classified as Level 3.
(h) Agreement with Fixed Income Clearing Corporation, 4.320% dated 1/31/25 to be repurchased at $2,700,972 on 2/3/25, collateralized by Government Agency Securities, with coupon rate 2.875% and maturity date 4/30/29, valued at $2,754,095.
(i) Borrowings as a percentage of Total Investments is 27.8%.
(j) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $291,909,013 have been pledged as collateral for borrowings.
(k) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 9.3%.

Portfolio of Investments January 31, 2025
NPFD
See Notes to Financial Statements
(Unaudited)
PRINCIPAL /
SHARES DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 157.4% (99.6% of Total Investments)
534571653
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 110 .2% ( 69 .7 % of Total
Investments) 534571653
AUTOMOBILES & COMPONENTS - 3.8% (2.4% of Total Investments)
$ 10,476,000 (a) General Motors Financial Co Inc 5 .750 % N/A $ 10,199,824
8,195,000 (a) General Motors Financial Co Inc 5 .700 N/A 7,975,474
TOTAL AUTOMOBILES & COMPONENTS 18,175,298
BANKS - 38.0% (24.0% of Total Investments)
2,219,000 (a) Bank of America Corp 6 .100 N/A 2,216,131
1,775,000 (a) Bank of America Corp 6 .300 N/A 1,796,373
5,000,000 (a) Bank of America Corp 5 .875 N/A 5,014,160
1,470,000 Bank of Montreal 7 .700 05/26/84 1,521,729
3,782,000 Bank of Montreal 7 .300 11/26/84 3,850,821
3,090,000 (b) Bank of Nova Scotia/The 8 .000 01/27/84 3,222,842
1,650,000 (a) Citigroup Inc 7 .375 N/A 1,712,456
13,100,000 (a) Citigroup Inc 7 .625 N/A 13,722,944
3,014,000 (a) Citigroup Inc 7 .000 N/A 3,140,606
5,351,000 (a) Citigroup Inc 7 .125 N/A 5,491,073
3,375,000 (a) Citigroup Inc 5 .950 N/A 3,372,366
2,875,000 (a) Citigroup Inc 6 .250 N/A 2,903,935
6,500,000 (a),(c) Citizens Financial Group Inc (TSFR3M + 3.419%) 7 .715 N/A 6,451,671
6,050,000 (a) CoBank ACB 6 .450 N/A 6,076,190
50,000 (a),(d) Farm Credit Bank of Texas 6 .200 N/A 49,075
50,000 (a),(d) Farm Credit Bank of Texas 5 .700 N/A 49,750
2,224,000 (a),(c) Fifth Third Bancorp (TSFR3M + 3.295%) 7 .623 N/A 2,216,987
3,271,000 (a) Fifth Third Bancorp 4 .500 N/A 3,227,585
7,070,000 (a),(c) First Citizens BancShares Inc/NC (TSFR3M + 4.234%) 8 .592 N/A 7,264,425
8,400,000 (a) Huntington Bancshares Inc/OH 5 .625 N/A 8,227,457
17,767,000 (a) JPMorgan Chase & Co 6 .875 N/A 18,546,403
7,763,000 (a) JPMorgan Chase & Co 6 .500 N/A 7,849,085
1,755,000 (a) KeyCorp 5 .000 N/A 1,713,080
6,000,000 (a) M&T Bank Corp 5 .125 N/A 5,943,715
6,990,000 (a) PNC Financial Services Group Inc/The 6 .200 N/A 7,050,421
5,735,000 (a) PNC Financial Services Group Inc/The 6 .250 N/A 5,760,515
2,445,000 (a) PNC Financial Services Group Inc/The 6 .000 N/A 2,446,953
2,470,000 (a) Regions Financial Corp 5 .750 N/A 2,466,554
3,495,000 Toronto-Dominion Bank/The 8 .125 10/31/82 3,651,800
13,209,000 (a) Truist Financial Corp 6 .669 N/A 13,141,228
3,195,000 (a) Truist Financial Corp 5 .100 N/A 3,071,990
5,000,000 (a) US Bancorp 5 .300 N/A 4,957,914
12,874,000 (a) Wells Fargo & Co 6 .850 N/A 13,219,590
12,345,000 (a) Wells Fargo & Co 7 .625 N/A 13,131,932
TOTAL BANKS 184,479,756
CAPITAL GOODS - 3.2% (2.0% of Total Investments)
3,200,000 (d) AerCap Global Aviation Trust 6 .500 06/15/45 3,199,583
2,841,000 (a) Air Lease Corp 4 .650 N/A 2,772,205
2,897,000 (a) Air Lease Corp 4 .125 N/A 2,766,412
4,101,000 (a) Air Lease Corp 6 .000 N/A 4,012,889
3,673,000 (d) ILFC E-Capital Trust I 6 .149 12/21/65 3,019,092
TOTAL CAPITAL GOODS 15,770,181
ENERGY - 10.2% (6.4% of Total Investments)
6,360,000 Enbridge Inc 7 .625 01/15/83 6,665,655
6,956,000 Enbridge Inc 8 .500 01/15/84 7,702,718
2,350,000 Enbridge Inc 6 .000 01/15/77 2,332,746
8,546,000 (b) Enbridge Inc 5 .500 07/15/77 8,320,468
4,279,000 (a) Energy Transfer LP 7 .125 N/A 4,339,552
761,000 (a) Energy Transfer LP 6 .625 N/A 748,195
2,345,000 (a) Energy Transfer LP 6 .500 N/A 2,343,741
4,570,000 Energy Transfer LP 8 .000 05/15/54 4,823,205
3,554,000 (d) South Bow Canadian Infrastructure Holdings Ltd 7 .500 03/01/55 3,661,292
3,600,000 TransCanada PipeLines Ltd 7 .590 05/15/67 3,402,303

Portfolio of Investments January 31, 2025
(continued)
NPFD

See Notes to Financial Statements
PRINCIPAL/
SHARES DESCRIPTION RATE MATURITY VALUE
ENERGY (continued)
$ 2,155,000 Transcanada Trust 5 .600% 03/07/82 $ 2,047,337
1,500,000 Transcanada Trust 5 .875 08/15/76 1,478,095
1,460,000 Transcanada Trust 5 .500 09/15/79 1,398,943
TOTAL ENERGY 49,264,250
FINANCIAL SERVICES - 18.7% (12.0% of Total Investments)
3,350,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6 .950 03/10/55 3,434,218
4,200,000 (a) Ally Financial Inc 4 .700 N/A 3,815,932
2,320,000 (a) Ally Financial Inc 4 .700 N/A 2,224,509
2,405,000 (a) Bank of New York Mellon Corp/The 4 .700 N/A 2,394,083
3,250,000 (a),(d) Capital Farm Credit ACA 5 .000 N/A 3,168,750
3,845,000 (a) Capital One Financial Corp 3 .950 N/A 3,708,786
5,000,000 (a) Charles Schwab Corp/The 4 .000 N/A 4,879,430
10,128,000 (a) Charles Schwab Corp/The 5 .375 N/A 10,085,158
350,000 (a),(d) Compeer Financial ACA 4 .875 N/A 337,750
3,690,000 (a) Discover Financial Services 5 .500 N/A 3,596,183
1,745,000 (a) Discover Financial Services 6 .125 N/A 1,745,208
9,875,000 (a) Goldman Sachs Group Inc/The 7 .379 N/A 9,935,465
5,890,000 (a) Goldman Sachs Group Inc/The 5 .300 N/A 5,867,296
5,784,000 (a) Goldman Sachs Group Inc/The 6 .850 N/A 5,836,864
5,249,000 (a) Goldman Sachs Group Inc/The 6 .125 N/A 5,127,017
5,140,000 (a) Goldman Sachs Group Inc/The 7 .500 N/A 5,422,551
6,071,000 (a) Goldman Sachs Group Inc/The 7 .500 N/A 6,356,798
4,250,000 (a) State Street Corp 6 .700 N/A 4,333,291
4,000,000 Transcanada Trust 5 .625 05/20/75 3,985,861
4,352,000 (a) Voya Financial Inc 7 .758 N/A 4,601,783
TOTAL FINANCIAL SERVICES 90,856,933
HEALTH CARE EQUIPMENT & SERVICES - 0.5% (0.3% of Total Investments)
1,381,000 CVS Health Corp 6 .750 12/10/54 1,365,379
1,174,000 CVS Health Corp 7 .000 03/10/55 1,185,814
TOTAL HEALTH CARE EQUIPMENT & SERVICES 2,551,193
INSURANCE - 17.0% (10.7% of Total Investments)
2,595,000 Aegon Ltd 5 .500 04/11/48 2,569,844
2,250,000 (b) American International Group Inc 5 .750 04/01/48 2,230,422
8,045,000 (b) Assurant Inc 7 .000 03/27/48 8,185,795
3,000,000 (d) Assured Guaranty Municipal Holdings Inc 6 .400 12/15/66 2,767,609
3,050,000 (b) AXIS Specialty Finance LLC 4 .900 01/15/40 2,848,834
3,982,000 Corebridge Financial Inc 6 .375 09/15/54 3,937,221
1,000,000 Enstar Finance LLC 5 .750 09/01/40 993,190
6,115,000 Enstar Finance LLC 5 .500 01/15/42 5,894,781
10,345,000 (a) Markel Group Inc 6 .000 N/A 10,317,947
2,000,000 MetLife Inc 10 .750 08/01/39 2,663,372
6,495,000 (a) MetLife Inc 5 .875 N/A 6,477,097
3,395,000 Prudential Financial Inc 5 .125 03/01/52 3,200,829
3,248,000 (b) Prudential Financial Inc 6 .750 03/01/53 3,365,565
6,688,000 Prudential Financial Inc 6 .500 03/15/54 6,795,483
3,600,000 (a),(d) QBE Insurance Group Ltd 5 .875 N/A 3,602,516
13,500,000 (a),(d) SBL Holdings Inc 7 .000 N/A 13,297,500
3,415,000 (a),(d) SBL Holdings Inc 6 .500 N/A 3,165,841
TOTAL INSURANCE 82,313,846
MEDIA & ENTERTAINMENT - 1.1% (0.6% of Total Investments)
2,566,000 (a),(d) Farm Credit Bank of Texas 7 .750 N/A 2,659,146
2,375,000 Paramount Global 6 .375 03/30/62 2,315,104
TOTAL MEDIA & ENTERTAINMENT 4,974,250
TELECOMMUNICATION SERVICES - 2.1% (1.4% of Total Investments)
10,000,000 Vodafone Group PLC 7 .000 04/04/79 10,406,530
TOTAL TELECOMMUNICATION SERVICES 10,406,530
UTILITIES - 15.6% (9.9% of Total Investments)
1,300,000 (d) AES Andes SA 8 .150 06/10/55 1,332,170
1,700,000 (d) AES Andes SA 6 .350 10/07/79 1,694,169
1,635,000 AES Corp/The 7 .600 01/15/55 1,664,530

See Notes to Financial Statements
PRINCIPAL/
SHARES DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 1,302,000 (d) AltaGas Ltd 7 .200% 10/15/54 $ 1,308,253
2,600,000 American Electric Power Co Inc 3 .875 02/15/62 2,467,032
2,500,000 CMS Energy Corp 4 .750 06/01/50 2,370,762
3,593,000 Dominion Energy Inc 7 .000 06/01/54 3,800,341
3,000,000 Dominion Energy Inc 6 .625 05/15/55 3,029,538
3,539,000 Duke Energy Corp 6 .450 09/01/54 3,549,868
1,445,000 (a) Edison International 5 .375 N/A 1,330,785
3,910,000 (a) Edison International 5 .000 N/A 3,507,333
2,404,000 Edison International 8 .125 06/15/53 2,279,375
1,529,000 Edison International 7 .875 06/15/54 1,426,993
12,143,000 (b) Emera Inc 6 .750 06/15/76 12,255,031
4,322,000 (b) Entergy Corp 7 .125 12/01/54 4,406,257
2,713,000 EUSHI Finance Inc 7 .625 12/15/54 2,828,880
6,174,000 (b) NextEra Energy Capital Holdings Inc 6 .750 06/15/54 6,315,687
1,925,000 PG&E Corp 7 .375 03/15/55 1,870,329
3,210,000 (a) Sempra 4 .875 N/A 3,176,561
6,476,000 Sempra 6 .550 04/01/55 6,320,259
2,000,000 Southern Co/The 4 .000 01/15/51 1,969,743
2,850,000 (a),(d) Vistra Corp 8 .875 N/A 3,053,698
2,215,000 (a),(d) Vistra Corp 7 .000 N/A 2,222,407
1,560,000 (a),(d) Vistra Corp 8 .000 N/A 1,599,415
TOTAL UTILITIES 75,779,416
TOTAL $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED
(Cost $537,556,312) 534,571,653
SHARES DESCRIPTION RATE VALUE
66487705 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 13 .7% ( 8 .6 % of Total Investments) 66487705
BANKS - 3.3% (2.1% of Total Investments)
121,601 Fifth Third Bancorp 8 .296 3,149,466
62,700 KeyCorp 6 .125 1,554,960
297,600 KeyCorp 6 .200 7,270,368
163,723 Regions Financial Corp 5 .700 4,050,507
TOTAL BANKS 16,025,301
CAPITAL GOODS - 0.7% (0.4% of Total Investments)
132,300 WESCO International Inc 10 .625 3,397,464
TOTAL CAPITAL GOODS 3,397,464
FINANCIAL SERVICES - 1.8% (1.1% of Total Investments)
143,950 Morgan Stanley 6 .625 3,742,700
211,000 Voya Financial Inc 5 .350 5,097,760
TOTAL FINANCIAL SERVICES 8,840,460
FOOD, BEVERAGE & TOBACCO - 1.9% (1.2% of Total Investments)
237,055 CHS Inc 7 .100 6,002,232
115,393 CHS Inc 6 .750 2,873,286
4,400 (d) Dairy Farmers of America Inc 7 .875 424,600
TOTAL FOOD, BEVERAGE & TOBACCO 9,300,118
INSURANCE - 6.0% (3.8% of Total Investments)
185,450 American National Group Inc 7 .375 4,830,972
160,150 American National Group Inc 6 .625 4,040,585
59,425 Aspen Insurance Holdings Ltd 7 .125 1,506,424
157,150 Athene Holding Ltd 6 .375 3,939,750
194,775 Athene Holding Ltd 6 .350 4,789,517
131,900 Enstar Group Ltd 7 .000 2,668,337
188,600 Reinsurance Group of America Inc 5 .750 4,675,394
93,300 Reinsurance Group of America Inc 7 .125 2,473,383
TOTAL INSURANCE 28,924,362
TOTAL $25 PAR (OR SIMILAR) RETAIL PREFERRED
(Cost $72,757,747) 66,487,705

Portfolio of Investments January 31, 2025
(continued)
NPFD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION (e) RATE MATURITY VALUE
154968354 CONTINGENT CAPITAL SECURITIES - 31 .9% ( 20 .2 % of Total Investments) 154968354
BANKS - 25.8% (16.3% of Total Investments)
$ 1,000,000 (a),(d) Australia & New Zealand Banking Group Ltd/United Kingdom 6 .750 % N/A $ 1,016,563
2,495,000 (a) Banco Bilbao Vizcaya Argentaria SA 6 .125 N/A 2,400,326
3,075,000 (a) Banco Bilbao Vizcaya Argentaria SA 9 .375 N/A 3,353,629
1,400,000 (a) Banco Bilbao Vizcaya Argentaria SA 7 .750 N/A 1,399,945
1,940,000 (a),(d) Banco Mercantil del Norte SA/Grand Cayman 8 .750 N/A 1,928,874
715,000 (a),(d) Banco Mercantil del Norte SA/Grand Cayman 7 .500 N/A 691,326
1,595,000 (a),(d) Banco Mercantil del Norte SA/Grand Cayman 7 .625 N/A 1,573,171
4,200,000 (a) Banco Santander SA 8 .000 N/A 4,393,775
6,800,000 (a) Banco Santander SA 9 .625 N/A 7,824,168
3,083,000 (a) Barclays PLC 9 .625 N/A 3,432,325
5,490,000 (a) Barclays PLC 8 .000 N/A 5,721,228
1,960,000 (a) Barclays PLC 6 .125 N/A 1,964,626
2,150,000 (a),(d) BNP Paribas SA 9 .250 N/A 2,302,263
1,513,000 (a),(d) BNP Paribas SA 7 .000 N/A 1,518,988
4,801,000 (a),(d) BNP Paribas SA 7 .750 N/A 4,965,669
2,430,000 (a),(d) BNP Paribas SA 8 .500 N/A 2,554,625
1,997,000 (a),(d) BNP Paribas SA 7 .375 N/A 1,999,888
3,770,000 (a),(d) BNP Paribas SA 8 .000 N/A 3,946,481
4,941,000 (a),(d) Credit Agricole SA 6 .700 N/A 4,763,913
5,240,000 (a),(d) Credit Agricole SA 8 .125 N/A 5,357,900
3,763,000 (a) HSBC Holdings PLC 6 .875 N/A 3,778,709
5,560,000 (a) HSBC Holdings PLC 8 .000 N/A 5,851,527
975,000 (a) HSBC Holdings PLC 6 .500 N/A 973,186
4,553,000 (a) HSBC Holdings PLC 6 .375 N/A 4,551,088
4,539,000 (a) HSBC Holdings PLC 6 .950 N/A 4,546,621
335,000 (a) ING Groep NV 5 .750 N/A 333,577
6,795,000 (a) ING Groep NV, Reg S 7 .500 N/A 6,977,786
4,413,000 (a),(d) Intesa Sanpaolo SpA 7 .700 N/A 4,407,218
784,000 (a) Lloyds Banking Group PLC 6 .750 N/A 754,647
6,996,000 (a) Lloyds Banking Group PLC 8 .000 N/A 7,332,941
1,500,000 (a),(d) Macquarie Bank Ltd/London 6 .125 N/A 1,511,112
1,625,000 (a) NatWest Group PLC 8 .000 N/A 1,644,003
1,370,000 (a) NatWest Group PLC 7 .300 N/A 1,349,882
4,400,000 (a) NatWest Group PLC 8 .125 N/A 4,676,628
1,589,000 (a),(d) Nordea Bank Abp 6 .300 N/A 1,528,612
1,559,000 (a),(d) Nordea Bank Abp 6 .625 N/A 1,568,069
1,487,000 (a),(d) Societe Generale SA 8 .000 N/A 1,504,136
3,631,000 (a),(d) Societe Generale SA 10 .000 N/A 3,954,678
1,680,000 (a),(d) Societe Generale SA 9 .375 N/A 1,764,091
770,000 (a),(d) Societe Generale SA 8 .500 N/A 782,824
755,000 (a),(d) Standard Chartered PLC 6 .000 N/A 756,277
1,700,000 (a),(d) Standard Chartered PLC 7 .750 N/A 1,758,048
TOTAL BANKS 125,415,343
FINANCIAL SERVICES - 5.5% (3.5% of Total Investments)
4,290,000 (a) Deutsche Bank AG 6 .000 N/A 4,260,083
1,800,000 (a) Deutsche Bank AG 7 .500 N/A 1,805,089
2,000,000 (a) Deutsche Bank AG, Reg S 4 .789 N/A 1,982,500
2,465,000 (a),(d) UBS Group AG 7 .750 N/A 2,583,350
4,325,000 (a),(d) UBS Group AG 9 .250 N/A 4,716,015
3,853,000 (a),(d) UBS Group AG 9 .250 N/A 4,450,261
6,872,000 (a) UBS Group AG, Reg S 6 .875 N/A 6,914,950
TOTAL FINANCIAL SERVICES 26,712,248
INSURANCE - 0.6% (0.4% of Total Investments)
2,755,000 (a) Phoenix Group Holdings PLC, Reg S 8 .500 N/A 2,840,763
TOTAL INSURANCE 2,840,763
TOTAL CONTINGENT CAPITAL SECURITIES
(Cost $151,518,886) 154,968,354

See Notes to Financial Statements
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
2063900 CORPORATE BONDS - 0 .4% ( 0 .3 % of Total Investments) 2063900
FINANCIAL SERVICES - 0.4% (0.3% of Total Investments)
$ 9,004,000 (f) Credit Suisse Group AG 0 .000% 01/17/72 $ 900,400
2,460,000 (f) Credit Suisse Group AG 7 .500 06/11/72 246,000
3,325,000 (f) Credit Suisse Group AG 7 .500 01/17/72 332,500
5,850,000 (f) Credit Suisse Group AG 6 .380 02/21/72 585,000
TOTAL FINANCIAL SERVICES 2,063,900
TOTAL CORPORATE BONDS
(Cost $21,499,143) 2,063,900
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
5976567 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1 .2% ( 0 .8 % of Total Investments) 5976567
3,785,000 CoBank ACB 7 .125 12/30/49 3,872,222
2,062,000 CoBank ACB 7 .250 07/01/73 2,104,345
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $5,872,965) 5,976,567
TOTAL LONG-TERM INVESTMENTS
(Cost $789,205,053) 764,068,179
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.7%(0.4% of Total Investments)
3,200,000 REPURCHASE AGREEMENTS - 0 .7% ( 0 .4 % of Total Investments) 3,200,000
3,200,000 (g) Fixed Income Clearing Corporation 4 .320 02/03/25 3,200,000
TOTAL REPURCHASE AGREEMENTS
(Cost $3,200,000) 3,200,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,200,000) 3,200,000
TOTAL INVESTMENTS - 158 .1%
(Cost $ 792,405,053 ) 767,268,179
BORROWINGS - (35.9)% (h),(i) (174,314,000)
REVERSE REPURCHASE AGREEMENTS, INCLUDING ACCRUED INTEREST - (5.7)%(j) (27,817,350)
TFP SHARES, NET - (17.4)%(k) (84,524,246)
OTHER ASSETS & LIABILITIES, NET -   0.9% 4,765,705
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 485,378,288
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Perpetual security. Maturity date is not applicable.
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $38,202,102 have been pledged as collateral for reverse repurchase agreements.
(c) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $114,516,968 or 14.9% of Total Investments.
(e) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(f) For fair value measurement disclosure purposes, investment classified as Level 3.
(g) Agreement with Fixed Income Clearing Corporation, 4.320% dated 1/31/25 to be repurchased at $3,201,152 on 2/3/25, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 4/30/29, valued at $3,264,137.
(h) Borrowings as a percentage of Total Investments is 22.7%.
(i) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $281,333,639 have been pledged as collateral for borrowings.
(j) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 3.6%.

Portfolio of Investments January 31, 2025
(continued)
NPFD

See Notes to Financial Statements
(k) TFP Shares, Net as a percentage of Total Investments is 11.0%.

Statement of Assets and Liabilities
See Notes to Financial Statements

January 31, 2025 (Unaudited) JFR JQC JPC JPI NPFD
ASSETS
Long-term investments, at value
†
$ 1,990,679,299 $ 1,280,325,625 $ 4,082,823,876 $ 442,872,290 $ 764,068,179
Short-term investments, at value
◊
69,265,042 26,667,178 28,656,420 2,700,000 3,200,000
Cash – – 665,585 120,871 106,005
Cash denominated in foreign currencies
^
– 16 – – –
Unrealized appreciation on interest rate swaps contracts – – 13,041,892 – –
Receivables:
Dividends – – 251,285 14,695 –
Interest 12,544,424 9,523,148 58,291,661 6,220,499 10,614,033
Investments sold 18,125,613 16,560,807 32,522,500 1,554,350 7,263,750
Reclaims – 17,734 48,322 – –
Reimbursement from Adviser – – – 162,101 –
Deferred offering costs – – 125,000 – –
Other 438,869 248,995 689,811 50,270 75,313
Total assets 2,091,053,247 1,333,343,503 4,217,116,352 453,695,076 785,327,280
LIABILITIES
Cash overdraft – 1,063 – – –
Cash collateral due to broker for investments in futures contracts
(1)
– – 8,582,597 – –
Borrowings 477,200,000 211,600,000 689,000,000 124,000,000 174,314,000
Reverse repurchase agreements, including accrued interest – 142,674,342 471,781,787 41,338,116 27,817,350
TFP Shares, Net
**
283,785,008 139,265,370 418,549,387 – 84,524,246
Payables:
Management fees 1,306,134 894,564 2,650,044 324,203 587,568
Dividends 11,086,562 7,172,438 20,936,471 2,291,344 4,046,823
Interest 9,403 1,182,290 3,073,323 553,109 762,527
Investments purchased - regular settlement 8,959,067 6,219 29,237,000 3,138,000 7,763,000
Investments purchased - when-issued/delayed-delivery settlement 73,350,223 33,446,409 – – –
Unfunded senior loans 1,050,230 598,396 – – –
Offering costs 21,136 – 115,365 – 1,000
Variation margin on futures contracts – – 811,172 – –
Accrued expenses:
Custodian fees 271,406 148,790 187,979 49,836 36,765
Investor relations 16,817 14,439 39,075 4,182 4,938
Trustees fees 207,271 168,364 412,005 44,907 19,051
Professional fees 33,789 31,494 33,019 22,275 22,848
Shareholder reporting expenses 95,256 82,340 201,145 48,580 30,111
Shareholder servicing agent fees 3,202 230 512 – –
Shelf offering costs – – 13,587 – –
Other 352,845 5,371 232,247 — 18,765
Total liabilities 857,748,349 537,292,119 1,645,856,715 171,814,552 299,948,992
Commitments and contingencies
(2)
Net assets applicable to common shares $ 1,233,304,898 $ 796,051,384 $ 2,571,259,637 $ 281,880,524 $ 485,378,288
Common shares outstanding 134,056,187 135,609,290 321,216,191 14,107,042 24,164,141
Net asset value ("NAV") per common share outstanding $ 9 .20 $ 5 .87 $ 8 .00 $ 19 .98 $ 20 .09
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
Common shares, $0.01 par value per share $ 1,340,562 $ 1,356,093 $ 3,212,162 $ 141,070 $ 241,641
Paid-in capital 1,662,449,034 1,138,816,888 3,045,838,157 362,946,012 598,266,362
Total distributable earnings (loss) (430,484,698) (344,121,597) (477,790,682) (81,206,558) (113,129,715)
Net assets applicable to common shares $ 1,233,304,898 $ 796,051,384 $ 2,571,259,637 $ 281,880,524 $ 485,378,288
Authorized shares:
Common Unlimited Unlimited Unlimited Unlimited Unlimited
Preferred Unlimited Unlimited Unlimited Unlimited Unlimited
†
Long-term investments, cost $ 2,021,174,314 $ 1,285,679,676 $ 4,058,848,945 $ 461,805,968 $ 789,205,053
◊
Short-term investments, cost 69,265,042 26,667,178 28,656,420 2,700,000 3,200,000
^
Cash denominated in foreign currencies, cost $ – $ 17 $ – $ – $ –
**
TFP Shares, liquidation preference 285,000,000 140,000,000 420,000,000 – 85,000,000

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

(1) Cash pledged to collateralize the net payment obligations for investments in derivatives is in addition to the Fund’s securities pledged as collateral as noted in the
Portfolio of Investments.
(2) As disclosed in Notes to Financial Statements.

Statement of Operations
See Notes to Financial Statements

Six Months Ended January 31, 2025 (Unaudited) JFR JQC JPC JPI NPFD
INVESTMENT INCOME
Dividends $ 181,296 $ 239 $ 13,773,980 $ 1,782,168 $ 2,893,453
Interest 86,086,097 54,658,943 120,227,047 12,768,071 19,993,127
Rehypothecation income — — 130,062 16,736 —
Total investment income 86,267,393 54,659,182 134,131,089 14,566,975 22,886,580
EXPENSES
– – – – –
Management fees 7,761,957 5,320,267 15,841,657 1,935,141 3,514,526
Shareholder servicing agent fees — 2,329 3,144 175 213
Interest expense and amortization of offering costs 22,211,280 14,370,009 44,912,834 4,362,210 8,004,875
Trustees fees 39,592 25,600 82,332 8,371 15,371
Custodian expenses 201,152 153,925 178,801 63,103 41,667
Investor relations expenses 178,562 138,676 128,630 33,044 42,637
Liquidity fees 752,219 619,474 1,967,742 — 398,234
Merger expenses 17,000 — — — —
Professional fees 104,432 74,533 190,356 62,989 104,547
Remarketing fees 86,889 71,556 214,667 — 43,444
Shareholder reporting expenses 66,608 56,952 123,649 27,664 187,462
Stock exchange listing fees 21,397 21,646 50,996 6,393 7,704
Other 23,767 29,369 — 8,242 38,728
Total expenses before expense reimbursement 31,464,855 20,884,336 63,694,808 6,507,332 12,399,408
Expense reimbursement — — — (862,599) —
Net expenses 31,464,855 20,884,336 63,694,808 5,644,733 12,399,408
Net investment income (loss) 54,802,538 33,774,846 70,436,281 8,922,242 10,487,172
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments 319,601 (4,285,433) 1,258,466 531,460 (4,602,737)
Futures contracts — — 1,133,461 — —
Swap contracts — — 14,891,875 — —
Foreign currency transactions — — (530,814) 8,398 (512)
Net realized gain (loss) 319,601 (4,285,433) 16,752,988 539,858 (4,603,249)
Change in unrealized appreciation (depreciation) on:
Investments 2,528,815 9,464,580 56,132,267 4,394,122 17,303,314
Futures contracts — — (8,802,229) — —
Swap contracts — — (13,382,464) — —
Foreign currency translations — (565) (1,024) — 0
Net change in unrealized appreciation (depreciation) 2,528,815 9,464,015 33,946,550 4,394,122 17,303,314
Net realized and unrealized gain (loss) 2,848,416 5,178,582 50,699,538 4,933,980 12,700,065
Net increase (decrease) in net assets applicable to
common shares from operations $ 57,650,954 $ 38,953,428 $ 121,135,819 $ 13,856,222 $ 23,187,237

Statement of Changes in Net Assets
See Notes to Financial Statements

JFR JQC
Unaudited
Six Months Ended
1/31/25
Year Ended
7/31/24
Unaudited
Six Months Ended
1/31/25
Year Ended
7/31/24
OPERATIONS
Net investment income (loss) $ 54,802,538 $ 119,060,019 $ 33,774,846 $ 75,281,341
Net realized gain (loss) 319,601 (17,276,337) (4,285,433) (18,940,185)
Net change in unrealized appreciation (depreciation) 2,528,815 54,424,668 9,464,015 41,730,015
Net increase (decrease) in net assets applicable to common shares from operations 57,650,954 156,208,350 38,953,428 98,071,171
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends (68,368,656) (132,318,523) (43,937,410) (77,350,572)
Return of Capital – (4,418,789) – (9,642,788)
Total distributions (68,368,656) (136,737,312) (43,937,410) (86,993,360)
Net increase (decrease) in net assets applicable to common shares (10,717,702) 19,471,038 (4,983,982) 11,077,811
Net assets applicable to common shares at the beginning of the period 1,244,022,600 1,224,551,562 801,035,366 789,957,555
Net assets applicable to common shares at the end of the
period $ 1,233,304,898 $ 1,244,022,600 $ 796,051,384 $ 801,035,366

See Notes to Financial Statements

JPC JPI
Unaudited
Six Months Ended
1/31/25
Year Ended
7/31/24
Unaudited
Six Months Ended
1/31/25
Year Ended
7/31/24
OPERATIONS
Net investment income (loss) $ 70,436,281 $ 106,326,517 $ 8,922,242 $ 24,546,634
Net realized gain (loss) 16,752,988 (35,265,792) 539,858 (5,862,811)
Net change in unrealized appreciation (depreciation) 33,946,550 310,419,011 4,394,122 42,581,549
Net increase (decrease) in net assets applicable to common shares from operations 121,135,819 381,479,736 13,856,222 61,265,372
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends (127,600,086) (152,486,748) (13,088,225) (25,243,405)
Return of Capital – – – (1,536,960)
Total distributions (127,600,086) (152,486,748) (13,088,225) (26,780,365)
CAPITAL SHARE TRANSACTIONS
Common shares:
Fund Merger — 1,551,871,080 — —
Proceeds from shelf offering, net of offering costs 13,454,152 — — —
Reinvestments of distributions 398,344 — 145,384 —
Cost of shares repurchased and retired through tender offer – – (173,521,088) –
Net increase (decrease) applicable to common shares from capital share transactions 13,852,496 1,551,871,080 (173,375,704) —
Net increase (decrease) in net assets applicable to common shares 7,388,229 1,780,864,068 (172,607,707) 34,485,007
Net assets applicable to common shares at the beginning of the period 2,563,871,408 783,007,340 454,488,231 420,003,224
Net assets applicable to common shares at the end of the
period $ 2,571,259,637 $ 2,563,871,408 $ 281,880,524 $ 454,488,231

See Notes to Financial Statements

Statement of Changes in Net Assets
(continued)
NPFD
Unaudited
Six Months Ended
1/31/25
Year Ended
7/31/24
OPERATIONS
Net investment income (loss) $ 10,487,172 $ 18,346,533
Net realized gain (loss) (4,603,249) (10,004,771)
Net change in unrealized appreciation (depreciation) 17,303,314 57,022,131
Net increase (decrease) in net assets applicable to common shares from operations 23,187,237 65,363,893
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends (24,284,963) (27,667,206)
Return of Capital – (4,857,728)
Total distributions (24,284,963) (32,524,934)
Net increase (decrease) in net assets applicable to common shares (1,097,726) 32,838,959
Net assets applicable to common shares at the beginning of the period 486,476,014 453,637,055
Net assets applicable to common shares at the end of the period $ 485,378,288 $ 486,476,014

Statement of Cash Flows
See Notes to financial statements

Six Months Ended January 31, 2025 (Unaudited)
JFR JQC JPC JPI NPFD
CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase (Decrease) in Net Assets Applicable to Common Shares from
Operations $ 57,650,954 $ 38,953,428 $ 121,135,819 $ 13,856,221 $ 23,187,237
Adjustments to reconcile the net increase (decrease) in net assets applicable to common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments (322,890,395) (201,977,170) (604,681,539) (103,760,214) (160,673,858)
Proceeds from sale and maturities of investmen ts 295,708,412 201,364,597 666,236,159 127,563,197 166,669,531
Proceeds from (Purchase of) short-term investments, net (7,977,497) 9,965,121 (21,130,663) 8,250,000 —
Proceeds from (Purchase of) closed foreign currency spot transactions — — (530,812) 8,398 —
Proceeds from litigation settlement 8,153 1,941 1,366 — —
Payment-in-kind distributions (490,648) (275,428) — — —
Amortization (Accretion) of premiums and discounts, net (5,813,621) (3,903,234) 4,378,591 347,126 2,726,182
Amortization of deferred offering costs 104,612 49,934 83,672 — 26,632
(Increase) Decrease in:
Receivable for dividends 107 — 23,247 — —
Receivable for interest 2,431,920 2,520,580 (3,492,205) (225,579) (655,701)
Receivable for reclaims — 566 1,023 — —
Receivable for investments sold 14,760,605 (3,391,015) (19,684,465) 212,426,292 (7,056,899)
Receivable for reimbursement from Adviser — — — (162,101) —
Receivable for variation margin on futures contracts — — 572,250 — —
Other assets 157,207 47,720 20,676 10,773 109,909
Increase (Decrease) in:
Payable for interest (249,367) (238,397) 312,328 (444,633) 48,586
Payable for investments purchased - regular settlement (841,087) (2,017,870) 12,815,000 933,600 5,559,700
Payable for investments purchased - when-issued/delayed-delivery settlement 35,522,362 7,352,922 — — —
Payable for unfunded senior loans 859,590 401,830 — — —
Payable for variation margin on futures contracts — — 811,172 — —
Payable for management fees (1,000) 160 11,228 (183,810) 3,923
Accrued custodian fees (147,505) (58,488) (91,687) (5,017) (8,418)
Accrued investor relations fees 15,634 13,515 (18,213) (4,861) (4,647)
Accrued Trustees fees 12,593 9,653 27,884 (122) 2,583
Accrued professional fees (15,383) (20,134) 1,812 (3,839) 22,848
Accrued shareholder reporting expenses 38,414 36,919 83,532 20,857 30,111
Accrued shareholder servicing agent fees (2,226) (37) (477) (23) (24)
Accrued shelf offering costs — — (79,701) — —
Accrued other expenses 22,851 5,371 (91,875) — 2,765
Net realized (gain) loss from investments (319,601) 4,285,433 (1,258,466) (531,460) 4,602,737
Net realized (gain) loss from foreign currency transactions — — 530,814 (8,397) 512
Net change in unrealized (appreciation) depreciation of investments (2,528,815) (9,464,580) (56,132,267) (4,394,122) (17,303,314)
Net change in unrealized (appreciation) depreciation of swap contracts — — 13,382,464 — —
Net change in unrealized (appreciation) depreciation on foreign currency translations — 565 1,024 — —
Net cash provided by (used in) operating activities 66,016,269 43,663,902 113,237,691 253,692,286 17,290,395
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from borrowings — — — 124,000,000 —
(Repayments) of borrowings — — — (147,500,000) —
Proceeds from reverse repurchase agreements — — 15,000,000 41,000,000 7,000,000
(Repayments of) reverse repurchase agreements — — — (65,000,000) —
Increase (Decrease) in:
Cash overdraft — 1,063 — (19,698,007) —
Cash collateral due to broker for investments in futures contracts — — (13,942,588) — —
Cash overdraft denominated in foreign currencies — — — — (32)
Cash distributions paid to common shareholders (68,386,881) (43,942,485) (127,132,617) (12,852,320) (24,284,794)
Proceeds from shelf offering — — 13,454,152 — —
Cost of common shares repurchased and retired through tender offer — — — (173,521,088) —
Net cash provided by (used in) financing activities (68,386,881) (43,941,422) (112,621,053) (253,571,415) (17,284,826)
Net increase (decrease) in Cash and cash denominated in foreign currencies (2,370,612) (277,520) 616,638 120,871 5,569

See Notes to financial statements

The following table provides a reconciliation of cash and cash denominated in foreign currencies to the Statement of Assets and Liabilities:
Six Months Ended January 31, 2025 (Unaudited)
JFR JQC JPC JPI NPFD
Cash and cash denominated in foreign currencies at the beginning of period 2,370,612 277,536 48,947 — 100,436
Cash and cash denominated in foreign currencies at the end of period $ — $ 16 $ 665,585 $ 120,871 $ 106,005
JFR JQC JPC JPI NPFD
Cash $ — $ — $ 665,585 $ 120,871 $ 106,005
Cash denominated in foreign currencies — 16 — — —
Total cash and cash denominated in foreign currencies $ — $ 16 $ 665,585 $ 120,871 $ 106,005
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION JFR JQC JPC JPI NPFD
Cash paid for interest (excluding borrowing and amortization of offering costs)
$ 22,115,257 $ 14,530,622 $ 44,229,367 $ 4,747,208 $ 7,834,910
Non-cash financing activities not included herein consists of reinvestments of common share distributions — — 398,344 145,384 —

Financial Highlights

The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders Common Share
Common
Share
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From Net
Realized
Gains
Return of
Capital Total
Net Asset
Value,
End of
Period
Share
Price,
End of
Period
JFR
1/31/25
(d)
$ 9.28 $ 0.41 $ 0.02 $ 0.43 $ (0.51) $ — $ — $ (0.51) $ 9.20 $ 8.60
7/31/24 9.13 0.89 0.28 1.17 (0.99) — (0.03) (1.02) 9.28 8.82
7/31/23 9.39 0.91 (0.30) 0.61 (0.87) — — (0.87) 9.13 8.08
7/31/22 10.36 0.56 (0.83) (0.27) (0.61) — (0.09) (0.70) 9.39 8.84
7/31/21 9.40 0.54 1.04 1.58 (0.62) — — (0.62) 10.36 9.76
7/31/20 11.04 0.60 (1.54) (0.94) (0.70) — — (0.70) 9.40 8.03
JQC
1/31/25
(d)
5.91 0.25 0.03 0.28 (0.32) — — (0.32) 5.87 5.59
7/31/24 5.83 0.56 0.16 0.72 (0.57) — (0.07) (0.64) 5.91 5.73
7/31/23 6.10 0.52 (0.24) 0.28 (0.53) — (0.02) (0.55) 5.83 5.08
7/31/22 6.91 0.35 (0.68) (0.33) (0.35) — (0.13) (0.48) 6.10 5.50
7/31/21 6.88 0.32 0.56 0.88 (0.30) — (0.55) (0.85) 6.91 6.53
7/31/20 8.49 0.39 (0.87) (0.48) (0.39) — (0.74) (1.13) 6.88 5.88
(a) Based on average shares outstanding.
(b) Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at Common Share NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.
Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

See Notes to Financial Statements

Ratios of Interest Expense to
Average Net Assets Applicable
to Common Shares
JFR
JQC
1/31/25
(d)
3.69%
(e)
3.74%
(e)
7/31/24
4.08
4.03
7/31/23
3.28
3.30
7/31/22
0.80
0.91
7/31/21
0.82
0.80
7/31/20
1.64
1.72
Common Share Supplemental Data/
Ratios Applicable to Common Shares
Common Share
Total Returns
Ratios to Average
Net Assets
Based
on
Net Asset
Value
(b)
Based
on
Share
Price
(b)
Net
Assets,
End of
Period (000) Expenses
(c)
Net
Investment
Income
(Loss)
(c)
Portfolio
Turnover
Rate
4.74% 3.25% $ 1,233,305 5.04%
(e)
8.78%
(e)
15%
13.46 23.15 1,244,023 5.52 9.63 38
6.88 1.57 1,224,552 4.77 9.88 28
(2.84) (2.59) 534,392 2.17 5.49 38
17.36 30.14 589,469 2.20 5.39 43
(8.82) (10.98) 534,861 3.01 5.93 44
4.91 3.18 796,051 5.18
(e)
8.38
(e)
16
13.00 27.08 801,035 5.48 9.45 39
5.01 2.77 789,958 4.75 8.90 28
(5.15) (8.93) 827,031 2.35 5.20 33
13.42 26.98 937,712 2.22 4.64 43
(5.91) (9.54) 932,800 3.11 5.11 52
(c) • Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to preferred shares, borrowings, and/or reverse repurchase agreements (as described in Notes to Financial Statements), where applicable.
• The expense ratios reflect, among other things, all interest expense and other costs related to preferred shares and/or reverse repurchase agreements (as described in Notes to Financial Statements) , where applicable, as follows:
(d) Unaudited.
(e) Annualized.

Financial Highlights (continued)

The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders Common Share
Common
Share
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From Net
Realized
Gains
Return of
Capital Total
Shelf
Offering
Costs
Premium
per
Share
Sold
through
Shelf
Offering
Net Asset
Value,
End of
Period
Share
Price,
End of
Period
JPC
1/31/25
(e)
$ 8.03 $ 0.22 $ 0.15 $ 0.37 $ (0.40) $ — $ — $ (0.40) $ — $ — $ 8.00 $ 7.96
7/31/24 7.45 0.40 0.77 1.17 (0.59) — — (0.59) — — 8.03 7.68
7/31/23 8.41 0.46 (0.84) (0.38) (0.58) — — (0.58) — — 7.45 6.60
7/31/22 9.91 0.66 (1.52) (0.86) (0.64) — — (0.64) —
(g)
—
(g)
8.41 8.20
7/31/21 8.83 0.67 1.05 1.72 (0.64) — — (0.64) —
(g)
—
(g)
9.91 10.00
7/31/20 10.14 0.65 (1.26) (0.61) (0.68) — (0.02) (0.70) — — 8.83 8.81
JPI
1/31/25
(e)
19.96 0.60 0.35 0.95 (0.93) — — (0.93) — — 19.98 20.15
7/31/24 18.44 1.08 1.62 2.70 (1.11) — (0.07) (1.18) — — 19.96 19.87
7/31/23 21.26 1.15 (2.60) (1.45) (1.37) — — (1.37) — — 18.44 17.63
7/31/22 25.38 1.58 (4.13) (2.55) (1.57) — — (1.57) — — 21.26 20.51
7/31/21 22.45 1.65 2.85 4.50 (1.57) — — (1.57) — — 25.38 26.26
7/31/20 24.67 1.59 (2.20) (0.61) (1.57) — (0.04) (1.61) — — 22.45 22.20
(a) Based on average shares outstanding.
(b) Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at Common Share NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.
Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

See Notes to Financial Statements

Ratios of Interest Expense to
Average Net Assets Applicable
to Common Shares
JPC
JPI
1/31/25
(e)
3.61%
( f)
2.87%
( f)
7/31/24
3.86
3.54
7/31/23
3.07
2.96
7/31/22
0.72
0.69
7/31/21
0.49
0.44
7/31/20
1.17
1.01
Common Share Supplemental Data/
Ratios Applicable to Common Shares
Common Share
Total Returns
Ratios to Average
Net Assets
Based
on
Net Asset
Value
(b)
Based
on
Share
Price
(b)
Net
Assets,
End of
Period (000) Expenses
(c) (d)
Expenses
After
Reimbursement
(c) (d)
Net
Investment
Income
(Loss)
(c)
Portfolio
Turnover
Rate
4.77% 8.93% $ 2,571,260 4.88%
(f)
N/A % 5.40%
(f)
15%
16.21 26.70 2,563,871 5.20 N/A 5.22 39
(4.47) (12.60) 783,007 4.46 N/A 5.92 15
(9.05) (11.91) 884,062 2.06 N/A 7.10 71
19.93 21.55 1,028,714 1.81 N/A 7.02 23
(6.16) (4.12) 912,193 2.50 N/A 6.87 32
4.80 6.18 281,881 4.28
(f)
3.72
(f)
5.87
(f)
24
15.10 20.11 454,488 4.97 N/A 5.67 42
(6.85) (7.39) 420,003 4.40 N/A 6.00 14
(10.41) (16.35) 484,242 2.06 N/A 6.75 9
20.54 26.22 577,883 1.76 N/A 6.79 23
(2.50) (1.93) 511,060 2.34 N/A 6.75 34
(c) • Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to preferred shares, borrowings, and/or reverse repurchase agreements (as described in Notes to Financial Statements), where applicable.
• The expense ratios reflect, among other things, all interest expense and other costs related to preferred shares and/or reverse repurchase agreements (as described in Notes to Financial Statements) where applicable, as follows:
(d) During the six months ended January 31, 2025, the Adviser voluntarily reimbursed JPI for certain expenses incurred in connection with its restructuring. See Notes to Financial Statements for more information.
(e) Unaudited.
(f) Annualized.
(g) Value rounded to zero.

Financial Highlights (continued)

The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders Common Share
Common
Share
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From Net
Realized
Gains
Return of
Capital Total
Net Asset
Value,
End of
Period
Share
Price,
End of
Period
NPFD
1/31/25
(d)
$ 20.13 $ 0.43 $ 0.54 $ 0.97 $ (1.01) $ — $ — $ (1.01) $ 20.09 $ 19.17
7/31/24 18.77 0.76 1.95 2.71 (1.15) — (0.20) (1.35) 20.13 18.80
7/31/23 21.06 0.70 (1.72) (1.02) (1.24) — (0.03) (1.27) 18.77 16.39
7/31/22
(f)
25.00 0.61 (3.72) (3.11) (0.83) — — (0.83) 21.06 19.98
(a) Based on average shares outstanding.
(b) Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at Common Share NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.
Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

See Notes to Financial Statements

Ratios of Interest
Expense to
Average Net Assets
A pplicable
to Common Shares
NPFD
1/31/25
(d)
3.42%
(e)
7/31/24
3.67
7/31/23
2.93
7/31/22
(f)
0.74
(e)
Common Share Supplemental Data/
Ratios Applicable to Common Shares
Common Share
Total Returns
Ratios to Average
Net Assets
Based
on
Net Asset
Value
(b)
Based
on
Share
Price
(b)
Net
Assets,
End of
Period (000) Expenses
(c)
Net
Investment
Income
(Loss)
(c)
Portfolio
Turnover
Rate
4.84% 7.51% $ 485,378 5.02%
(e)
4.24%
(e)
21%
14.87 24.03 486,476 5.21 3.93 33
(4.82) (11.68) 453,637 4.43 3.64 17
(12.48) (16.77) 508,829 2.13
(e)
4.33
(e)
14
(c) • Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to preferred shares, borrowings, and/or reverse repurchase agreements (as described in Notes to Financial Statements), where applicable.
• The expense ratios reflect, among other things, all interest expense and other costs related to preferred shares and/or reverse repurchase agreements (as described in Notes to Financial Statements), where applicable, as follows:
(d) Unaudited.
(e) Annualized.
(f) For the period December 15, 2021 (commencement of operations) through July 31, 2022.

Financial Highlights (continued)
The following table sets forth information regarding each Fund's outstanding senior securities as of the end of each of the Fund's last five fiscal periods, as applicable.
Borrowings TFP Shares Term Preferred
Aggregate
Amount
Outstanding
(000)
(a)
Asset
Coverage
Per $1,000
Share
(b)
Aggregate
Amount
Outstanding
(000)
(a)
Asset
Coverage
Per $1,000
Share
(b)
Aggregate
Amount
Outstanding
(000)
(a)
Asset
Coverage
Per $1,000
Share
(b)
Asset
Coverage
Per $1
Liquidation
Preference
(c)
JFR
1/31/25
(d)
$ 477,200 $ 4,182 $ 285,000 $ 2,618 $ — $ — $ 2.62
7/31/24 477,200 4,204 285,000 2,632 — — 2.63
7/31/23 477,200 4,163 285,000 2,607 — — 2.61
7/31/22 233,400 3,718 100,000 2,603 — — 2.60
7/31/21 238,400 3,892 100,000 2,742 — — 2.74
7/31/20 208,100 4,003 — — 90,000 2,794 2.79
JQC
1/31/25
(d)
211,600 5,424 140,000 3,264 — — 3.26
7/31/24 211,600 5,447 140,000 3,278 — — 3.28
7/31/23 211,600 5,395 140,000 3,247 — — 3.25
7/31/22 246,000 4,931 140,000 3,143 — — 3.14
7/31/21 402,000 3,333 — — — — —
7/31/20 402,000 3,320 — — — — —
JPC
1/31/25
(d)
689,000 5,341 420,000 3,319 — — 3.32
7/31/24 689,000 5,331 420,000 3,312 — — 3.31
7/31/23 219,600 5,249 150,000 3,119 — — 3.12
7/31/22 423,400 3,088 — — — — —
7/31/21 462,700 3,223 — — — — —
7/31/20 400,000 3,280 — — — — —
JPI
1/31/25
(d)
124,000 3,273 — — — — —
7/31/24 147,500 4,081 — — — — —
7/31/23 180,900 3,322 — — — — —
7/31/22 216,000 3,242 — — — — —
7/31/21 234,800 3,461 — — — — —
7/31/20 200,000 3,555 — — — — —
NPFD
1/31/25
(d)
174,314 4,272 85,000 2,872 — — 2.87
7/31/24 174,314 4,278 85,000 2,876 — — 2.88
7/31/23 147,614 4,649 85,000 2,950 — — 2.95
7/31/22
(e)
188,600 3,698 — — — — —
(a) Aggregate Amount Outstanding: Aggregate amount outstanding represents the principal amount outstanding or liquidation preference, if applicable, as of the end of the relevant fiscal year.
(b) Asset Coverage Per $1,000: Asset coverage per $1,000 is calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate amount of the Fund’s senior securities representing indebtedness then outstanding (if applicable), plus the aggregate of the involuntary liquidation preference of the outstanding preferred shares, if applicable, and multiplying the result by 1,000.
(c) Includes all borrowings and preferred shares presented for the Fund.
(d) Unaudited.
(e) For the period December 15, 2021 (commencement of operations) through July 31, 2022.

Notes to Financial Statements

(U
naudited)
1. General Information
Fund Information:
The funds covered in this report and their corresponding New York Stock Exchange (“NYSE”) symbols are as follows (each a
“Fund” and collectively, the “Funds”):
Nuveen Floating Rate Income Fund (JFR)
Nuveen Credit Strategies Income Fund (JQC)
Nuveen Preferred & Income Opportunities Fund (JPC)
Nuveen Preferred Securities & Income Opportunities Fund (JPI) (formerly Nuveen Preferred and Income Term Fund)
Nuveen Variable Rate Preferred & Income Fund (NPFD)
The Funds are registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as closed-end management investment companies. JFR, JQC, JPC, JPI and NPFD were each organized as Massachusetts business trusts on January 15, 2004, March 17, 2003, January 27,
2003, April 18, 2012 and June 1, 2021, respectively.
Current Fiscal Period:
The end of the reporting period for the Funds is January 31, 2025, and the period covered by these Notes to Financial
Statements is the six months ended January 31, 2025 (the “current fiscal period”).
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. T he Adviser has entered into sub-
advisory agreements with Nuveen Asset Management LLC (
the “Sub-Adviser”)
, a subsidiary of the Adviser,
under which the Sub-Adviser manage the
investment portfolio of the Funds. The Adviser is responsible for managing JPC’s and JPI’s investments in swap contracts.
JPI Fund Restructuring :
On July 17, 2024, shareholders of JPI approved a proposal to amend the Fund’s declaration of trust to eliminate the Fund’s term structure, subject to the completion of a tender offer. The amendment allows shareholders the opportunity to maintain their investment in the
Fund and its leveraged exposure to preferred and other income producing securities in lieu of the Fund’s scheduled termination. Additionally, on
July 17, 2024, the Fund conducted a tender offer, which allowed shareholders to offer up to 100% of their common shares for repurchase for cash at a price per share equal to 100% of the at net asset value (“NAV”) per share determined on the date the tender offer expired. The tender offer expired on August 14, 2024. In the tender offer 8,672,542 shares were tendered, representing approximately 38% of the Fund’s common shares outstanding. Properly tendered shares were repurchased at $20.0081 per share, which was the NAV of the Fund as of the close of ordinary trading on the New York Stock Exchange on August 14, 2024. As a result of the successful completion of the tender offer, the restructuring of the Fund was completed and on August 19, 2024, the following changes became effective.
The Fund’s declaration of trust was amended to eliminate the term of the Fund.
The Fund’s name changed from Nuveen Preferred and Income Term Fund to Nuveen Preferred Securities & Income Opportunities Fund.
Nuveen Fund Advisors, LLC, the investment adviser to the Fund, will waive 50% of the Fund’s net management fees beginning August 19,
2024, and continuing over the first year following the elimination of the term.
Fund Mergers:
Effective prior to opening of business on November 6, 2023, Nuveen Preferred & Income Securities Fund (JPS) and Nuveen Preferred
and Income Fund (JPT) (the “Target Funds”) were each merged into JPC (the “Acquiring Fund”) (each a “Merger”). With respect to each Merger of a Target Fund with and into the Acquiring Fund, the separate legal existence of the Target Fund ceased for all purposes and the Acquiring Fund succeeded to all the assets and assumed all the liabilities of the Target Fund. Shares of the Target Fund were converted into newly issued shares of the Acquiring Fund. Holders of common shares of the Target Fund received newly issued common shares of the Acquiring Fund, the aggregate NAV of which was equal to the aggregate NAV of the common shares of the Target Fund held immediately prior to the Merger (including for this purpose fractional Acquiring Fund shares to which shareholders were entitled). For accounting and performance reporting purposes, the Acquiring Fund is the survivor.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Notes to Financial Statements
(continued)
Compensation:
The Funds pay no compensation directly to those of its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Common Shareholders:
Distributions to common shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
The Funds' distribution policy, which may be changed by the Funds' Board of Trustees (the "Board"), is to make regular monthly cash distributions to holders of their common shares (stated in terms of a fixed cents per common share dividend distributions rate which may be set from time to time).
Each Fund intends to distribute all or substantially all of its net investment income through its regular monthly distribution and to distribute realized capital gains at least annually. In addition, in any monthly period, to maintain its declared per common share distribution amount, a Fund may distribute more or less than its net investment income during the period. In the event a Fund distributes more than its net investment income during any yearly period, such distributions may also include realized gains and/or a return of capital. To the extent that a distribution includes a return of capital the NAV per share may erode.
Foreign Currency Transactions and Translation:
To the extent that the Funds invest in securities and/or contracts that are denominated in a currency other than U.S. dollars, the Funds will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the foreign currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value against a foreign currency, the Funds’ investments denominated in that currency will lose value because their currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value.
Investments and other assets and liabilities denominated in foreign currencies are converted into U.S. dollars on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market at the time of valuation. Purchases and sales of investments and income denominated in foreign currencies are translated into U.S. dollars on the respective dates of such transactions.
The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with
(i) investments and (ii) other assets and liabilities are recognized as a component of “Change in net unrealized appreciation (depreciation) of foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in net unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
As of the end of the reporting period, the percentage of investments in non-U.S. securities for JPC, JPI and NPFD are as follows:
JPC Value
% of Total
Investments
Country:
United Kingdom $ 545,006,044 13.3%
France 363,346,163 8.8
Canada 233,713,172 5.7
Spain 174,836,888 4.3
Switzerland 157,997,213 3.8
Netherlands 86,580,205 2.1
Germany 63,590,453 1.5
Australia 51,217,240 1.2
Ireland 41,208,562 1.0
Other 114,354,555 2.8
Total non-U.S. Securities $1,831,850,495 44.5%

Foreign Taxes:
The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnifications:
Under the Funds' organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Trade date for senior and subordinated loans purchased in the “primary market” is considered the date on which the loan allocations are determined. Trade date for senior and subordinated loans purchased in the “secondary market” is the date on which the transaction is entered into. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recorded on the ex-dividend date and recorded at fair value. Interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Rehypothecation income is comprised of fees earned in connection with the rehypothecation of pledged collateral as further described later in these Notes to Financial Statements. Fee income consists primarily of amendment fees, when applicable. Amendment fees are earned as compensation for evaluating and accepting changes to an original senior loan agreement and are recognized when received. Fee income and amendment fees, if any, are recognized as “Fees” on the Statement of Operations.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”).
Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged , are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to
Financial Statements.
JPI Value
% of Total
Investments
Country:
United Kingdom $ 63,334,933 14.2%
France 37,217,280 8.4
Canada 22,451,631 5.0
Spain 21,183,696 4.8
Switzerland 19,991,069 4.5
Netherlands 10,914,060 2.4
Germany 7,925,319 1.8
Italy 4,523,066 1.0
Ireland 4,137,456 0.9
Other 13,635,149 3.1
Total non-U.S. Securities $205,313,659 46.1%
NPFD Value
% of Total
Investments
Country:
Canada $ 66,805,894 8.7%
United Kingdom 62,339,029 8.1
France 35,415,457 4.6
Switzerland 20,728,475 2.7
Spain 19,371,844 2.5
Netherlands 9,881,207 1.3
Germany 8,047,671 1.1
Ireland 6,633,800 0.9
Australia 6,130,191 0.8
Other 16,230,034 2.1
Total non-U.S. Securities $251,583,602 32.8%

Notes to Financial Statements
(continued)
Segment Reporting:
In November 2023, the FASB issued Accounting Standard Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280)
Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 also requires a public entity that has a single reportable segment to provide all the disclosures required by the amendments in ASU 2023-07 and all existing segment disclosures in Topic
280. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Funds adopted ASU 2023-07 during the current reporting period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial positions or the results of their operations.
The officers of the Funds act as the chief operating decision maker (“CODM”). Each Fund represents a single operating segment. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as
Level 1.
Swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Swaps are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
JFR
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$25 Par (or similar) Retail Preferred $ – $ 592,432 $ – $ 592,432
Asset-Backed Securities – 11,893,598 – 11,893,598
Common Stocks 6,803,286 16,068,370 596,969 23,468,625
Corporate Bonds – 218,161,053 – 218,161,053
Variable Rate Senior Loan Interests – 1,736,014,883 599 1,736,015,482
Warrants – 527,056 21,053 548,109
Short-Term Investments:
Investment Companies 69,265,042 – – 69,265,042
Total $ 76,068,328 $ 1,983,257,392 $ 618,621 $ 2,059,944,341
JQC
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Asset-Backed Securities $ – $ 61,069,302 $ – $ 61,069,302
Common Stocks 841,366 8,834,713 24,743 9,700,822
Corporate Bonds – 299,083,189 – 299,083,189
Variable Rate Senior Loan Interests – 910,471,964 302 910,472,266
Warrants – – 46 46
Short-Term Investments:
Investment Companies 26,667,178 – – 26,667,178
Total $ 27,508,544 $ 1,279,459,168 $ 25,091 $ 1,306,992,803
JPC
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred $ – $ 2,196,694,380 $ – $ 2,196,694,380
$25 Par (or similar) Retail Preferred 337,436,350 – – 337,436,350
Common Stocks 4,542 – – 4,542
Contingent Capital Securities – 1,435,962,875 – 1,435,962,875
Convertible Preferred Securities 21,365,342 – – 21,365,342
Corporate Bonds – 70,206,175 6,002,900 76,209,075
U.S. Government and Agency Obligations – 15,151,312 – 15,151,312
Short-Term Investments:
Repurchase Agreements – 28,656,420 – 28,656,420
Investments in Derivatives:
Futures Contracts* (2,241,966) – – (2,241,966)
Interest Rate Swaps* – 13,041,892 – 13,041,892
Total $ 356,564,268 $ 3,759,713,054 $ 6,002,900 $ 4,122,280,222
JPI
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred $ – $ 223,178,870 $ – $ 223,178,870
$25 Par (or similar) Retail Preferred 45,485,315 – – 45,485,315
Contingent Capital Securities – 166,383,632 – 166,383,632
Corporate Bonds – – 3,005,800 3,005,800
U.S. Government and Agency Obligations – 4,818,673 – 4,818,673
Short-Term Investments:
Repurchase Agreements – 2,700,000 – 2,700,000
Total $ 45,485,315 $ 397,081,175 $ 3,005,800 $ 445,572,290

Notes to Financial Statements
(continued)
The Funds hold liabilities in preferred shares, where applicable, which are not reflected in the tables above. The fair values of the Funds’ liabilities for preferred shares approximate their liquidation preference. Preferred shares are generally classified as Level 2 and further described in these Notes to
Financial Statements.
The following is a reconciliation of the Funds’ Level 3 investments held at the beginning and end of the measurement period:
NPFD
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred $ – $ 534,571,653 $ – $ 534,571,653
$25 Par (or similar) Retail Preferred 66,487,705 – – 66,487,705
Contingent Capital Securities – 154,968,354 – 154,968,354
Corporate Bonds – – 2,063,900 2,063,900
U.S. Government and Agency Obligations – 5,976,567 – 5,976,567
Short-Term Investments:
Repurchase Agreements – 3,200,000 – 3,200,000
Total $ 66,487,705 $ 698,716,574 $ 2,063,900 $ 767,268,179
* Represents net unrealized appreciation (depreciation).
JFR
Level 3
Common
Stocks
Variable Rate
Senior Loan
Interests
Corporate
Bonds Warrants
Balance at the beginning of period $15,680,702 $963,764 $963,624 $16,278
Gains (losses):
Net realized gains (losses) (6,251,839) (869,683) (869,683) -
Change in net unrealized appreciation (depreciation) (8,831,894) 88,117 151,260 4,775
Purchases at cost - 44,808 - -
Sales at proceeds - (486,275) (486,275) -
Net discounts (premiums) - 259,415 241,074 -
Transfers into - 453 - -
Transfers (out of) - - - -
Balance at the end of period $596,969 $599 - $21,053
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $- $(204,159) $- $4,775
JQC
Level 3
Common Stocks
Variable Rate
Senior Loan
Interests Warrants
Balance at the beginning of period $5,603,105 $- $46
Gains (losses):
Net realized gains (losses) (2,312,143) - -
Change in net unrealized appreciation (depreciation) (3,266,219) - -
Purchases at cost - - -
Sales at proceeds - - -
Net discounts (premiums) - - -
Transfers into - 302 -
Transfers (out of) - - -
Balance at the end of period $24,743 $302 $46
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $- $(94,089) $-

The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the reporting period, were as follows:
JPC
Level 3
Corporate Bonds
Balance at the beginning of period $-
Gains (losses):
Net realized gains (losses) -
Change in net unrealized appreciation (depreciation) -
Purchases at cost -
Sales at proceeds -
Net discounts (premiums) -
Transfers into 6,002,900
Transfers (out of) -
Balance at the end of period $6,002,900
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $(600,290)
JPI
Level 3
Corporate Bonds
Balance at the beginning of period $-
Gains (losses):
Net realized gains (losses) -
Change in net unrealized appreciation (depreciation) -
Purchases at cost -
Sales at proceeds -
Net discounts (premiums) -
Transfers into 3,005,800
Transfers (out of) -
Balance at the end of period $3,005,800
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $(300,580)
NPFD
Level 3
Corporate Bonds
Balance at the beginning of period $-
Gains (losses):
Net realized gains (losses) -
Change in net unrealized appreciation (depreciation) -
Purchases at cost -
Sales at proceeds -
Net discounts (premiums) -
Transfers into 2,063,900
Transfers (out of) -
Balance at the end of period $2,063,900
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $(206,390)
Fund Asset Class Market Value Techniques
Unobservable
Inputs Range
Weighted
Average
JFR Common Stocks $597,568 Expected Recovery Recovery Proceeds $0.01-$8.00 $2.04
Enterprise Value Acquisition Cost $1,000.00 N/A
Warrants $21,053 Expected Recovery Recovery Proceeds $0.25-$0.35 $0.30
Total $618,621
JQC Common Stocks $25,091 Expected Recovery Recovery Proceeds $0.01-$8.00 $2.04
Enterprise Value Acquisition Cost $1,000.00 N/A
JPC Corporate Bonds $6,002,900 Indicative Trade Broker Quote $10.00 N/A
JPI Corporate Bonds $3,005,800 Indicative Trade Broker Quote $10.00 N/A
NPFD Corporate Bonds $2,063,900 Indicative Trade Broker Quote $10.00 N/A

Notes to Financial Statements
(continued)
The table below presents the transfers in and out of the three valuation levels for the Funds as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
4. Portfolio Securities
Unfunded Commitments:
Pursuant to the terms of certain of the variable rate senior loan agreements, JFR and JQC may have unfunded senior loan commitments. Each Fund will maintain with its custodian, cash, liquid securities and/or liquid senior loans having an aggregate value at least equal to the amount of unfunded senior loan commitments. As of the end of the reporting period, JFR and JQC’s outstanding unfunded senior loan commitments were as follows:
Participation Commitments:
With respect to the senior loans held in JFR and JQC’s portfolio, the Funds may: 1) invest in assignments; 2) act as a participant in primary lending syndicates; or 3) invest in participations. If a Fund purchases a participation of a senior loan interest, the Funds would typically enter into a contractual agreement with the lender or other third party selling the participation, rather than directly with the borrower. As such, the Funds not only assume the credit risk of the borrower, but also that of the selling participant or other persons interpositioned between the
Fund and the borrower. As of the end of the reporting period, the Funds had no such outstanding participation commitments.
Repurchase Agreements:
In connection with transactions in repurchase agreements, it is each Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.
Level 1
Level 2 Level 3
JFR Transfers In (Transfers Out) Transfers In (Transfers Out) Transfers In (Transfers Out)
Variable Rate Senior Loan
Interest $- $- $- $(453) $453 $-
Level 1
Level 2 Level 3
JQC Transfers In (Transfers Out) Transfers In (Transfers Out) Transfers In (Transfers Out)
Variable Rate Senior Loan
Interest $- $- $- $(302) $302 $-
Level 1
Level 2 Level 3
JPC Transfers In (Transfers Out) Transfers In (Transfers Out) Transfers In (Transfers Out)
Corporate Bonds $- $- $- $(6,002,900) $6,002,900 $-
Level 1
Level 2 Level 3
JPI Transfers In (Transfers Out) Transfers In (Transfers Out) Transfers In (Transfers Out)
Corporate Bonds $- $- $- $(3,005,800) $3,005,800 $-
Level 1
Level 2 Level 3
NPFD Transfers In (Transfers Out) Transfers In (Transfers Out) Transfers In (Transfers Out)
Corporate Bonds $- $- $- $(2,063,900) $2,063,900 $-
Fund
Outstanding Unfunded Senior Loan
Commitments
JFR $ 1,050,230
JQC 598,396
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
JPC Fixed Income Clearing Corporation $ 28,656,420 $ (29,229,823)
JPI Fixed Income Clearing Corporation 2,700,000 (2,754,095)
NPFD Fixed Income Clearing Corporation 3,200,000 (3,264,137)

Zero Coupon Securities:
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales:
Long-term purchases and sales (excluding in-kind transactions, where applicable) during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Futures Contracts:
During the current fiscal period, JPC used U.S. Treasury futures as part of an overall portfolio construction strategy to manage portfolio duration and yield curve exposure.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-
to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” and is recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of
Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
Interest Rate Swap Contracts:
During the current fiscal period, JPC used interest rate swap contracts to partially hedge their interest cost of leverage.
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
JFR
$ 322,890,395 $ 295,708,412
JQC
201,977,170 201,364,597
JPC
604,681,539 666,236,159
JPI
103,760,214 127,563,197
NPFD
160,673,858 166,669,531
Fund
Average Notional Amount of Futures
Contracts Outstanding
*
JPC $ 213,320,566
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

Notes to Financial Statements
(continued)
Interest rate swap contracts involve the Fund’s agreement with the counterparty to pay or receive a fixed rate payment in exchange for the counterparty receiving or paying a variable rate payment. Forward interest rate swap contracts involve the Fund’s agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Fund a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the “effective date”).
Upon entering into an interest rate swap contract (and beginning on the effective date for a forward interest rate swap contract), the Fund accrues the fixed rate payment expected to be paid or received and the variable rate payment expected to be received or paid on the interest rate swap contracts on a daily basis, and recognizes the daily change in the fair value of the Fund’s contractual rights and obligations under the contracts.
The amount of the payment obligation for an interest rate swap is based on the notional amount and the termination date of the contract. Interest rate swap contracts do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss on such transactions is limited to the net amount of interest payments that the Fund is to receive from the counterparty. Payments paid (received) at the beginning of the measurement period are reflected as swap premiums paid (received) on the Statement of Assets and Liabilities, when applicable. Interest rate swaps can be settled either directly with the counterparty (“OTC”) or through a central clearinghouse (“centrally cleared”). For OTC swaps, the daily change in the market value of the swap contract, along with any daily interest fees accrued, are recognized as unrealized appreciation (depreciation)
on interest rate swaps contracts on the Statement of Assets and Liabilities.
Upon the execution of a centrally cleared swap, a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities. The Fund and
the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the swap contracts. These daily cash settlements are known as “variation margin” and is recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on interest rate swaps contracts.
Changes in the value of the swap contracts during the fiscal period are recognized as net unrealized appreciation (depreciation) of swaps contracts on the Statement of Operations. The net amount of periodic payments settled in cash are recognized as net realized gain (loss) from swap contracts on the Statement of Operations, in addition to the net realized gain or loss recorded upon the termination of the swap contract.
The average notional amount of interest rate swap contracts outstanding during the current fiscal period was as follows:
The following table presents the swap contracts subject to netting agreements and the collateral delivered related to those swap contracts as of the end of the reporting period.
As of the end of the reporting period, the Funds have invested in derivative contracts which are reflected in the Statement of Assets and Liabilities as follows:
During the current fiscal period, the effect of derivative contracts on the Funds’ Statements of Operations was as follows:
Fund
Average Notional Amount of Interest Rate
Swap Contracts Outstanding
*
JPC $ 936,500,000
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Fund Counterparty
Gross Unrealized
Appreciation Interest
Rate Swaps***
Gross Unrealized
(Depreciation) Interest
Rate Swaps***
Net Unrealized Appreciation
(Depreciation) on Interest
Rate Swaps
Collateral
Pledged to (from)
Counterparty Net Exposure
JPC
Morgan Stanley Capital
Services LLC $ 13,041,892 $ -   $ 13,041,892 $ (13,458,799) $ (416,907)
***  Represents gross unrealized appreciation (depreciation) for the counterparty as reported in the Fund's Portfolio of Investments.
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
JPC
Futures Contracts Interest rate - $ – Unrealized depreciation on futures contracts
*
$ (2,241,966)
Interest Rate Swaps Interest rate Unrealized appreciation on interest rate swaps contracts
13,041,892 - –
1 1 1 1 1 1 1 1
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected in the accompanying
Statements of Assets and Liabilities is only the receivable or payable for variation margin on open futures contracts.

Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Common Shares
Tender Offer
The Board authorized JPI to conduct a tender offer pursuant to which the Fund offered to purchase up to 100% of its then outstanding shares for cash on a pro rata basis at a price per share equal 100% of the NAV per share as determined as of the close of regular trading on the NYSE on the expiration date of the tender offer.
On July 17, 2024, Nuveen announced the Fund’s tender offer, which commenced on July 17, 2024 and expired on August 14, 2024. Details of the tender offer from participating shareholders during the current reporting period were as follows:
Common Shares Equity Shelf Programs and Offering Costs:
JPC has filed a registration statement with the Securities and Exchange Commission
("SEC") authorizing the Fund to issue additional common shares through one or more equity shelf programs (“Shelf Offering”), which became effective with the SEC during a prior fiscal period.
Under this Shelf Offering, the Fund, subject to market conditions, may raise additional equity capital by issuing additional common shares from time to time in varying amounts and by different offering methods at a net price at or above Fund’s NAV per common share. In the event the Fund’s
Shelf Offering registration statement is no longer current, the Fund may not issue additional common shares until a post-effective amendment to the registration statement has been filed with the SEC.
Maximum aggregate offering, common shares sold and offering proceeds, net of offering costs under the Fund’s Shelf Offering during the Fund’s current and prior fiscal period were as follows:
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in
Unrealized
Appreciation
(Depreciation)
JPC
Futures contracts Interest rate $ 1,133,461 $ (8,802,229)
Swap contracts Interest rate 14,891,875 (13,382,464)
JPI
Number of common shares outstanding before tender offer 22,772,419
Number of common shares authorized for tender offer 8,672,542
Percentage of common shares outstanding tendered 38%
Purchase price (100% of share NAV on expiration date) 20.0081
Number of common shares outstanding after tender offer 14,099,877
JPC
Six Months
Ended
1/31/25
Year Ended
7/31/24
Maximum aggregate offering Unlimited Unlimited
Common shares sold 1,683,000 –
Offering proceeds, net of offering costs $13,454,152 $–

Notes to Financial Statements
(continued)
Costs incurred by the Funds in connection with their initial shelf registrations are recorded as a prepaid expense and recognized as “Deferred offering costs” on the Statement of Assets and Liabilities. These costs are amortized pro rata as common shares are sold and are recognized as a component of “Proceeds from shelf offering, net of offering costs” on the Statement of Changes in Net Assets. Any deferred offering costs remaining after the effectiveness of the initial shelf registration will be expensed. Costs incurred by the Funds to keep the shelf registration current are expensed as incurred and recognized as a component of “Other expenses” on the Statement of Operations.
Common Share Transactions:
Transactions in common shares for the Funds during the Funds’ current and prior fiscal period, where applicable, were as follows:
Preferred Shares
Taxable Fund Preferred Shares:
JFR, JQC, JPC and NPFD have issued and have outstanding Taxable Fund Preferred (“TFP”) Shares, with a $1,000 liquidation preference per share. These TFP Shares were issued via private placement and are not publicly available.
The Fund is obligated to redeem its TFP Shares by the date as specified in its offering documents (“Term Redemption Date”), unless earlier redeemed by the Fund. TFP Shares are initially issued in a pre-specified mode, however, TFP Shares can be subsequently designated as an alternative mode at a later date at the discretion of the Funds. The modes within TFP Shares detail the dividend mechanics and are described as follows. At a subsequent date, the Funds may establish additional mode structures with the TFP Share.
• Variable Rate Mode (“VRM”) – Dividends for TFP Shares designated in this mode are based upon a short-term index plus an additional fixed
“spread" amount established at the time of issuance or renewal / conversion of its mode. At the end of the period of the mode, the Fund will be required to either extend the term of the mode, designate an alternative mode or redeem the TFP Shares.
The fair value of TFP Shares while in VRM are expected to approximate their liquidation preference so long as the fixed “spread” on the shares remains roughly in line with the “spread’ being demanded by investors on instruments having similar terms in the current market. During the current reporting period, the Adviser determined that the fair value of the shares approximated their liquidation preference.
• Variable Rate Demand Mode (“VRDM”) – Dividends for TFP Shares designated in this mode will be established by a remarketing agent; therefore, the market value of the TFP Shares is expected to approximate its liquidation preference. While in this mode, shares will have an unconditional liquidity feature that enable its shareholders to require a liquidity provider, which each Fund has entered into a contractual agreement, to purchase shares in the event that the shares are not able to be successfully remarketed. In the event that shares within this mode are unable to be successfully remarketed and are purchased by the liquidity provider, the dividend rate will be the maximum rate which is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the shares. Each Fund is required to redeem any shares that are still owned by a liquidity provider after six months of continuous, unsuccessful remarketing.
The Funds will pay a liquidity and remarketing fee on the aggregate principal amount of all TFP Shares while within VRDM. Payments made by the
Funds to the liquidity provider and remarketing agent are recognized as “Liquidity fees” and “Remarketing fees”, respectively, on the Statement of
Operations.
For financial reporting purposes, the liquidation preference of TFP Shares is recorded as a liability and is recognized as a component of “TFP Shares, net” on the Statement of Assets and Liabilities. Dividends on the TFP shares are treated as interest payments for financial reporting purposes.
Unpaid dividends on TFP shares are recognized as a component on “Interest payable” on the Statement of Assets and Liabilities. Dividends accrued on TFP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.
Subject to certain conditions, TFP Shares may be redeemed, in whole or in part, at any time at the option of the Funds. Additionally, TFP Shares in VRM mode are subject to a 60-Day Evergreen tenor. Each Fund may also be required to redeem certain TFP shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share in all circumstances is equal to the liquidation preference per share plus any accumulated but unpaid dividends.
JPC
Six Months
Ended
1/31/25
Year Ended
7/31/24
Common Shares:
Issued in the Merger — 214,414,720
Sold through shelf offering 1,683,000 —
Issued to shareholders due to reinvestment of distributions 49,239 —
Total 1,732,239 214,414,720
Weighted average common share:
Premium to NAV per shelf offering common share sold 0.30% –%
JPI
Six Months
Ended
1/31/25
Year Ended
7/31/24
Common Shares:
Issued to shareholders due to reinvestment of distributions 7,165 —
Repurchased and retired through tender offer (8,672,542) —
Total (8,665,377) —

Cost incurred by each Fund in connection with its offerings of TFP Shares, which were recorded as a deferred charge and are being amortized over the life of the shares. These offering costs are recognized as a component of “TFP Shares, Net” on the Statement of Assets and Liabilities and
“Interest expense and amortization of offering costs” on the Statement of Operations.
As of the end of the reporting period, JFR, JQC, JPC, and NPFD had of $283,785,008, $139,265,370, $418,549,387 and $84,524,246 respectively,
TFP Shares at liquidation preference, net of deferred offering costs. Further details of the Funds’ TFP Shares outstanding as of the end of the reporting period, were as follows:
The average liquidation preference of TFP Shares outstanding and the annualized dividend rate for the Funds during the current fiscal period were as follows:
Preferred Share Transactions:
Transactions in preferred shares during the Funds' current and prior fiscal period, where applicable, are noted in the following tables.
Transactions in TFP Shares for the Funds, where applicable, were as follows:
* Issued in the Merger
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
Fund Series
Shares
Outstanding
Liquidation
Preference
Term
Redemption
Date Mode
JFR A 170,000 $ 170,000,000 $ January 1, 2031 VRDM
B 115,000 115,000,000 December 1,2030 VRM
JQC A 140,000 $ 140,000,000 July 1, 2032 VRDM
JPC A 150,000 $ 150,000,000 August 1, 2037 VRDM
B 270,000 270,000,000 July 1, 2032 VRDM
NPFD A 85,000 $ 85,000,000 February 1, 2034 VRDM
JFR JQC JPC NPFD
Average liquidation preference of TFP Shares outstanding $285,000,000 $140,000,000 $420,000,000 $85,000,000
Average dividend rate 5.46% 5.05% 5.05% 5.04%
Year Ended July 31, 2024
JFR Series Shares Amount
TFP Shares Issued A 70,000 $70,000,000
TFP Shares Redeemed C (70,000) (70,000,000)
Year Ended July 31, 2024
JPC Series Shares Amount
TFP Shares Issued* B 270,000 $270,000,000
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
JFR
$ 2,093,068,581 $ 43,965,470 $ (77,089,710) $ (33,124,240)
JQC
1,314,057,234 29,482,071 (36,546,502) (7,064,431)
JPC
4,101,517,493 122,059,279 (101,296,550) 20,762,729
JPI
462,339,295 12,831,200 (29,598,205) (16,767,005)
NPFD
803,989,301 11,537,515 (48,258,637) (36,721,122)

Notes to Financial Statements
(continued)
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Sub-
Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedules:
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
JFR
$ — $ — $ (34,948,246) $ (373,423,974) $ — $ (11,394,776) $ (419,766,996)
JQC
— — (16,082,471) (315,732,242) — (7,322,902) (339,137,615)
JPC
19,751,674 — (34,195,528) (435,299,708) — (21,582,854) (471,326,416)
JPI
— — (21,647,661) (58,095,196) — (2,231,697) (81,974,554)
NPFD
— — (56,589,504) (51,394,991) — (4,047,494) (112,031,989)
Fund
Short-Term Long-Term Total
JFR
1
$ 35,842,447 $ 337,581,527 $ 373,423,974
JQC
45,322,422 270,409,820 315,732,242
JPC
1
66,999,115 368,300,593 435,299,708
JPI
9,974,787 48,120,409 58,095,196
NPFD
10,606,011 40,788,980 51,394,991
1
A portion of JFR's and JPC's capital loss carryforwards is subject to an annual limitation under the Internal Revenue Code and related regulations.
Average Daily Managed Assets* JFR JQC JPI NPFD
For the first $500 million 0.6500% 0.6800% 0.7000% 0.7500%
For the next $500 million 0.6250 0.6550 0.6750 0.7250
For the next $500 million 0.6000 0.6300 0.6500 0.7000
For the next $500 million 0.5750 0.6050 0.6250 0.6750
For managed assets over $2 billion 0.5500 0.5800 0.6000 0.6500
Average Total Daily Managed Assets*
JPC
Fund-Level Fee
Rate
For the first $500 million 0.6800%
For the next $500 million 0.6550
For the next $500 million 0.6300
For the next $500 million 0.6050
For the next $750 million 0.5800
For the next $750 million 0.5550
For the next $1.5 billion 0.5300
For managed assets over $5 billion 0.5050

The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
As of January 31, 2025, the annual complex-level fee for each Fund was as follows:
Beginning August 19, 2024, and for a one-year period, the Adviser is waiving 50% of JPI’s net management fees.
9. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Funds to some risk of loss. These could include recourse arrangements for certain agreements related to preferred shares, which are described elsewhere in these Notes to Financial Statements.
The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the
Funds did not have any unfunded commitments other than those disclosed in the Notes to Financial Statements, when applicable.
From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds' rights under contracts. As of the end of the reporting period, management has determined that any legal proceeding(s)
the Funds are subject to, including those described within this report, are unlikely to have a material impact to any of the Funds’ financial statements.
10. Borrowings Arrangements and Reverse Repurchase Agreements
Borrowings:
Each Fund entered into a borrowing arrangement (“Borrowings”) as a means of leverage. As of the end of the reporting period, each
Fund’s maximum commitment amount under these Borrowings is as follows:
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300
Fund
Complex-Level Fee
JFR
0.1574%
JQC
0.1574%
JPC
0.1574%
JPI
0.1574%
NPFD
0.1574%
Fund
Maximum
Commitment
Amount
JFR
$ 550,000,000
JQC
235,000,000
JPC
715,000,000
JPI
135,000,000
NPFD
190,000,000

Notes to Financial Statements
(continued)
As of the end of the reporting period, each Fund’s outstanding balance on its Borrowings was as follows:
For JFR, interest is charged at a rate equal to 1-Month Term SOFR plus 0.95%. JFR accrues 0.15% per annum on the undrawn balance if the undrawn portion of the Borrowings on a particular day is more than the maximum commitment amount. Interest is charged on the Borrowings at a rate per annum equal to the daily SOFR plus 1.10% for JQC and the Fund accrues 1.10% per annum on any positive difference between 90% of the maximum commitment amount and the daily drawn amount
For JPC and JPI funds, interest is charged on these Borrowings at OBFR (“Overnight Bank Funding Rate”) plus 0.85% per annum on the amounts borrowed. For NPFD, interest is charged on these Borrowings at OBFR plus 0.75% per annum on the amounts borrowed and 0.25% per annum on the undrawn balance if the undrawn portion of the Borrowings on a particular day is more than 25% of the maximum commitment amount.
During the current fiscal period, the average daily balance outstanding and average annual interest rate on each Fund’s Borrowings were as follows:
Other Borrowings Information for the Funds:
In order to maintain these Borrowings, the Funds must meet certain collateral, asset coverage and other requirements. The Funds’ borrowings outstanding are fully secured by eligible securities held in each Fund’s portfolio of investments.
(“Pledged Collateral”) Borrowings outstanding are recognized as “Borrowings” on the Statement of Assets and Liabilities. Interest expense incurred on the borrowed amount and undrawn balance and amendment fees are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.
Rehypothecation :
JPC and JPI have each entered into a Rehypothecation Side Letter (“Side Letter”) with its prime brokerage lender, allowing it to re-register the Pledged Collateral in its own name or in a name other than the Funds’ to pledge, re-pledge, hypothecate, rehypothecate, sell, lend or otherwise transfer or use the Pledged Collateral (the “Hypothecated Securities”) with all rights of ownership as described in the Side Letter. Subject to certain conditions, the total value of the outstanding Hypothecated Securities shall not exceed the lesser of (i) 98% of the outstanding balance on the Borrowings to which the Pledged Collateral relates and (ii) 33
1⁄3
% of the Funds’ total assets. The Funds may designate any Pledged Collateral as ineligible for rehypothecation. The Funds may also recall Hypothecated Securities on demand.
The Funds also have the right to apply and set-off an amount equal to one-hundred percent (100%) of the then-current fair market value of such
Pledged Collateral against the current Borrowings under the Side Letter in the event that the prime brokerage lender fails to timely return the
Pledged Collateral and in certain other circumstances. In such circumstances, however, the Funds may not be able to obtain replacement financing required to purchase replacement securities and, consequently, the Funds’ income generating potential may decrease. Even if a Fund is able to obtain replacement financing, it might not be able to purchase replacement securities at favourable prices.
The Funds will receive a fee in connection with the Hypothecated Securities (“Rehypothecation Fees”) in addition to any principal, interest, dividends and other distributions paid on the Hypothecated Securities.
As of the end of the reporting period, JPC and JPI each had Hypothecated Securities as follows:
JPC and JPI earn Rehypothecation Fees, which are recognized as “Rehypothecation income” on the Statement of Operations. During the current fiscal period, the Rehypothecation Fees earned by each Fund were as follows:
Fund
Outstanding
Balance on
Borrowings
JFR $ 477,200,000
JQC 211,600,000
JPC 689,000,000
JPI 124,000,000
NPFD 174,314,000
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
JFR
184 $ 477,200,000 5.99%
JQC
184 211,600,000 5.99
JPC
184 689,000,000 5.99
JPI
171 119,891,813 5.95
NPFD
184 174,314,000 5.99
JPC
JPI
Hypothecated Securities $515,668,874 $103,670,484

Reverse Repurchase Agreements:
During the current fiscal period, certain funds utilized reverse repurchase agreements as a means of leverage.
Each Fund may enter into a reverse repurchase agreement with brokers, dealers, banks or other financial institutions that have been determined by the Adviser to be creditworthy. In a reverse repurchase agreement, the Fund sells to the counterparty a security that it holds with a contemporaneous agreement to repurchase the same security at an agreed-upon price and date, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Fund. Cash received in exchange for securities delivered, plus accrued interest payments to be made by the Fund to a counterparty, are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recognized as a component of "Interest expense" on the Statement of Operations.
In a reverse repurchase agreement, the Fund retains the risk of loss associated with the sold security. Reverse repurchase agreements also involve the risk that the purchaser fails to return the securities as agreed upon, files for bankruptcy or becomes insolvent. Upon a bankruptcy or insolvency of a counterparty, the Fund is considered to be an unsecured creditor with respect to excess collateral and as such the return of excess collateral may be delayed.
As of the end of the reporting period, the Fund’s outstanding balances on its reverse repurchase agreements were as follows:
dra
* The Fund may repurchase the reverse repurchase agreement prior to the maturity date and/or counterparty may accelerate maturity upon pre-
specified advance notice.
During the current fiscal period, the average daily balance outstanding and average annual interest rate on the Funds’ reverse repurchase agreements were as follows:
The following table presents the reverse repurchase agreements subject to netting agreements and the collateral delivered related to those reverse repurchase agreements.
11. Inter-Fund Borrowing and Lending
Inter-Fund Borrowing and Lending:
The SEC has granted an exemptive order permitting registered open-end and closed-end Nuveen funds to participate in an inter-fund lending facility whereby the Nuveen funds may directly lend to and borrow money from each other for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities “fails,” resulting in an unanticipated cash shortfall) (the “Inter-Fund
Program”). The closed-end Nuveen funds, including the Funds covered by this shareholder report, will participate only as lenders, and not as
JPC
JPI
Rehypothecation Fees $130,062 $16,736
Fund Counterparty Rate
Principal
Amount Maturity Value
Value and Accrued
Interest
JQC Societe Generale SA
Daily SOFR plus
0.85% $ (142,000,000) 4/01/28 $ (142,000,000) $ (142,674,342)
JPC BNP Paribas SA 5.13% (319,000,000) T+29 Days (319,000,000) (320,409,183)
JPC Royal Bank of Canada 4.96% (150,853,000) 2/07/25 (150,853,000) (151,372,605)
Total $(469,853,000) $(469,853,000) $(471,781,788)
JPI BNP Paribas SA 5.13% (41,000,000) T+29 Days (41,000,000) (41,338,116)
NPFD Royal Bank of Canada 5.11% (27,592,000) 3/06/25 (27,592,000) (27,817,350)
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
JQC 184 $ (142,000,000) 5.83%
JPC 184 (467,570,391) 5.95
JPI 184 (37,415,205) 6.41
NPFD 184 (26,543,087) 5.62
Fund Counterparty
Reverse
Repurchase
Agreements***
Collateral
Pledged to
Counterparty
JQC Societe Generale SA $ (142,674,342) $ (192,780,575)
JPC BNP Paribas SA (320,409,183) (688,430,243)
JPC Royal Bank of Canada (151,372,605) (183,350,098)
Total $ (471,781,788) $ (871,780,341)
JPI BNP Paribas SA (41,338,116) (97,392,959)
NPFD Royal Bank of Canada (27,817,350) (38,202,102)
*** Represents gross value and accrued interest for the counterparty as reported in the preceding table.

Notes to Financial Statements
(continued)
borrowers, in the Inter-Fund Program because such closed-end funds rarely, if ever, need to borrow cash to meet redemptions. The Inter-Fund
Program is subject to a number of conditions, including, among other things, the requirements that (1) no fund may borrow or lend money through the Inter-Fund Program unless it receives a more favorable interest rate than is typically available from a bank or other financial institution for a comparable transaction; (2) no fund may borrow on an unsecured basis through the Inter-Fund Program unless the fund’s outstanding borrowings from all sources immediately after the inter-fund borrowing total 10% or less of its total assets; provided that if the borrowing fund has a secured borrowing outstanding from any other lender, including but not limited to another fund, the inter-fund loan must be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value; (3) if a fund’s total outstanding borrowings immediately after an inter-fund borrowing would be greater than 10% of its total assets, the fund may borrow through the inter-fund loan on a secured basis only; (4)
no fund may lend money if the loan would cause its aggregate outstanding loans through the Inter-Fund Program to exceed 15% of its net assets at the time of the loan; (5) a fund’s inter-fund loans to any one fund shall not exceed 5% of the lending fund’s net assets; (6) the duration of inter-
fund loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days; and (7) each inter-fund loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund. In addition, a Nuveen fund may participate in the Inter-Fund Program only if and to the extent that such participation is consistent with the fund’s investment objective and investment policies. The Board is responsible for overseeing the Inter-Fund Program.
The limitations detailed above and the other conditions of the SEC exemptive order permitting the Inter-Fund Program are designed to minimize the risks associated with Inter-Fund Program for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at a higher rate or take other actions to payoff such loan if an inter-fund loan is not available from another fund. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
During the current reporting period, none of the Funds covered by this shareholder report have entered into any inter-fund loan activity.
12. Subsequent Events
JFR – Rights offering:
On January 8, 2025, the Board approved the terms of the issuance of transferable rights (“Rights”) to the holders of the Fund’s common shares (par value $0.01 per share) (“Common Shares”) as of January 21, 2025 (the “Record Date”). Holders of Common Shares on the
Record Date (“Record Date Shareholders”) received one Right for each outstanding Common Share owned on the Record Date. The Rights entitled the holders to purchase one new Common Share for every 5 Rights held (1-for-5), for an aggregate of up to an additional 26,911,238 Common
Shares.
Holders of Rights were entitled to subscribe for additional Common Shares (the “Offer”) at a discount to the market price of the Common Shares, prior to 5:00 p.m., Eastern time, on February 19, 2025 (the “Expiration Date”). The subscription price per Common Share (the “Subscription Price”)
was $8.20 per Common Share, which was equal to 90% of the Fund’s net asset value per Common Share at the close of trading on the NYSE on the
Expiration Date. The gross proceeds of the Offer were approximately $220.7 million (including oversubscription requests and notices of guaranteed delivery).
The Offer was over-subscribed; however, the Fund did not exercise the secondary privilege. The available primary over-subscription shares were allocated pro-rata among those fully exercising record date shareholders who over-subscribed based on the number of rights originally issued to them by the Fund. The Fund returned to those investors that submitted over-subscription requests the full amount of their excess payments. The
Common Shares subscribed for were issued on February 25, 2025, after completion of the pro-rata allocation of Common Shares in respect of the primary oversubscription privilege and receipt of all shareholder payments.
JFR - Borrowing Arrangement:
During March 2025, the Fund amended its Borrowings, at which time the maximum commitment amount was increased to $660,000,000, all other terms remained unchanged.
JQC – Rights Offering:
On March 19, 2025, the Board approved the terms of the issuance of Rights to the holders of the Fund’s Common Shares as of
March 31, 2025 (the “Record Date”). Holders of Rights will be entitled to subscribe for additional Common shares (the “Offer”) at a discount to the market price of the Common Shares.
After considering a number of factors, including potential benefits and costs, the Board and the Adviser, determined that the Offer will benefit both the Fund and its common shareholders and increase the assets of the Fund available to take advantage of existing investment opportunities, consistent with the Fund’s investment objective of providing shareholders with a high level of current income and its secondary investment objective of total return.
Certain key terms of the Offer include:
Holders of Common Shares on the Record Date (“Record Date Shareholders”) will receive one Right for each outstanding Common Share owned on the Record Date. The Rights entitle the holders to purchase one new Common Share for every five Rights held (1-for-5).

The subscription price per Common Share (the “Subscription Price”) will be determined based upon a formula equal to 95% of the average of the last reported sales price of the Common Shares on the NYSE on the Expiration Date and each of the four preceding trading days
(the “Formula Price”). If, however, the Formula Price is less than 90% of the net asset value per Common Share at the close of trading on the NYSE on the Expiration Date, then the Subscription Price will be 90% of the Fund’s net asset value per Common Share at the close of trading on the NYSE on the Expiration Date. The Rights offering will expire at 5:00 p.m., Eastern time, on April 29, 2025 (the “Expiration
Date”).
Record Date Shareholders who fully exercise all Rights issued to them can subscribe, subject to certain limitations and allotment, for any additional Common Shares which were not subscribed for by other holders of Rights at the Subscription Price, subject to the right of the
Board to eliminate this over-subscription privilege. Investors who are not Record Date Shareholders but who otherwise acquire Rights in the secondary market are not entitled to participate in the over-subscription privilege. If these requests exceed available Common Shares, they will be allocated pro rata among those fully exercising Record Date Shareholders who over-subscribe based on the number of Rights originally issued to them by the Fund.
Rights are transferable and are expected to be admitted for trading on the NYSE under the symbol “JQC RTWI” initially trading “when-
issued” on March 28, 2025. The Rights will begin trading with regular settlement under the symbol “JQC RT” on or about April 2, 2025, and will cease trading at the close on April 28, 2025, one day before the Offer’s Expiration Date. During this time, Record Date Shareholders may also choose to sell their Rights.
More details about the Fund’s rights offering are available on www.nuveen.com/cef.
JPC and JPI – Fund Reorganization:
On March 19, 2025, the merger of JPI into JPC was approved by the Board. The merger is pending shareholder approval and satisfying other closing conditions.

Additional Fund Information
(U
naudited)
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Active Shelf Offering Statement of Additional Information (SAI) for JPC
The SAI for the active shelf offerings
for JPC contains additional information about the Fund’s Board of Trustees. You may obtain a copy of the fund’s SAI without charge, upon request, by calling Nuveen at (312) 917-7700, by writing to the Fund, or on Nuveen’s website at
www.nuveen.com. You may also obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
CEO Certification Disclosure
Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock
Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.
Each Fund has filed with the SEC the certification of its CEO and Chief Financial Officer required by Section 302 of the
Sarbanes-Oxley Act.
Common Share Repurchases
Each Fund intends to repurchase, through its open-market share repurchase program, shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, each Fund repurchased shares of its common stock as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.
FINRA BrokerCheck :
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.
Board of Trustees
Joseph A. Boateng * Michael A. Forrester* Thomas J. Kenny Amy B.R. Lancellotta Joanne T. Medero Albin F. Moschner John K. Nelson
Loren M. Starr Matthew Thornton III Terence J. Toth Margaret L. Wolff Robert L. Young
*Serves as a Trustee to JFR, JQC, JPC and JPI and a consultant to NPFD.
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank
& Trust Company
One Congress Street
Suite 1
Boston, MA 02114-2016
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers
LLP
One North Wacker Drive
Chicago, IL 60606
Transfer Agent and
Shareholder Services
Computershare Trust Company,
N.A.
150 Royall Street
Canton, MA 02021
(800) 257-8787
JFR JQC JPC JPI NPFD
Common shares repurchased 0 0 0 0 0

Glossary of Terms Used in this Report

(U
naudited)
19(a) Notice:
Section 19(a) of the Investment Company Act of 1940 requires that the payment of any distribution which is made from a source other than the fund’s net income be accompanied by a written notice that discloses the estimated sources of such payment.
Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Collateralized Loan Obligation (CLO):
A security backed by a pool of debt, often low rated corporate loans. Collateralized loan obligations (CLOs) are similar to collateralized mortgage obligations, except for the different type of underlying loan.
Contingent Capital Securities ( CoCos ):
CoCos are debt or capital securities of primarily non-U.S. issuers with loss absorption contingency mechanisms built into the terms of the security, for example a mandatory conversion into common stock of the issuer, or a principal write-down, which if triggered would likely cause the CoCo investment to lose value. Loss absorption mechanisms would become effective upon the occurrence of a specified contingency event, or at the discretion of a regulatory body. Specified contingency events, as identified in the CoCo’s governing documents, usually reference a decline in the issuer’s capital below a specified threshold level, and/or certain regulatory events. A loss absorption contingency event for CoCos would likely be the result of, or related to, the deterioration of the issuer’s financial condition and/or its status as a going concern. In such a case, with respect to CoCos that provide for conversion into common stock upon the occurrence of the contingency event, the market price of the issuer’s common stock received by the Acquiring Fund will have likely declined, perhaps substantially, and may continue to decline after conversion. CoCos rated below investment grade should be considered high yield securities, or “junk,” but often are issued by entities whose more senior securities are rated investment grade. CoCos are a relatively new type of security; and there is a risk that CoCo security issuers may suffer the sort of future financial distress that could materially increase the likelihood (or the market’s perception of the likelihood) that an automatic write-down or conversion event on those issuers’ CoCoswill occur. Additionally, the trading behavior of a given issuer’s CoCo may be strongly impacted by the trading behavior of other issuers’ CoCos, such that negative information from an unrelated CoCo security may cause a decline in value of one or more CoCos held by the Fund.
Accordingly, the trading behavior of CoCos may not follow the trading behavior of other types of debt and preferred securities.
Despite these concerns, the prospective reward vs. risk characteristics of at least certain CoCos may be very attractive relative to other fixed-income alternatives.
Duration:
Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond fund’s value to changes when market interest rates change. Generally, the longer a bond’s or fund’s duration, the more the price of the bond or fund will change as interest rates change.
Effective Leverage:
Effective leverage is a fund’s effective economic leverage, and includes both regulatory leverage (see below)
and the leverage effects of certain derivative investments in the fund’s portfolio.
Leverage:
Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100%
of the investment capital.
Net Asset Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.
Regulatory Leverage:
Regulatory leverage consists of preferred shares issued by or borrowings of a fund. Both of these are part of a fund’s capital structure. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
ESA-A-0125P 4212143-0326
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/closed-end-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the Portfolio of Investments filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable to this filing.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

(a)(1) Not applicable to this filing.

(a)(2) Not applicable to this filing.

(a)(3) Not applicable to this filing.

(a)(4) Not applicable to this filing.

(b) As of the date of filing this report, Coale Mechlin was added as a portfolio manager of the Nuveen Floating Rate Income Fund effective December 30, 2024.

Nuveen Fund Advisors, LLC is the registrant’s investment adviser (also referred to as the “Adviser”). The Adviser is responsible for the selection and on-going monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain clerical, bookkeeping and administrative services. The Adviser has engaged Nuveen Asset Management, LLC (“Nuveen Asset Management” or “Sub-Adviser”) as Sub-Adviser to provide discretionary investment advisory services. The following section provides information on the portfolio manager at the Sub-Adviser:

Portfolio Manager Biography

As of the date of filing this report, the following individual at the Sub-Adviser (the “Portfolio Manager”) has primary responsibility for the day-to-day implementation of the registrant’s investment strategies:

Coale Mechlin is a portfolio manager on the leveraged finance investment team at Nuveen, focusing on bank loan strategies. Coale joined Nuveen in 2017 as a research analyst covering the technology sector. In 2021, Coale became an associate portfolio manager for the platform’s bank loan strategy, supporting the lead portfolio manager, and he continues in this capacity as co-portfolio manager. Prior to joining the firm, he was a high yield/senior loan capital markets associate for J.P. Morgan and an analyst for the UBS Investment Bank. Coale graduated with a B.A. in Economics from Wesleyan University.

Other Accounts Managed by Portfolio Manager

Other Accounts Managed. In addition to managing the registrant, the Portfolio Manager is also primarily responsible for the day-to-day portfolio management of the following accounts:

Portfolio Manager	Type of Account Managed	Number of Accounts	Assets*
Coale Mechlin	Registered Investment Company	2	$2.90 billion
	Other Pooled Investment Vehicles	0	$0
	Other Accounts	0	$0

* Assets are as of January 31, 2025. None of the assets in these accounts are subject to an advisory fee based on performance.

Potential Material Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one account. More specifically, portfolio managers who manage multiple accounts are presented a number of potential conflicts, including, among others, those discussed below.

The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Nuveen Asset Management seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most accounts managed by a portfolio manager in a particular investment strategy are managed using the same investment models.

If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one account, an account may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, Nuveen Asset Management has adopted procedures for allocating limited opportunities across multiple accounts.

With respect to many of its clients’ accounts, Nuveen Asset Management determines which broker to use to execute transaction orders, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts, Nuveen Asset Management may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Nuveen Asset Management may place separate, non-simultaneous, transactions for a Fund and other accounts which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other accounts.

Some clients are subject to different regulations. As a consequence of this difference in regulatory requirements, some clients may not be permitted to engage in all the investment techniques or transactions or to engage in these transactions to the same extent as the other accounts managed by a portfolio manager. Finally, the appearance of a conflict of interest may arise where Nuveen Asset Management has an incentive, such as a performance-based management fee, which relates to the management of some accounts, with respect to which a portfolio manager has day-to-day management responsibilities.

Conflicts of interest may also arise when the Sub-Adviser invests one or more of its client accounts in different or multiple parts of the same issuer’s capital structure, including investments in public versus private securities, debt versus equity, or senior versus junior/subordinated debt, or otherwise where there are different or inconsistent rights or benefits. Decisions or actions such as investing, trading, proxy voting, exercising, waiving or amending rights or covenants, workout activity, or serving on a board, committee or other involvement in governance may result in conflicts of interest between clients holding different securities or investments. Generally, individual portfolio managers will seek to act in a manner that they believe serves the best interest of the accounts they manage. In cases where a portfolio manager or team faces a conflict among its client accounts, it will seek to act in a manner that it believes best reflects its overall fiduciary duty, which may result in relative advantages or disadvantages for particular accounts.

Nuveen Asset Management has adopted certain compliance procedures which are designed to address these types of conflicts common among investment managers. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Nuveen Asset Management or its affiliates, including TIAA, sponsor an array of financial products for retirement and other investment goals, and provide services worldwide to a diverse customer base. Accordingly, from time to time, a Fund may be restricted from purchasing or selling securities, or from engaging in other investment activities because of regulatory, legal or contractual restrictions that arise due to another client account’s investments and/or the internal policies of Nuveen Asset Management, TIAA or its affiliates designed to comply with such restrictions. As a result, there may be periods, for example, when Nuveen Asset Management will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which investment limits have been reached.

The investment activities of Nuveen Asset Management or its affiliates may also limit the investment strategies and rights of the Funds. For example, in certain circumstances where the Funds invest in securities issued by companies that operate in certain regulated industries, in certain emerging or international markets, or are subject to corporate or regulatory ownership definitions, or invest in certain futures and derivative transactions, there may be limits on the aggregate amount invested by Nuveen Asset Management or its affiliates for the Funds and other client accounts that may not be exceeded without the grant of a license or other regulatory or corporate consent. If certain aggregate ownership thresholds are reached or certain transactions undertaken, the ability of Nuveen Asset Management, on behalf of the Funds or other client accounts, to purchase or dispose of investments or exercise rights or undertake business transactions may be restricted by regulation or otherwise impaired. As a result, Nuveen Asset Management, on behalf of the Funds or other client accounts, may limit purchases, sell existing investments, or otherwise restrict or limit the exercise of rights (including voting rights) when Nuveen Asset Management, in its sole discretion, deems it appropriate in light of potential regulatory or other restrictions on ownership or other consequences resulting from reaching investment thresholds.

Fund Manager Compensation

As of the most recently completed fiscal year end, the primary Portfolio Manager’s compensation is as follows:

Portfolio manager compensation consists primarily of base salary and variable components consisting of (i) a cash bonus; (ii) a long-term performance award; and (iii) participation in a profits interest plan.

Base salary. A portfolio manager’s base salary is determined based upon an analysis of the portfolio manager’s general performance, experience and market levels of base pay for such position.

Cash bonus. A portfolio manager is eligible to receive an annual cash bonus that is based on three variables: risk-adjusted investment performance relative to benchmark generally measured over the most recent one, three and five year periods (unless the portfolio manager’s tenure is shorter), ranking versus Morningstar peer funds generally measured over the most recent one, three and five year periods (unless the portfolio manager’s tenure is shorter), and management and peer reviews.

Long-term performance award. A portfolio manager is eligible to receive a long-term performance award that vests after three years. The amount of the award when granted is based on the same factors used in determining the cash bonus. The value of the award at the completion of the three-year vesting period is adjusted based on the risk-adjusted investment performance of Fund(s) managed by the portfolio manager during the vesting period and the performance of the TIAA organization as a whole.

Profits interest plan. Portfolio managers are eligible to receive profits interests in Nuveen Asset Management and its affiliate, Teachers Advisors, LLC, which vest over time and entitle their holders to a percentage of the firms’ annual profits. Profits interests are allocated to each portfolio manager based on such person’s overall contribution to the firms.

There are generally no differences between the methods used to determine compensation with respect to the Fund and the Other Accounts shown in the table above.

Beneficial Ownership of JFR Securities

As of January 31, 2025, the portfolio manager beneficially owned the following dollar range of equity securities issued by the Fund.

Name of Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Coale Mechlin	X

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable to this filing.

(a)(2) Not applicable to this filing.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4) Not applicable.

(a)(5) Change in the registrant’s independent public accountant. Filed herewith.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Floating Rate Income Fund

Date: April 4, 2025	By:	/s/ David J. Lamb
David J. Lamb
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: April 4, 2025	By:	/s/ David J. Lamb
David J. Lamb
Chief Administrative Officer
(principal executive officer)

Date: April 4, 2025	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller
(principal financial officer)